																																																																																																																																														ELIGIBILITY (Reference: 13 CFR §120.101, 102, 110, 111, 130, 140, & SOP 50 10 6 Subpart A Chapter 1)																																																																																						CREDIT STANDARDS AND UNDERWRITING (Reference: SOP 50 10 6 Subpart B Chapters 1-3)																																									COLLATERAL, APPRAISALS AND ENVIRONMENTAL POLICIES (Reference: 13 CFR §120.160 & SOP 50 10 6 Subpart A, Chapter 5 and Subpart B Chapters 1-3)																										LOAN AUTHORIZATION, CLOSING AND DISBURSEMENT (Reference: 13 CFR §120.150, 160, 191, 220, 410 & SOP 50 10 6 Subpart B Chapter 5)																																																																																						SERVICING (Note: These files have not been reviewed for Liquidation procedures, as none of the files reviewed are in Liquidation. Reference: 13 CFR §120.150, 220, 410, 536 & SOP 50 57)
					Premier Audit Solutions													Commitment	Balance	Commitment	Balance	Commitment	Balance																							UCC Filing																																																														File Checklist											Indicate any of the following that apply to this loan [EPC/OC, Start-up, Franchise, Early Default, Change of Ownership, Sold in Secondary Market, Existing Business]							Use of Proceeds ($ Amount)										Key Metrics- Per Credit Authorization						1. Is Form 1920 in file and is it complete and certified by the PLP lender?					2. Business is a for-profit domestic operation.					3. Size determinations were correct and analyzed according to SBA policy.					4. Written evidence that credit is not available elsewhere without guarantee provided by SBA.					5. Franchise is on FranData; lender obtained Certificate of Change/No Change or otherwise eligible per SBA requirements.
6. SBA Form 1919 (formerly Form 912) “Statement of Personal History” obtained for all owners, loan guarantors, and key management (if applicable); if any question answered in the affirmative proper SBA clearance was obtained.
																																																																																																																																																																												7. No prior loss to the Government from prior federal assistance. Note if CAIVRS report is on file.					8. Owner(s) and guarantor(s) are eligible citizens or have eligible non-citizen status.					9. All EPC/OC conditions have been met.					10. Loan proceeds were used for eligible business purposes and in accordance with Loan Authorization.					11. Loan meets loan program–specific eligibility requirements/restrictions for delivery method under which the loan was approved.					12. All change of ownership eligibility requirements were met.					13. All debt refinancing conditions have been met.					14. Loan proceeds used for same institution debt (SID) refinance meets PLP refinancing requirements.					15. All occupancy percentage and use of proceed requirements are met.					16. Business meets all other eligibility requirements.					17. No actual or apparent conflicts between borrower and/or lender, or lender preferences were detected.						18. Personal resources test was performed and documented for each business owner with 20% or more interest in the business.					19. Credit analysis was performed and included repayment ability based on historical income statements and/or tax returns for an existing business or business acquisition.					20. Repayment is justified based on projections with reasonableness of assumptions and compared to industry standards.					21. A ratio analysis of the financial statements including comments on any trends and a comparison with industry averages was performed.					22. Business credit reports were obtained and reviewed.					23. Owners’ & managers’ relevant experience in business, credit histories & explanation of adverse info on credit histories.					24. Borrower equity injection appropriate for project and verified prior to disbursement with supporting documentation.					25. Capitalization has been adequately analyzed for business solvency.						26. Business valuation was obtained for business acquisition in accordance with SBA loan program requirements (if applicable).					27. All available collateral was pledged and lender performed an analysis of collateral adequacy, including liquidation values.					28. Appraisals were obtained and comply with SBA loan program requirements.					29. Environmental Questionnaire obtained before pledging and/or acquiring title to commercial real estate.					30. Phase I and/or Phase II Environmental Report was conducted in accordance with SBA loan program requirements and no further remediation required.						31. Loan Authorization prepared in accordance with credit memo.					32. Hazard Insurance Policies obtained for all assets pledged as collateral, if not required it must be documented.					33. Standard Flood Insurance Policy or documentation showing property is not located in a special flood hazard area.					34. Life Insurance determination was conducted and documented in accordance with SBA loan program requirements.					35. Collateral assignment of life insurance obtained (if applicable).					36. Other insurance policy requirements (workers’ comp, malpractice, etc.).					37. Reconciled IRS tax transcripts for past 3 years (if not a start-up) to verify historic financial information upon which credit decision was made (including affiliates as applicable).					38. Standby Agreement required for equity injection is properly executed and copy of promissory note is in the file (if applicable).					39. Standby Agreement(s) obtained and properly executed for other standby debt identified in Loan Authorization (if applicable).					40. All required personal and corporate guarantees (SBA Form 148/148L) were obtained.					41. Lender obtained proper lien position as required by Loan Authorization.					42. Lender has copies of certificate of ownership and/or titles on any non-real estate collateral (vehicles, boats, motor homes, etc.).					43. All required SBA Forms 159 (Fee Disclosure Form and Compensation Agreement) to identify all agent/broker relationships were obtained.					44. Evidence of SAMS exclusion search is in loan file with acceptable results.					45. Guarantee fee paid as required in the authorization and within the required timeframe.					46. Evidence that the loan proceeds were used for purposes defined in the authorization. Reference Form 1050, if not in file make comment.					47. All required collateral lien positions have been adequately perfected.						48. Lender obtained annual financial statements and analyzed in accordance with loan authorization.					49. Lender’s monitoring of continued creditworthiness is considered sufficient.					50. Evidence that Lender monitors required insurance coverage at least annually.					51. Evidence that Lender has kept all lien positions current.
Client	Originating Bank	Borrower	Business/Occupation	Entity Type	PAS Reviewer	As-Of Date	Review Date	Note #	Original Date	CIT Date	Maturity	Rate	Payment Amount	Loan Type	Commitment	Balance	Available	Less: SBA Guaranty	Less: SBA Guaranty	Unguaranteed Portion	Unguaranteed Portion	Unguaranteed Portion for Sale	Unguaranteed Portion for Sale	Current Rate	Next Rate Adjust.	Prepay Penalty	Paid To	Max. Delinquency	$ SBA Sold (000s)	$ SBA Guar (000s)	Guaranty %	Guarantors	Guarantee in File?	Guarantors	Guarantee in File?	Guarantors	Guarantee in File?	Guarantors	Guarantee in File?	Guarantors	Guarantee in File?	Guarantors	Guarantee in File?	Guarantors	Guarantee in File?	Filing Date	Post Search Date:	Continuation Date:	1st Position ?	NOTES on UCC Filing	Non-Real Estate Collateral	$ Value (000s)	LTV	Non-Real Estate Collateral	$ Value (000s)	LTV	Non-Real Estate Collateral	$ Value (000s)	LTV	Non-Real Estate Collateral	$ Value (000s)	LTV	Notes on Non-Real Estate Collateral	Real Estate Type	Address	Appraisal Date	Market Value (000s)	Title Policy Date	Amount (000s)	Deed of Trust Record Date	Amount (000s)	1st Lien $ (000s)	LTV	2nd Lien $ (000s)	CLTV	3rd Lien $ (000s)	CLTV	Real Estate Type	Address	Appraisal Date	Market Value (000s)	Title Policy Date	Amount (000s)	Deed of Trust Record Date	Amount (000s)	1st Lien $ (000s)	LTV	2nd Lien $ (000s)	CLTV	3rd Lien $ (000s)	CLTV	Real Estate Type	Address	Appraisal Date	Market Value (000s)	Title Policy Date	Amount (000s)	Deed of Trust Record Date	Amount (000s)	1st Lien $ (000s)	LTV	2nd Lien $ (000s)	CLTV	3rd Lien $ (000s)	CLTV	Summary	Exceptions/Missing Documents	SBA Loan #	SBA Authorization Date	SBA Approved Amount	SBA Guaranty %	Final Funding Date	FIRS	Guaranty Fee Due Date	Guaranty Paid Date	Delivery Method	Amount of Other SBA Loans	Status (Current / Past Due / Delinquent [+60 days] / Active Purchase / Liquidation)	EPC/OC	Sold in Secondary Market	Change of Ownership	Early Default	Franchise	Start-up	Existing Business	Machinery/Equipment	Purchase RE	Working Capital	*Note	Fixtures	Construct R/E	Debt Refinance	Leaseholds	Business Acquisition	Other	Based on Financials Year:	Equity Injection %	Current Ratio	Debt / Net Worth	Business DSCR	Global DSCR	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Additional Comments	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Required Narrative Describing Credit Underwriting	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Additional Comments	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Additional Comments	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain	Req	Yes	No	NA	Explain

Falcon Bridge Capital, LLC	Peoples Bank	[REDACTED]	Hotel / Motel Operations	LLC	[REDACTED]	02/28/23	08/04/23	9172092-10	08/14/20		08/14/45	WSJP + 2.25%	$14,737	SBA 7a RE	$2,400,000	$2,292,876	$0	($1,800,000)	($1,719,657)	$600,000	$573,219		$458,575	9.75%	04/01/23	5%,3%,1%	UTD	30 Days	UTD	$1,800	75%	[REDACTED]	Yes	[REDACTED]	Yes	[REDACTED]	Yes									08/17/20	08/25/23		Yes	NOTES:	Assignment of Life Ins.	$1,200	N/A	FF&E	$250		Blanket UCC							Motel / Hotel 1st DT	[REDACTED]	10/01/19	$3,000	08/14/20	$2,400	08/14/20	$2,400	$2,400	76%
Subject is an SBA 7(a) loan to purchase an existing 105 room, franchised hotel (dba) [REDACTED], located in [REDACTED].  Subject property is located near the [REDACTED].  Franchise Agreement with [REDACTED] in file. Proceeds were used  to purchase the business (change of ownership) including RE, finance construction costs, provide working capital, pay SBA guaranty fee and soft costs for closing. Total transaction cost is 3,000M, with Borrower cash injection of 600M, 20% equity which came from verified personal resources.  Subject property is secured by a 1st D/T on the property, which appraised for 3,000M as of 10/01/19, for a current LTV of 76%. Subject is further secured by an Assignment of Life Insurance. Borrower was formed to hold the subject property, and is owned [REDACTED] 34%, [REDACTED] 33% and [REDACTED] 33%.  Guarantors have extensive experience in hotel management.  Historic cash flow has been positive with Borrower projected DSCR of 2.26x.  Rationale for approval is well documented, and the loan appears to be underwritten to SOP standards.
																																																																																																											UTL - Evidence that Lender monitors required insurance coverage at least annually. Loan Authorization not signed by SBA	4584168200	08/06/20	$2,400,000	75%	08/14/20	A250850	90 days of approval	08/17/20	pay.gov	Unknown	UTD-A current loan history was not provided.	N/A	UTD	Yes	N/A	Yes	N/A	Yes	N/A	$1,650,000	$10,000		N/A	$660,000	N/A	N/A	N/A	$80,000	Projectioon	20%	N/A	4.00	2.26	UTL	X	X			Form 1920 is on file and certified by Lender	X	X				X	X				X	X				X	X			Francise Agreement in file.	X	X			Form 1919 from all guarantors are in the loan file	X	X				X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.	X	X			Business Valuation in file.	X	X				X	X				X	X							X			X		X		Loan Authorization not signed by SBA	X	X				X	X				X	X				X	X							X		X	X							X					X		X	X				X	X							X		X	X				X	X				X	X				X	X			Form 1050 in file	X	X								X		X	X				X		X		UTD Bank uses a service to monitor property insurance however, documentation provided does not show policy expiration date.	X	X
Falcon Bridge Capital, LLC	Peoples Bank	[REDACTED]	Hotel / Motel Operations	LLC	[REDACTED]	02/28/23	08/04/23	9175474-10	06/07/21		06/07/46	WSJ + 2.75%	$42,367	SBA 7a RE	$867,300	$847,346	$0	($780,570)	($762,611)	$86,730	$84,735		$42,367	10.25%	04/01/23	5%, 3%, 1%	UTD	Never	UTD	$781	90%	[REDACTED]	Yes	[REDACTED]	Yes	[REDACTED]	Yes									06/08/21	08/17/23		Yes	NOTES:	Assignment of Life Ins.	$1,000	N/A	FF&E	$45	N/A	Blanket UCC							Motel / Hotel 1st DT	[REDACTED]	03/19/21	$1,060	05/14/21	$867	05/14/21	$867	$867	80%
Subject is an SBA 7(a) loan to purchase an existing 46 room, independent motel (dba) [REDACTED], located in [REDACTED], NC.  Proceeds were used  to purchase the property, provide working capital and soft costs for closing. The purchase price was 1,150M, with Borrower cash injection of 25%, or 283M, which came from verified personal resources. Subject property is secured by a 1st D/T on the property, which appraised for 1,060M as of 03/19/21, for a current LTV of 80%. Subject is further secured by a UCC filing in 1st position and assignment of life insurance for [REDACTED] for 1,000M (both properly documented). Borrower was formed to hold the subject property, and is owned 60% by [REDACTED],  20%  by [REDACTED] and 20% by [REDACTED]. All three provide a personal guarantee. Guarantors have had many years of successful gas station and C-Store management branching out to hospitality. The acquired property has been in operation since 1998 (closed during 2020 due to the Covid 19 pandemic).  Historic cash flow has been positive with 2019 DSCR of 1.29x and Bank projected 2021 DSCR of 1.87x.  Rationale for approval is well documented, and the loan appears to be underwritten to SOP standards.
																																																																																																											UTD - Evidence that Lender monitors required insurance coverage at least annually.	9867749000	06/03/21	$867,300	90%	06/07/21	A250850	90 days of approval	no fee required	pay.gov	Unknown	UTD-A current loan history was not provided.	N/A	UTD	Yes	N/A	N/A	N/A	Yes	N/A	$767,250	$51,861		N/A	N/A	N/A	N/A	N/A	$48,189	2019	25%	N/A	4.49	1.26	1.43	X	X			Form 1920 is on file and certified by Lender	X	X				X	X				X	X							X		X	X			Form 1919 from all guarantors are in the loan file	X	X				X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				n/a		X	X				X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X							X		X	X							X					X		X	X				X	X							X		X	X				X	X				X	X				X	X				X	X								X			X						X		UTD	X	X
Falcon Bridge Capital, LLC	Peoples Bank	[REDACTED]	Hotel / Motel Operations	LLC	[REDACTED]	02/28/23	08/07/23	9183655-10	05/20/21		05/20/46	WSJ + 2.00%	$38,776	SBA 7a RE	$4,480,250	$4,357,146	$0	($3,749,969)	($3,646,932)	$730,281	$710,215		$492,358	9.50%	04/01/23	5%, 3%, 1%	UTD	Never	UTD		84%	[REDACTED]	05/20/21	[REDACTED]	05/21/21											05/28/21	08/17/23		Yes	NOTES:	FF&E	$713		Blanket UCC										Motel / Hotel 1st DT	[REDACTED]	05/13/21	$5,187	05/28/21	$4,480	05/28/21	$4,480		74%
Originated in 5/21 for 4,480M to refinance debt on a 162-room franchised [REDACTED] and provide for renovations 509M and working capital 250M with remaining funds toward escrow and closing costs. [REDACTED] purchased the hotel in 2012 and extensively remodeled it in 2017 - 2019. The loan carries an 83.7% SBA guaranty. Terms are P&I fully amortized over 25-years. Borrower is wholly owned by the two guarantors who have extensive hospitality experience with multiple affiliated entities. Subject property provided an 86% LTV (real estate only) at origination (84% LTV currently) and a 2019 DSC of 1.86. Global DSC was 1.27. Bank provides supporting evidence that refinance proceeds are SBA eligible and other eligibility requirements appear satisfied.
																																																																																																											UTL Borrower's annual financial statements and tax returns, as required in the BLA. UTD Lender’s monitoring of continued creditworthiness is considered sufficient. However, paying as agreed	2647929002	05/17/21	$4,480,250	84%	05/28/21		Waived (CARES)	Waived (CARES)	Waived (CARES)	UTD	UTD-A current loan history was not provided.					Yes		Yes			$250,000				$3,568,000	$509,429		$152,821	2019	n/a	38.42	4.64	1.86	1.27	X	X				X	X				X	X				X	X				X	X				X	X				X	X			On file	X	X							X		X	X				X	X							X		X	X							X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance other than noted exceptions.				X		X	X				X	X				X	X				X	X			RSRA 11/20 - stated "Low Risk" - no further investigation.		X	X				X	X				X	X				X	X			[REDACTED] - 2.0MM	X	X							X		X	X							X					X		X	X				X	X							X		X	X				X	X							X	CARES Act waiver	X	X				X	X					X		X		UTL Annual borrower tax returns and financial statements as required in the BLA. Most current is 2019 used for underwriting.	X	X			However, paying as agreed.	X	X				X	X
Falcon Bridge Capital, LLC	Peoples Bank	[REDACTED]	Hotel / Motel Operations	LLC	[REDACTED]	02/28/23	08/07/23	9177272-10	12/16/20		12/16/45	WSJ + 1.75%	$13,115	SBA 7a RE	$1,550,000	$1,493,918	$0	($1,162,500)	($1,120,439)	$387,500	$373,480		$298,784	9.25%	04/01/23	5%, 3%, 1%	UTD	Never	UTD	$1,162	75%	[REDACTED]	Yes													12/22/20	UTL		UTD	NOTES:	Blanket UCC		N/A	Assignment of Life Ins.	$350	N/A	FF&E	$117						Motel / Hotel 1st DT	[REDACTED]	11/02/20	$2,400	12/22/20	$1,550	12/22/20	$1,550	$1,550	62%
Subject is an SBA 7(a) loan to buy-out 50% partner (sister) of an existing 61 room, franchised [REDACTED], located in [REDACTED].  Franchise Agreement with [REDACTED] in file.  Proceeds were used  to buy-out a family partner (change of ownership) including RE,  pay off existing mortgage, provide working capital, pay SBA guaranty fee and soft costs for closing.   Subject property is secured by a 1st D/T on the property, which appraised for 2,400M as of 11/XX/20, for a current LTV of 62%. Subject is further secured by a UCC filing and an Assignment of Life Insurance. Borrower was formed to hold the subject property, and is 100% owned by [REDACTED].  Guarantor has extensive experience in hotel management.  Historic cash flow has been positive. Borrower T/R for 2019 shows property DSCR as 1.87x.  Rationale for approval is well documented, and the loan appears to be underwritten to SOP standards.
																																																																																																											Loan Authorization and Loan Agreement not signed by SBA. UTL - Post UCC Search to verify lien position UTL - SAMS report in credit file UTD - Evidence that Lender monitors required insurance coverage at least annually.	9376338201	10/08/20	$1,550,000	75%	12/16/20	A250850	90 days of approval	12/21/20	pay.gov	Unknown	UTD-A current loan history was not provided.	N/A	N/A	Yes	N/A	Yes	N/A	Yes	N/A	$542,304	$913		N/A	N/A	$894,880	N/A	Yes	$111,903	2019	N/A	N/A	2.20	1.87	1.29	X	X			Form 1920 is on file and certified by Lender	X	X				X	X				X	X				X	X			Franchise Agreement in file.	X	X				X	X				X	X							X		X	X				X	X				X	X				X	X			Copy of note and demand letter in file.				X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X	Business Valuation not required	X	X				X	X				X	X							X			X		X		Loan Authorization and Loan Agreement not signed by SBA	X	X				X	X				X	X				X	X							X		X	X							X					X		X	X				X		X		UTL Post UCC search to verify lien position.				X		X	X				X		X		UTL SAMS report in credit file	X	X				X	X			Form 1050 in file	X	X								X			X						X		UTD	X		X		No UCC- post searches in file
Falcon Bridge Capital, LLC	Peoples Bank	[REDACTED]	Hotel / Motel Operations	Corporation	[REDACTED]	02/28/23	07/07/23	9175172-10	09/25/20		10/25/45	WSJP + 1.75%	$30,401	SBA 7a RE	$3,630,000	$3,457,611	$0	($2,722,500)	($2,593,208)	$907,500	$864,403		$691,522	9.25%	04/01/23	5%/3%/1%	UTD	30 Days	UTD	$2,677	75%	[REDACTED]	Yes													09/29/20	UTL	N/A	UTD	NOTES:	FF&E	$650	N/A	Assignment of Life Ins.	$1,280	N/A	Blanket UCC							Motel / Hotel 1st DT	[REDACTED]	09/20/20	$4,400	09/18/20	UTL	09/28/20	$3,630	$3,630	83%
The subject SBA 7a loan was used to refinance an existing SBA 7a real estate loan with another lender related to a 113-room [REDACTED]s.  The purpose of the refinance was for owner, [REDACTED], to buy-out the ownership interest in co-owner [REDACTED].  The buy-out resulted in [REDACTED] becoming 100% owner.  Funds of approximately $3.4MM were used to refinance an existing SBA 7a loan with another lender.  Remaining funds were used to pay the SBA guaranty fee and closing costs.  The loan is secured by a 1st TD and UCC filing on the motel located at  [REDACTED].  Appraisal dated 9/18/20 valued the motel at $4.7MM, with $4.4MM allocated to RE and $650M to FF&E.  This provides an overall LTV of 82.5% on RE only value.  In addition the Bank has an assignment of life insurance on [REDACTED] in the amount of $1,280M.  It appears the loan was well underwritten and complies with SBA 7a guidelines.
																																																																																																											UTL Business credit reports UTL Title Policy UTL UCC-1 post search	8399538200	09/25/20	$3,630,000	75%	09/01/20	A250850	12/25/20	9/30/2022 and 01/01/21	pay.gov	UTD	UTD-A current loan history was not provided.		UTD	X				X							$3,429,776			$200,224	2019	N/A	14.20	2.60	1.35	1.32	X	X				X	X				X	X				X	X				X	X				X	X			Form 1919 executed and in file.	X	X				X	X							X		X	X			Yes but Authorization use of proceeds does not indicate refinance for change of ownership.	X	X				X	X				X	X							X		X	X				X	X				X	X					X	X				X	X				X	X				X	X			The pro-forma leverage ratio was shown using the appraised value of the subject property.	X		X		UTL	X	X							X	Refinance of existing debt.	X	X			Same as #20 above	Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X	Refinance of existing loan for change of ownership	X	X				X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X							X					X		X	X				X		X		UTL title policy and post close UCC filing				X		X	X									X	X				X	X				X		X		Same as #41		X		X		No current financials in file	X		X		UTD	X		X		UTD	X		X		UTD
Falcon Bridge Capital, LLC	Peoples Bank	[REDACTED]	Hotel / Motel Operations	LLC	[REDACTED]	02/28/23	08/04/23	9175237-10	10/30/20		10/31/45	WSJP + 2.50%	$23,049	SBA 7a RE	$2,570,000	$2,475,514	$0	($1,927,500)	($1,856,637)	$642,500	$618,877		$495,101	10.00%	04/01/23	5%,3%,1%	UTD	Never	UTD	$1,927	75%	[REDACTED]	Yes													11/05/20	08/22/23		Second Position	NOTES: Post Search on 08/22/23 shows Peoples Bank in second position behind [REDACTED] that filed on 04/06/23. Peoples Bank had an incorrect filing and did not find thier error until recently.	Assignment of Life Ins.	$2,570	N/A	FF&E	$190	N/A	Blanket UCC							Motel / Hotel 1st DT	[REDACTED]	10/14/20	$3,500	11/05/20	$2,570	11/05/20	$2,570	$2,570	71%
Subject is an SBA 7(a) loan to purchase an existing 107 room, full service, franchised hotel [REDACTED], located in [REDACTED]. Subject property is located one mile from the [REDACTED].  Franchise Agreement with [REDACTED] not found in file. Proceeds were used  to purchase the business (change of ownership), purchase the property, finance construction costs for PIP improvements, provide working capital, pay SBA guaranty fee, pay franchise fee and soft costs for closing. Total transaction cost is 3,370M, with Borrower cash injection of 24%, or 800M which came from verified personal resources. Subject property is secured by a 1st D/T on the property, which appraised for 3,500M as of 10/14/20, for a current LTV of 71%. Subject is further secured by a UCC filing in 2nd position due to an incorrect filing (SBA required 1st position) and assignment of life insurance for [REDACTED] for 2,570M. Borrower was formed to hold the subject property, and is owned 70% by [REDACTED] (Guarantor),  15%  by [REDACTED] and 15% by [REDACTED]l.  Principals own and operate several hotels across the country.  Guarantor, [REDACTED] owns and operates the hotel construction company that will be completing the PIP improvements as required by the Franchise Agreement.  Borrower provided projections show DSC of 1.66x in Year 1 and 1.89x in Year 2 and assumes 67% occupancy.   Rationale for approval is well documented, and the loan appears to be underwritten to SOP standards.
																																																																																																											UCC Post search shows Bank in 2nd position resulting from Bank error. UTL - IRS Tax transcripts from Seller - LE Projects	8787088209	10/22/20	$2,570,000	75%	10/30/20	A250850	90 days of approval	10/26/20	pay.gov	Unknown	UTD-A current loan history was not provided.	N/A	N/A	Yes	N/A	Yes	N/A	Yes			$20,378			$600,000			$1,750,000	$199,622	Projected	24%	N/A	5.56	1.66	1.97	X	X			Form 1920 is on file and certified by Lender	X	X				X	X				X	X				X	X				X	X			Form 1919 from all guarantors are in the loan file	X	X				X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X							X		X		X		UTL IRS Tax Transcripts not found in file for Seller				X					X		X	X				X		X		1st Position UCC Filing on all assets was required by the Loan Authorization. UCC post search shows Bank in 2nd position due to Bank's error				X		X	X				X	X				X	X				X	X				X	X								X			X						X		UTD	X		X		UCC post search shows Bank in 2nd position due to Bank's error
Falcon Bridge Capital, LLC	Peoples Bank	[REDACTED]	Hotel / Motel Operations	LLC	[REDACTED]	02/28/23	08/07/23	9177310-10	12/17/20		12/17/35	WSJ + 2.00%	$18,606	SBA 7a RE	$1,825,000	$1,646,141	$0	($1,368,750)	($1,234,606)	$456,250	$411,535		$329,228	9.50%	04/01/23	5%, 3%, 1%	UTD		UTD		75%	[REDACTED]	Yes	[REDACTED]	Yes											03/04/21	UTL	n/a	UTL	NOTES:	FF&E	$410	53%	Blanket UCC										Motel / Hotel 1st DT	[REDACTED]	09/08/20	$3,100	12/23/20	$1,825	12/23/20	$1,825	$1,646	53%
The SBA 7a loan is for a $1.8MM to refinance existing debt on a [REDACTED] hotel located in [REDACTED].  Additional funds of approximately $200M are being used for PIP.  The hotel has been owned by husband/wife team of [REDACTED]  (50% and [REDACTED]  (50%) since 2014.  They also own a liquor store in [REDACTED] , a 40% ownership interest in a [REDACTED]  in [REDACTED], and a 10% interest in a [REDACTED] in [REDACTED] .  The [REDACTED]'s live in [REDACTED] and are involved in the day to day management of both the liquor store and [REDACTED].  The loan is secured by a 1st TD on the 60-room hotel located at [REDACTED] as well as a UCC-1 filling on all business assets located at the hotel.  An appraisal was completed on the property at $3.1MM providing an LTV of 58.8% at origination.  The current LTV is 53% based on the current loan balance.  The loan also has an assignment of life insurance in the amount of $2.0MM on [REDACTED].  The underwriting is sound and collateral is well supported.   Otherwise, SBA guidelines appear to be in compliance.
																																																																																																											UTL post search for UCC filing confirming 1st position. UTL IRS transcripts for [REDACTED] UTD that a ratio analysis of the financial statements including comments on any trends and a comparison with industry averages was performed. Balance Sheet ratios not included in credit memo	9417388202	12/10/20	$1,825,000	75%	12/17/20	A250850	03/10/21	12/21/20	Pay.gov		UTD-A current loan history was not provided.					Yes		Yes			$2,026		$200,000		$1,560,000			$62,974	2019	n/a	UTL	UTL	2.57	1.91	X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X							X		X	X				X	X							X		X	X							X		X	X				X	X				X	X					X	X				X	X							X		X		X		Balance Sheet ratios not included in credit memo	X	X				X	X							X		XX	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X				X	X				X	X			Records Search w/Risk Assessment (RSRA) report was completed and in file indicating "low risk" and no further investigation is required to investigate potential environmental conditions.		X	X				X	X				X	X				X	X				X	X				X	X				X		X		UTL				X					X		X	X				X	X							X		X	X				X	X				X	X				X	X				X		X		UTL post search for UCC filing.		X		X		No current financials in file.	X		X		UTD	X		X		UTD	X		X		UTD - no post search in file
Falcon Bridge Capital, LLC	Peoples Bank	[REDACTED]	Hotel / Motel Operations	LLC	[REDACTED]	02/28/23	08/04/23	9171207-10	06/24/20		06/24/45	WSJP + 2.00%	$17,005	SBA 7a RE	$1,981,500	$1,888,436	$0	($1,486,125)	($1,416,327)	$495,375	$472,109		$377,687	9.50%	04/01/23	5%,3%,1%	UTD	Never	UTD	$1,486	75%	[REDACTED]	Yes	[REDACTED]	Yes											07/02/20	08/25/23	N/A	Yes	NOTES:	FF&E	$350	N/A	Assignment of Life Ins.	$500	N/A	Blanket UCC							Motel / Hotel 1st DT	[REDACTED]	02/21/20	$2,650	UTL	$1,981	UTL	$1,981	$1,981	71%
Subject is an SBA 7(a) loan to purchase an existing 80 room, full service, franchised hotel (dba) [REDACTED], located in [REDACTED]. Franchise Agreement with [REDACTED] in file. Proceeds were used  to purchase the business (change of ownership) including RE,  finance construction costs, provide working capital, pay SBA guaranty fee, pay franchise fee and soft costs for closing. Total transaction cost is 2,430M, with Borrower cash injection of 9%, or 199M which came from verified personal resources. Seller to carry back a note for 250M (on full standby).  Subject property is secured by a 1st D/T on the property, which appraised for 2,650M as of 02/21/20, for a current LTV of 71%. Subject is further secured by a UCC filing in 1st position and Assignment of Life Insurance for 500M. Borrower was formed to hold the subject property, and is owned 50% by [REDACTED],  50% by [REDACTED], father and son.  Guarantors have extensive experience in hotel management.  Historic cash flow has been positive with 2019 DSCR of 2.59x.  Rationale for approval is well documented, and the loan appears to be underwritten to SOP standards.
																																																																																																											UTD - Evidence that Lender monitors required insurance coverage at least annually. (Bank uses a service to monitor property insurance however, documentation provided does not show policy expiration date.)	1515788005	06/22/20	$1,981,500	75%	06/24/20	A250850	90 days of approval	06/25/20	pay.gov	Unknown	UTD-A current loan history was not provided.	N/A	N/A	Yes	N/A	Yes	N/A	Yes	N/A	$1,701,000	$34,714		N/A	$150,000	N/A	N/A	N/A	$95,786	2019	9%	N/A	5.00	2.59	2.26	X	X				X	X				X	X				X	X				X	X			Franchise agreement is in file.	X	X			Form 1919 from all guarantors are in the loan file	X	X				X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X							X		X	X				X	X				X	X				X	X				X	X							X		X	X				X	X				X	X				X	X				X	X								X		X	X				X		X		UTD Bank uses a service to monitor property insurance however, documentation provided does not show policy expiration date.	X	X
Falcon Bridge Capital, LLC	Peoples Bank	[REDACTED]	Hotel / Motel Operations	LLC	[REDACTED]	02/28/23	08/07/23	9176500-10	12/03/20		12/03/45	WSJ + 2.00%	$13,067	SBA 7a RE	$1,510,000	$1,460,342	$0	($1,132,500)	($1,095,257)	$377,500	$146,034		$73,017	9.50%	04/01/23	5%, 3%, 1%	UTD	Never	UTD		75%	[REDACTED]	Yes	[REDACTED]	Yes											12/14/20	08/22/23	n/a	Yes	NOTES:	FF&E	$191	86%	Blanket UCC			Assignment of Life Ins.	$1,000						Motel / Hotel 1st DT	[REDACTED]	09/23/20	$1,700	12/03/20	$1,510	12/03/20	$1,510	$1,460	86%
The SBA 7a loan is to purchase a 69-room Microtel hotel located in [REDACTED].  The purchase price is $1.7MM, funded by the loan of $1.5MM and borrower down payments for the balance.  The subject property is a 3-story interior corridor hotel built in 2000.  The loan is secured by a 1st TD on the property located at [REDACTED].  The loan is also secured by a blanket UCC filing on FF&E of the motel.  The property was appraised at $1.7MM providing an LTV of 86%.  There is also a $1.0MM life insurance assignment on [REDACTED].  The loan is guaranteed by [REDACTED] and [REDACTED].  The property is being purchased out of a bankruptcy that occurred in March 2019 due to a dispute between the owners.  Based on 2019 revenues the hotel DSCR is 1.81x and global DSCR of 1.23x. Although the Credit Authorization inaccurately states a loan amount of 1.53MM, the SBA Loan Authorization states an approved loan amount of 1.51MM which matches the final loan documentation. Other than noted exceptions, the loan appears to be underwritten to SOP standards.
																																																																																																											UTD - Evidence that Lender monitors required insurance coverage at least annually. UTL - IRS transcripts from seller tax returns UTD that a ratio analysis of the financial statements including comments on any trends and a comparison with industry averages was performed. Balance Sheet ratios not included in credit memo Credit memo & Loan Authorization amounts do not match. Use of proceeds in Loan Authorization exceeds the amount of the loan. Authorization is for $1,510,000 and approved credit memo is $1,530,000	919328201	11/20/20	$1,510,000	75%	12/03/20	A250850	02/20/21	11/24/20	Pay.gov		UTD-A current loan history was not provided.					Yes		Yes		$1,360,000	$19,838							$130,162	2019	17%	UTL	UTL	1.81	1.23	X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X							X		X		X		Loan Authorization use of proceeds section incorrectly prepared.	X	X							X					X					X		X	X				X	X				X	X					X	X				X	X				X	X				X		X		Balance sheet ratios not included in analysis	X	X				X	X				X	X				X		X		Balance sheet ratios not included in analysis	Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X				X	X				X	X					X		X		Use of proceeds in Loan Authorization exceeds the amount of the loan. Authorization is for $1,510,000 and approved credit memo is $1,530,000	X	X				X	X				X	X				X	X				X	X				X		X		UTL IRS transcripts in file				X					X		X	X				X	X							X		X	X				X	X				x	x				X	X				X	X					X	X				X		X		UTD	X		X		UTD Bank uses a service to monitor property insurance however, documentation provided does not show policy expiration date.	X	X
Falcon Bridge Capital, LLC	Peoples Bank	[REDACTED]	Hotel / Motel Operations	LLC	[REDACTED]	02/28/23	08/07/23	9174842-10	09/18/20		10/18/45	WSJP + 2.25%	$21,819	SBA 7a RE	$2,475,000	$2,390,556	$0	($1,856,250)	($1,792,917)	$618,750	$597,639		$478,111	9.75%	04/01/23	5%,3%,1%	UTD	30 Days	UTD	$1,856	75%	[REDACTED]	Yes													09/24/20	08/28/23		Yes	NOTES:	Blanket UCC	Required but UTL		Assignment of Life Ins.	$350									Motel / Hotel 1st DT	[REDACTED]	08/17/20	$3,105	09/25/20	$2,475	09/25/20	$2,475	$2,475	77%
Subject is an SBA 7(a) loan to refinance existing debt and buy-out 20% partner, secured by an existing franchised 80 room [REDACTED] located in [REDACTED].  Property was purchased by two individuals in 2018.  Proceeds went to debt refinance, purchase of [REDACTED], working capital, leasehold improvements and soft costs for closing. Subject property is secured by a 1st D/T on the property, which appraised for 3,105M as of 08/17/20, for a current LTV of 77%. Subject is further secured by a UCC filing and an Assignment of Life Insurance. Borrower was formed to hold the subject property, and is owned 100% by [REDACTED], guarantor. The structure is EPC/OC, with borrower [REDACTED] as the EPC, and [REDACTED] as the operating company. Guarantor owns other hotels in the area and has many years of successful hotel management. The subject property has positive cash flow. Borrower has projected DSCR of 1.60x and 2.65x for year 1 and 2, noting that the hotel will stay open and continue to operate during the conversion/renovation. Rationale for approval is well documented, and the loan appears to be underwritten to SOP standards.
																																																																																																											UTL Lease between EPC/OC is not in loan file UTL personal resources test in credit memo-underwriting requirement UTD - Evidence that Lender monitors required insurance coverage at least annually. Credit Approval requires Assignment of Life Insurance which was obtained. SBA Loan Authorization was silent on life insurance, however required a UCC 1 on all business assets.	8301688202	09/17/23	$2,475,000	75%	09/18/20	A250850	90 days of approval	09/30/20	pay.gov	Unknown	UTD-A current loan history was not provided.	Yes		Yes		Yes		Yes			$12,212			$126,600	$2,010,428		$250,000	$75,760	Projections	N/A	11.96	2.23	1.60	1.42	X	X			Form 1920 is on file and certified by Lender	X	X				X	X				X	X				X	X			Franchise Agreement in file.	X	X			Form 1919 from guarantor is in file	X	X				X	X				X		X		Lease between EPC/OC is not in loan file	X	X				X	X				X	X				X	X			Copies of notes and demand letters in file.				X		X	X				X	X				X	X					X		X		UTL personal resources test in credit memo.	X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X				X	X							X			X		X		Credit Approval requires Assignment of Life Insurance which was obtained. SBA Loan Authorization was silent on life insurance, however required a UCC 1 on all business assets..	X	X				X	X				X	X				X	X			Assignment of Life Insurance is in file.				X		X	X							X					X		X	X				X	X							X		X	X				X	X				X	X				X	X				X	X								X		X	X				X		X		UTD Bank uses a service to monitor property insurance however, documentation provided does not show policy expiration date.	X	X
Falcon Bridge Capital, LLC	Peoples Bank	[REDACTED]	Hotel / Motel Operations	LLC	[REDACTED]	02/28/23	08/07/23	9172130-10	09/21/20		10/21/45	WSJ +2.0%	$11,880	SBA 7a RE	$1,375,000	$1,326,329	$0	($1,031,250)	($994,747)	$343,750	$132,633		$66,316	9.50%	04/01/23	5%, 3%, 1%	UTD	Never	UTD	$1,031	75%	[REDACTED]	yes	[REDACTED]	yes	[REDACTED]	yes									09/22/20	08/22/23	UTL	Yes	NOTES:	FF&E	$1,200		Assignment of Deposit Account	$46		Assignment of Life Ins.	$600		Assignment of Life Ins.	$2,000		$600M on [REDACTED]; $1MM on [REDACTED]	Motel / Hotel 1st DT	[REDACTED]	08/18/20	$1,500	09/22/20	$1,375	09/22/20	$1,375	$1,375	92%
Subject is an SBA 7(a) loan;  loan proceeds were used to refinance business debts; this loan was the only business debt post-close.  Subject is secured by a 1st D/T on a hotel property in [REDACTED] (44-room [REDACTED]), an assignment of a $46M deposit account and a UCC-1 filing on all fixtures and equipment. Applicant renovated the property beginning in September 2018, completed in April 2019.  Subject property was appraised on 08/25/20 for $1,500M (as is).  Including the assignment of the deposit account, the LTV at loan origination was 88.94%. The current LTV is 85.79% (75% with FF&E). The real property's "stabilized" value was estimated to be $1,700M with projected stabilization to be attained 2/18/22.  The original purchase price was $1,200M; renovations were $400M (+/-);  borrower injected $409M (at COE), with borrower providing a 26% cash injection.  Guarantors are [REDACTED], [REDACTED] and [REDACTED], who own the Borrowing Entity 35%, 35% and 30%, respectively.   Bank required and received an assignment of life insurance for $600M on [REDACTED] and $2MM on [REDACTED]. The guarantors own 15% interests in several other entities, which are affiliates to the borrower.  Bank calculated Global DSCR based on borrower and guarantor at 1.64x for 2018/19;  Borrower DSCR for 2019 was 1.22x. Loan appears underwritten to 7(a) SOP standards, and the approval rationale is well documented.
																																																																																																											UTL Personal Resources test UTL Business Credit Report [REDACTED]'s (guarantor) tax return was not verified; UTL notification received from IRS due to inaccurate address	8322368210	09/18/20	$1,375,000	75%	09/22/20	A250850	12/17/20	09/22/20	pay.gov		UTD-A current loan history was not provided.		UTD			X		X			$3,194				$1,300,000			$71,806	06/30/20		3.96	-6.32	1.22	1.64	X	X				X	X				X	X			Form 1920 says $352,697 average annual receipts over the last three years vs $35MM standard Acutally this number is the 12/31/19 revenues (highest of reporting periods) per 2019 TR; average was $179,327	X	X			Stated on Form 1920 Stated in Credit Approval	X	X			Franchise agreement is in file	X	X			[REDACTED] Form 1919 is not signed	X	X			44060	X	X			Stated on Form 1920; supporting documents in file	X				Stated on Form 1920	X	X				X	X							n/a		X
(1) Complete Business Debt Schedule;  (2) All supporting documentation; (3) substantial benefit (10% or more improvement in cash flow); (4) existing debt no longer meets needs; (5) not paying off potential loss; (6) SBA Express; (7) existing SBA-guaranteed LOC not w/requesting lender; (8) not  refinancing a SBIC; (9) not refinancing a 504; (10) not refinancing 3rd party financing for existing 504; (11) not repay delinquent IRS, etc., (12) not repay seller financing <24 months from change of ownership
																																																																																																																																																																																																																		n/a		X	X			Form 1920 is on file & certfied by Lender	X	X				X	X			Stated on Form 1920		X		X		UTL this analysis in "Financial Analysis"	X	X				X	X			Projections for Year 1 & Year 2 in file (Tab 6)\	X	X				X		X		UTL	X	X							X		X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X				X	X				X	X					X	X				X	X				X	X			Zone X	X	X				X	X							X		X		X		[REDACTED] (guarantor) tax return was not verified; UTL notification received from IRS due to inaccurate address				X					X		X	X				X	X							X		X	X			packaging fee = $2,450	X	X				X	X				X	X				X	X								X		X		X		UTD	X	X				X	X
Falcon Bridge Capital, LLC	Peoples Bank	[REDACTED]	Hotel / Motel Operations	LLC	[REDACTED]	02/28/23	08/07/23	9174508-10	09/18/20		10/18/45	WSJ + 2.00%	$20,001	SBA 7a RE	$2,320,100	$2,232,957	$0	($1,740,075)	($1,674,718)	$580,025	$223,296		$111,648	9.50%	04/01/23	5%, 3%, 1%	UTD	Never	UTD	$1,740	75%	[REDACTED]	Yes	[REDACTED]	Yes	[REDACTED]	Yes	[REDACTED]	Yes							09/21/20	08/11/23		Yes	NOTES:	Blanket UCC		N/A	Assignment of Life Ins.	$806	N/A	FF&E	$444						Motel / Hotel 1st DT	[REDACTED]	07/14/20	$3,150	09/08/20	$2,320	09/08/20	$2,320	$2,320	71%
Subject is an SBA 7(a) loan to refinance existing debt (no change of ownership), secured by a  120 room, franchised hotel (dba) [REDACTED], located in [REDACTED].  Franchise Agreement with [REDACTED] in file.  Proceeds were used  to refinance debt, provide working capital, pay SBA guaranty fee and soft costs for closing.   Subject property is secured by a 1st D/T on the property, which appraised for 3,150M as of 07/14/20, for a current LTV of 71%. Subject is further secured by a UCC filing and an Assignment of Life Insurance. Borrower was formed to hold the subject property and is equally owned by 4 individuals, all guarantors.  Guarantors have extensive experience in hotel management currently owning 8 hotel properties.   Borrower projections show property DSCR as 2.62x.  Rationale for approval is well documented, and the loan appears to be underwritten to SOP standards.
																																																																																																											Assignment of Life Insurance not signed by Insurance Co. UTD - Evidence that Lender monitors required insurance coverage at least annually.	8276828204	09/15/20	$2,320,100	75%	09/18/20	A250850	90 days of approval	09/18/20	pay.gov	Unknown	UTD-A current loan history was not provided.	N/A	N/A	No	N/A	Yes	N/A	Yes	N/A	N/A	$89,465		N/A	N/A	$2,156,884	N/A	N/A	$73,751	Projection	N/A	N/A	2.17	2.62	3.44	X	X			Form 1920 is on file and certified by Lender	X	X				X	X				X	X				X	X			Francise Agreement in file.	X	X			Form 1919 from all guarantors are in the loan file	X	X				X	X							X		X	X				X	X							X	No Change of Ownership	X	X			Copies of notes and demand letters in file.				X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X				X	X							X			X	X				X	X				X	X				X	X				X		X		Assignment of Life Insurance not signed by Insurance Company				X		X	X							X					X		X	X				X	X							X		X	X				X	X				X	X				X	X				X	X								X		X	X				X		X		UTD Bank uses a service to monitor property insurance however, documentation provided does not show policy expiration date.	X	X
Falcon Bridge Capital, LLC	Peoples Bank	[REDACTED]	Hotel / Motel Operations	S-Corporation	[REDACTED]	02/28/23	07/10/23	9174907-10	09/22/20		10/22/45	WSJP + 2.00%	$16,418	SBA 7A RE	$1,900,000	$1,832,726	$0	($1,425,000)	($1,374,545)	$475,000	$458,182		$366,545	9.50%	04/01/23	5%,3%,1%	UTD	Never	UTD		75%	[REDACTED]	Yes	[REDACTED]	Yes	[REDACTED]	Yes	[REDACTED]	Yes	[REDACTED]	Yes					10/06/20	08/23/23	UTD	Yes	NOTES:	FF&E	$360		Assignment of Life Insurance- [REDACTED] (UTL)	$400		Blanket UCC							Motel / Hotel 1st DT	[REDACTED]	08/17/20	$3,000	09/28/20	$1,900	09/28/20	$1,900	$1,900	63%
The subject SBA 7a loan was used to refinance existing bank debt, provide working capital, and for loan closing costs.  The business is a 74-room [REDACTED] hotel located at [REDACTED].  Loan funds of $1.8MM were used to refinance the existing debt, $4M for working capital and the balance for closing costs.  [REDACTED] is owned by [REDACTED] (30%), [REDACTED] (20%), [REDACTED] (15%), [REDACTED] (20%), and [REDACTED] (15%).  All owners are guarantors on the loan.  The hotel was purchased by the current owners in 2012.  There were three loans refinanced with the subject loan.  Based on the terms of the existing loans they were eligible for refinancing under SBA guidelines.  An appraisal of the subject hotel provided a value of $3,000,000 resulting in a 63.3% LTV.  Historical cash flow for the subject business provided a 1.36x DSCR based on the 2019 tax return.  Overall the subject loan was well underwritten and appears to be in compliance with SBA 7a guidelines.
																																																																																																											UTL Personal resource test	8326688209	09/19/20	$1,900,000	75%	09/19/20	A250850	12/19/20	09/30/20	pay.gov	UTD	UTD-A current loan history was not provided.		UTD					X			$4,156				$1,829,466			$66,378	2019	N/A	27.50	2.17	1.36	0.89	X	X				X	X				X	X				X	X				X	X				X	X			Form 1919 in file	X	X				X	X							X		X	X				X	X							X		X	X							X		X	X				X	X				X	X					X		X		UTL Personal resource test	X	X				X	X				X	X			The leverage ratio utilized the appraised value of the subject property to calculate	X	X				X	X							X		X	X			Same as #20 above	Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X				X	X				X	X			A Records Search w/Risk Assessment was performed on the subject property.		X	X				X	X				X	X				X	X			Required on [REDACTED] in the amount of $400,000	X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X				X	X				X	X				X	X								X		X	X				X		X		UTL evidence of Hazard insurance. Expired 2022	X	X
Falcon Bridge Capital, LLC	Peoples Bank	[REDACTED]	Hotel / Motel Operations	LLC	[REDACTED]	02/28/23	07/07/23	9180346-10	03/11/21		03/11/46	WSJP +1.125	$38,610	SBA 7a RE	$4,906,400	$4,510,336	$0	($3,679,800)	($3,382,752)	$1,226,600	$1,127,584		$902,067	8.75%	04/01/23	5%,3%,1%	UTD	Never	UTD	$3,680	75%	[REDACTED]	Yes	[REDACTED]	Yes	[REDACTED]	Yes	[REDACTED]	Yes							03/24/21	08/17/23	UTL	Yes	NOTES:	Blanket UCC			Fixtures UCC	$450		Equipment- all UCC	$52						Motel / Hotel 1st DT	[REDACTED]	02/24/21	$6,650	03/15/21	$4,906	3/11/21 3/15/21	$4,906	$4,906	68%
Subject is an SBA 7(a) loan to purchase an existing 138 room [REDACTED] in [REDACTED] and convert  90 rooms to [REDACTED] and 48 rooms to [REDACTED], both brands by [REDACTED]. Proceeds went to purchase the property, provide working capital and funds for leasehold improvements for the conversion. The purchase price was 5,150M, with improvements of 1,300M, for a total project cost of 6,150M, including various other costs and fees. Borrower cash injection of 25%, or 1,651M came from a 1031 exchange. Subject property is secured by a 1st D/T on the property, which appraised for 6,650M as of 02/24/21, for a current LTV of 67.82%. Subject is further secured by a UCC filing in 1st position. Borrower was formed to hold the subject property, and is owned 80% by [REDACTED] and [REDACTED] (spouses), and 20% by their son, [REDACTED]. All three provide a personal guarantee. The structure is EPC/OC, with borrower [REDACTED] as the EPC, and the [REDACTED] as the operating company. Guarantors have had many years of successful hotel management. The acquired property was profitable prior to acquisition with DSCR of 2.01x and 1.91x for 2018 and 2019 respectively. Borrower has projected DSCR of 1.50x and 2.65x for year 1 and 2, noting that the hotel will stay open and continue to operate during the conversion/renovation. Rationale for approval is well documented, and the loan appears to be underwritten to SOP standards.
																																																																																																											Lender charged $5,000 loan packaging fee. Amounts over $2,500 are to be itemized with supporting documentation attached. UTL supporting documentation. Form 159 shows 73,596 paid to [REDACTED] as a broker fee. Amounts over 2,500 require itemization.	9031018509	03/10/21	$4,906,400	75%	03/11/21	A250850	06/11/21	not required	pay.gov	Unk.	UTD-A current loan history was not provided.	X	UTD	X		X				$3,498,750	$50,034					$1,357,636		included in LI	Projected	25%	N/A-No CA or CL	3.03	1.50	2.15	X	X				X	X				X	X				X	X				X	X				X	X			Form 1919 from all guarantors are in the loan file	X	X				X	X				X	X				X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X				X	X				X	X					X	X				X	X				X	X							X					X					X		X	X				X	X				X	X				X	X			All non SBA documents contained required SBS language	X	X							n/a		X		X		Lender charged $5,000 loan packaging fee. Amounts over $2,500 are to be itemized with supporting documentation attached. UTL supporting documentation..	X	X				X	X				X	X				X	X								X		X	X				X		X		UTL evidence of Hazard insurance in the loan file. Expires 2022	X	X
Falcon Bridge Capital, LLC	Peoples Bank	[REDACTED]	Hotel / Motel Operations	LLC	[REDACTED]	02/28/23	07/07/23	9174494-10	09/17/20		10/17/45	WSJP + 1.75%	$30,109	SBA 7a RE	$3,570,000	$3,425,905	$0	($2,677,500)	($2,569,429)	$892,500	$856,476		$685,181	9.25%	04/01/23	5%/3%/1%	UTD	Never	UTD	$2,677	75%	[REDACTED]	Yes	[REDACTED]	Yes											UTL	UTL	UTL	UTL	NOTES:	Assignment of Life Ins.	$1,570	N/A	FF&E	$150		Equipment- all UCC	$17		Blanket UCC				Motel / Hotel 1st DT	[REDACTED]	08/25/20	$4,050	09/21/20	$3,570	09/21/20	$3,570	$3,570	85%	none		none
Subject is an SBA 7(a) loan to purchase a 65 room [REDACTED] branded hotel in [REDACTED]. Loan proceeds were to purchase the underlying CRE, provide funds for renovations, working capital and closing / guaranty costs.  Subject is secured by a 1st D/T on the hotel property and a UCC-1 filing on all fixtures and equipment. Subject property was appraised on 08/25/20 for 4,050M, for an LTV at loan origination of 88.15%. The current LTV is 84.59%. The purchase price was 4,000M, with borrower providing a 19% cash injection. Borrower was newly formed on 7/21/20 to hold title to the property. Owner/guarantors are [REDACTED] and [REDACTED] (siblings), who own the hotel with 85%/15% ownership respectively.  They are have historically purchased underperforming and relatively young properties to improve their financial performance through increased marketing and management skills. Bank required and received an assignment of life insurance for 1,570M on [REDACTED]. The guarantors own several other hotels, which are affiliates to the borrower. Subject property was showing operating losses prior to the acquisition, although cash flow positive. Borrower has projected property DSCR of 1.71x and 1.80x in the first two years of operation. Bank calculated Global DSCR based on borrower, guarantor and all affiliated entities at 3.54x for 2018. Loan appears underwritten to 7(a) SOP standards, and the approval rationale is well documented. UCC-1 filing on all fixture is missing from the loan file.
																																																																																																											UTL UCC filing on fixtures or lien search in loan file. UTL evidence of Hazard Insurance UTL SAMS report in credit file UTL personal resources test in credit memo-underwriting requirement Franchise Fees paid are on file, Franchise agreement on file is not signed.	8153748204	09/10/20	$3,570,000	75%	09/17/20	A250850	12/10/20	09/17/20	pay.gov	n/a	Current as of review date, no loan history provided.		UTD	X		X				$200,000	$35,000			$200,000				$183,000	Proforma-2021	19%	0.83X	8.54	1.71X	0.76	X	X				X	X				X	X				X	X				X		X		Franchise Fees paid are on file, Franchise agreement on file is not signed.	X	X				X	X							X		X	X				X	X				X	X							X					X		X	X				X	X			Form 1920 is on file and certified by Lender	X	X				X	X					X		X		UTL personal resources test in credit memo.	X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X				X	X				X	X					X	X				X	X			Liability Insurance on file	X	X				X	X				X	X							X		X	X							X					X		X	X			All non SBA documents had required SBA language.	X		X		UTL UCC filing on fixtures or lien search in loan file.				X		X	X				X		X		UTL SAMS report in credit file	X	X				X	X				X		X		Title Policy for CRE on file, but UCC filing is not					X			X						X		UTL evidence of Hazard Insurance	X		X		No UCC-1, continuation filings, or post searches in file
Falcon Bridge Capital, LLC	Poppy Bank	[REDACTED]	Real Estate Holding Co & Car Wash	LLC	[REDACTED]	02/28/23	08/10/23	87000162	03/13/20		04/01/45	Fixed 6.25%	$17,159	SBA 7a RE	$2,600,000	$2,463,170	$0	($1,950,000)	($1,847,377)	$650,000	$615,792		$492,634	6.25%	04/01/30	5%, 3%, 1%	UTD	Never	UTD		75%	[REDACTED]	03/13/20													UTL				NOTES:	FF& E (value per appraisal)	$765		Blanket UCC-1										Car Wash 1st DT	[REDACTED]	01/14/20	$2,480	03/18/20	$2,600	03/18/20	$2,600							Car Wash 2nd DT	[REDACTED]	UTL	$1,380	01/18/22	$2,600	01/18/22	$2,600	$690
Originated in 3/20 for 2,600M to refinance debt on a car wash 1,343M and purchase the underlying real estate 1,256M. Co-borrowers are [REDACTED] as the EPC and [REDACTED] as the OC. Borrower purchased the building and has operated the business on a ground lease since 2007 and has now purchased the ground from the landlord with loan proceeds. Borrower injection is equity in the building that meets the 15% minimum injection requirement.  Both entities are owned by guarantor, [REDACTED]. [REDACTED]offers hand car wash services that include full detailing, window tinting, hand waxing, headlight restoration, epoxy detailing, vinyl dressing, and odor neutralizers. Collateral consists of a 1st TD on the subject property as well as a 2nd TD on a leasehold interest of another car wash in [REDACTED] and a priority blanket UCC filing. The CLTV was 85% real estate only at origination (estimated at 80% CLTV presently). Repayment is based on historical cash flow with a 2019 DSC of 2.01 (1.61 based on current P&I payments). The Bank has requested annual current financial information but the borrower has not complied. The loan appears to meet all SBA eligibility requirements.
																																																																																																											UTL Lease Agreement between the EPC and OC. UTL Recorded UCC filing and post-search.	4267117000	03/02/20	$2,600	75%	03/18/20	UTD	05/31/20	03/17/20	pay.gov	$0	UTD-A current loan history was not provided.	Yes	UTD					Yes		$1,150,000	$46,653				$1,318,722			$84,625	2019	0%	3.73	20.93	2.01	3.64	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X				X		X		UTL Lease Agreement.	X	X				X	X							X		X	X							X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance other than noted exceptions.	X			X		X	X				X	X				X	X				X	X			Phase I review by Froboese indicates low risk.		X	X				X	X				X	X							X					X					X		X	X							X					X		X	X				X		X		Yes on CRE but UTL UCC filing.				X		X	X				X	X				X	X				X	X				X		X		UTL UCC filing.		X		X		Bank has requested annual current financial information but borrower has not complied.	X	X			Bank has requested updated financial information but borrower has not complied. Per SOP, Bank is required to request updated financial info., but cannot call a default if not received.	X	X				X	X
Falcon Bridge Capital, LLC	Poppy Bank	[REDACTED]	Hotel / Motel Operations	LLC	[REDACTED]	02/28/23	08/11/23	88000021	03/04/20		03/02/45	Fixed 7.0%	$4,947	SBA 7a RE	$700,000	$665,285	$0	($525,000)	($498,963)	$175,000	$166,321		$133,057	7.00%	03/02/45	5%, 3%, 1%	UTD	Never	UTD		75%	[REDACTED]	Yes													03/10/20	UTL		UTD	NOTES:	FF& E (value per appraisal)	$60	N/A											Motel / Hotel 1st DT	[REDACTED]	07/02/19	$850	03/16/20	$700	03/16/20	$700	$700	78%
Subject is an SBA 7(a) loan to provide financing to purchase a 49 room, independent hotel (dba) [REDACTED] located in [REDACTED].   Proceeds were used  to purchase the business / RE  and pay closing costs. Total project costs were 840M, with Borrower cash injection of 140M (17%) which came from verified personal resources. Subject property appraised for 850M as of 07/02/19, for a current combined LTV 78%.  Subject is further secured by a UCC filing in 1st position. Borrower was formed to hold the subject property, and is owned 85% by [REDACTED], guarantor.  Guarantor has over 10 years' experience and provides on-site property management.  Historic cash flow has been positive with Bank projected DSCR of 1.41x.  Rationale for approval is well documented, and the loan appears to be underwritten to SOP standards.
																																																																																																											UTL- Form 159 - Not signed by applicant, Broker fee over 2,500 did not provide supporting documentation. UTL - UCC Post Search	4205427004	01/23/20	$700,000	75%	03/04/20	7059295	90 days from approval	03/04/20	pay.gov	Unknown	UTD-A current loan history was not provided.		UTD	Yes				Yes		$670,000							Yes	$30,000	Projections	17%	4.84	4.73	1.41	1.61	X	X			Form 1920 is on file and certified by Lender	X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X				X	X							X			X	X				X	X				X	X							X					X					X		X	X							X					X		X	X				X		X		1st Position UCC Filing on all assets was required by the Loan Authorization. Verification of position is not in the loan file.				X		X		X		Form 159 - Not signed by applicant, Broker fee over 2,500 did not provide supporting documentation.	X	X				X					X	X				X		X		UCC Post search not in file		X		X		Bank has requested annual current financial information but borrower has not complied.	X		X		UTD- No updated financial information in file. Per SOP, Bank is required to request updated financial info., but cannot call a default if not received.	X	X				X		X		No UCC- post searches in file
Falcon Bridge Capital, LLC	Poppy Bank	[REDACTED]	Computer Repair Services	LLC	[REDACTED]	02/28/23	08/11/23	85801468	09/23/20		09/23/40	Fixed 6.0%	$4,261	SBA 7a RE	$594,600	$554,514	$0	($445,950)	($415,886)	$148,650	$138,629		$110,903	6.00%	10/01/25	5%, 3%, 1%	UTD	Never	UTD		75%	[REDACTED]	Yes	[REDACTED]	Yes	[REDACTED]	Yes	[REDACTED]	Yes							09/18/20	10/06/20	n/a	yes	NOTES:	Blanket UCC-1	UTD		Assignment of Life Ins.	$125		Assignment of Life Ins.	$125						Retail Bldg. 1st DT	[REDACTED]	09/07/20	$300	09/25/20	$595	09/23/20-09/25/20	$595	$555	185%					SFR 2nd DT	[REDACTED]	08/30/20	$605	09/25/20	$185	09/23/20-09/25/20	$595	$424	70%	$185	101%
Subject is an SBA 7(a) loan to purchase a computer repair business and the building that houses it, located in [REDACTED]. The structure is EPC/OC with co-borrower [REDACTED] as the EPC, and co-borrower [REDACTED] as the OC. Subject is secured by a 1st D/T on a retail store in [REDACTED], a 2nd D/T on one of the guarantor's primary residence and a UCC filing on all assets. The combined real estate LTV 132%. Bank acknowledges that subject is not fully secured, however all available collateral has been taken.  Business Purchase Price was 425M and the CRE purchase price was 300M, with borrower injecting 21% equity, or ~155M. Guarantors [REDACTED] and [REDACTED] had an existing computer repair business and will consolidate the new business purchased into one. DSCR is projected at 1.73x for Year 1. The  credit presentation demonstrated sound underwriting practices. Repayment and collateral positions are well supported. SBA credit / SOP guidelines appear to be in compliance.
																																																																																																											Note: Original Credit Memo stated loan amount was 639,600, Loan Authorization amount was 594,600. TL Evidence that lender monitors insurance manually. Last expired 2021	8370018204	09/23/20	$594,600	75%	09/23/20	7059295	12/23/20	09/25/90	PLP	$8,900 EIDL	UTD-A current loan history was not provided.	X	UTD	X						$300,000							$281,222	$13,379	Projections- Yr 1	21%	0.90	-2.03	2.73	1.40	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X				X	X				X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.	X	X				X	X				X	X				X	X							X			X		X		Note: Credit Memo stated loan amount was 639,600, Loan Authorization amount was 594,600.	X	X				X	X				X	X				X	X				X	X				X	X							X					X		X	X				X	X							X		X	X				X	X				X	X				X	X				X	X					X		X		Bank has requested annual current financial information but borrower has not complied.	X		X		UTD-No updated financial information in file. Per SOP, Bank is required to request updated financial info., but cannot call a default if not received.	X		X		UTL Evidence that lender monitors insurance manually	X	X
Falcon Bridge Capital, LLC	Poppy Bank	[REDACTED]	Funeral Home	new entities	[REDACTED]	02/28/23	08/10/23	87000177	09/29/20	03/30/23	02/16/48	WSJ + 2.75%	$37,382	SBA 7a RE	$3,871,700	$3,871,700	$0	($2,903,775)	($2,903,775)	$967,925	$967,925		$774,340	10.25%	04/01/23	5%, 3%, 1%	UTD	Never	UTD		75%	[REDACTED]	09/16/20	[REDACTED]	09/16/20											09/11/20				NOTES:	Blanket UCC-1			FF& E (value per appraisal)	$66									Industrial Bldg 1st DT	[REDACTED]	12/09/22	$4,710	09/29/20	$3,871	09/29/20	$3,871							SFR 1st DT	[REDACTED]	12/12/22	$1,664	09/29/20	$1,110	09/29/20	$3,871
Originated in 9/20 for 3,871M to refinance Poppy Bank debt of 2,153M used to purchase a warehouse property in [REDACTED] and provide 1,331M funds for improvements and conversion to an OO funeral home, working capital 213M, and FF&E 66M. Borrower cash injection is 463M. Construction disbursements were monitored via third-party. Terms were IO for 12-months then P&I over 25-years. Co-borrowers are [REDACTED] as the EPC and [REDACTED] as the OC (changed from [REDACTED] in 8/22). Both entities are newly established and the business is considered a start-up. Guarantors wholly own both entities and have experience in the funeral home industry as well as self-employment as a motivational speaker and real estate developer. Collateral consists of a 1st TD on the subject property and a 1st TD on borrower's primary residence in [REDACTED], and the CLTV was 82% at loan origination. Completion of construction was protracted due to COVID and related supply chain issues, and construction was not completed until 2022 with a NOC recorded in 5/22. With the delay in opening and normal start-up strain along with rising interest rates causing P&I to increase quarterly and significantly, borrower requested and received several payment modifications to IO and deferment of P&I that now appear to have begun in 3/23 (loan history was not provided). The latest P&I deferment resulted in problem loan designation from Bank.  Additionally, borrower is in process of refinancing this loan with another lender to secure a fixed interest rate. Guarantors are also in process of refinancing their primary residence to pay down this loan. In the refinance process, Bank received updated appraisals and the combined AV is 6,374M providing a CLTV of 61%. At underwriting, repayment was based on proforma cash flow with Year 1 demonstrating a 1.53 DSC (0.94 with current P&I) based on Bank's adjusted projections. Bank has received borrower's 12/31/22 P&L (5 months operations) which reflect a -0.37 DSC. The loan appears to meet all SBA eligibility requirement.
																																																																																																											UTL Recorded UCC filing on the new entity, [REDACTED] UTL Documentation of the SID demonstrating eligibility to refinance (i.e., Note, CIT, loan history, etc.). UTL Lease Agreement between the EPC/OC and Assignment of Lease Agreement. UTL Borrower's business licenses. UTL SAMS Search.	7940948210	09/04/20	$3,871,700	75%	09/29/20	UTD	12/03/20	09/22/20	pay.gov	$0	UTD-A current loan history was not provided.	Yes	UTD				Yes				$213,608		$66,770	$1,331,447	$2,153,382			$106,493	Proforma	11%	4.15	8.28	1.53	2.09	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X				X		X		UTL Lease Agreement and Assignment of Lease.	X	X				X	X							X		X		X		UTL Documentation establishing eligibility for SID refinance.	X		X		Processed through non-delegated authority. See UTL above.	X	X				X	X				X	X					X	X							X		X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported at origination. SBA guidelines appear to be in compliance other than noted exceptions.				X		X	X				X	X				X	X				X	X			Phase I 10/19 - no further action (Froeboese memo on file)		X	X				X	X				X	X							X					X					X					X	Newly established entities.				X					X		X	X				X	X							X		X	X				X		X		UTL SAMS Search.	X	X				X	X				X		X		UTL UCC filing on the new business entity, [REDACTED]		X	X				X	X				X		X		UTL	X	X
Falcon Bridge Capital, LLC	Poppy Bank	[REDACTED]	Small engine and agricultural equipment repair	Individual	[REDACTED]	02/28/23	08/11/23	85801459	09/23/20	08/11/21	03/23/51	WSJ +2.75%	$4,671	SBA 7a RE	$596,000	$583,649	$0	($447,000)	($437,736)	$149,000	$145,912		$116,730	10.25%	04/01/23	5%, 3%, 1%	UTD	Never	UTD		75%	[REDACTED]														09/18/20	08/19/21	n/a	Yes	NOTES:	Blanket UCC-1	UTD												Retail Bldg. 1st DT	[REDACTED]	UTL	$660	09/25/20	$596	09/23/20-09/25/20	$596	$584	88%
Subject is an SBA 7(a) loan to refinance existing mortgage debt, as well as high interest equipment debt, secured by a 1st D/T on a retail storefront in [REDACTED], and a  blanket UCC filing on all assets. The real estate LTV at origination was 80%, presently 79%. Borrower is a sole proprietor providing small engine repair and repair of agricultural equipment in [REDACTED]. Borrower did pay SBA and closing fees from personal cash, or ~41M. DSCR as of 07/31/20 was 3.80x, with GDSCR of 1.89x.  It is noted that the loan maturity was extended twice to accommodate Covid-19 related payment deferrals. The loan is designated as a problem credit by Bank, due to repeated payment deferrals. Bank re-appraised the collateral, with a revised value 660M, 80M less than the original appraisal. The revised LTV is 88%. The original credit presentation demonstrated sound underwriting practices. Repayment and collateral positions were well supported. SBA credit / SOP guidelines appear to be in compliance, with missing documentation as noted. Bank's ongoing monitoring of the credit has identified weaknesses causing the Bank to continue problem loan designation.
																																																																																																											UTL Evidence that lender monitors insurance manually Note: Maturity date appears to be beyond the useful life of the CRE asset, per original appraisal	8309058206	09/17/20	$596,000	75%	09/23/20	7059295	12/17/20	09/24/20	PLP	$149,000 EIDL	UTD-A current loan history was not provided.														$596,000				07/31/20	7%	4.30	0.99	3.80	1.79	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X							X		X	X							X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X							X		X	X					X	X				X	X				X	X							X					X		X	X				X	X							X					X					X		X	X							X		X	X				X	X				X	X				X	X				X	X					X	X				X	X				X		X		UTL Evidence that lender monitors insurance manually. Expired 2021	X	X
Falcon Bridge Capital, LLC	Poppy Bank	[REDACTED]	Hotel / Motel Operations	LLC	[REDACTED]	02/28/23	08/10/23	86000063	01/14/20		01/02/30	Fixed 7.00%	$2,335	SBA 7a RE	$200,000	$149,088	$0	($150,000)	($111,816)	$50,000	$37,272		$29,818	7.00%	12/01/29	5%, 3%, 1%	UTD	Never	UTD		75%	[REDACTED]	Yes	[REDACTED]	Yes											01/16/20	UTL		UTD	NOTES:	FF& E (value per appraisal)	$630	N/A											Motel / Hotel 1st DT	[REDACTED]	11/29/19	$11,025	01/14/20	$200	01/14/20	$200	$5,584		$3,584		$200	83%
Subject is an SBA 7(a) loan to provide working capital to a 136 room franchised full service hotel known as [REDACTED] located in [REDACTED].  Loan is secured with a 3rd D/T and 3rd UCC filing.  Acquisition of the subject property was financed through the SBA 504 Program and Debenture (See 1st and 2nd liens as shown above).  Borrower provided 2,000M in 1031 exchange funds to purchase the property. Total debt equals 9,368M for combined LTV of 85%.  Borrower was formed to hold the subject property and is equally owned 50/50 by [REDACTED] and [REDACTED], guarantors.  Guarantors have over 15 years' experience in hotel management and will provide on-site management for the subject property.  Historic cash flow has been positive with Bank projected DSCR of 1.25x.  Rationale for approval is well documented, and the loan appears to be underwritten to SOP standards.
																																																																																																											UTL - SAMS Search UTL - UCC Post Search UTL - CAVIRS for Borrower and guarantor not in file	4139227004	12/09/19	$200,000	75%	01/14/20	7059295	90 days from approval	01/09/20	pay.gov	$9,168,000	UTD-A current loan history was not provided.		UTD			Yes					$200,000								Projections	N/A	N/A	8.00	1.25	1.31	X	X			Form 1920 is on file and certified by Lender	X	X				X	X				X	X				X	X				X	X				X		X		CAVIRS for Borrower, guarantor not in file	X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X				X	X							X			X	X				X	X				X	X							X					X					X		X	X							X					X		X	X				X		X		3rd Position UCC Filing on all assets was required by the Loan Authorization. Verification of position is not in the loan file.				X		X	X				X		X		SAMS search not found in file.	X	X				X	X				X	X					X		X		Bank has requested annual current financial information but borrower has not complied.	X		X		UTD-No updated financial information in file. Per SOP, Bank is required to request updated financial info., but cannot call a default if not received.	X		X		UTL Evidence that lender monitors insurance manually, Expired 2021	X		X		No UCC- post searches in file
Falcon Bridge Capital, LLC	Poppy Bank	[REDACTED]	Chiropractor	S - Corporation	[REDACTED]	02/28/23	08/11/23	87000180	08/31/20		08/19/28	WSJ +2.75%	$9,604	SBA 7a UCC	$650,000	$482,716	$0	($487,500)	($362,037)	$162,500	$120,679		$96,543	10.25%	04/01/23	5%, 3%, 1%	UTD	Never	UTD		75%	[REDACTED]	Yes	[REDACTED]	Yes											07/09/20	08/12/20	07/09/25	Yes	NOTES:	Blanket UCC-1			FF& E (value per appraisal)	$33,849 (book value)									SFR - 2nd DT	[REDACTED]	06/11/20	$725			08/26/20	$650			$483	162%
The SBA 7a loan is used to refinance a business acquisition loan for a chiropractic practice known as [REDACTED] of [REDACTED].  [REDACTED] worked for the practice from 2015 - 2018.  In 2018 [REDACTED] purchased the business from the owner who wanted to retire for $733M.  The seller provided a carry-back not for the purchase with a balloon payment therefore the loan was eligible for SBA financing.  The business is owned 100% by [REDACTED].  Her husband, [REDACTED], is not involved in the daily operation of the business but is a guarantor for the loan.  The loan is secured by a UCC filing on all business assets and a 2nd TD on the [REDACTED]'s personal residence.  The loan is not fully secured with the LTV of the real estate only at 161% based on the current loan balance.  Business DSCR for 2019 was 2.63x and 2.61x for YTD 2020.  Global DSCR for the same period was 1.71x and 1.83x.  Based on my review it appears the loan meets the SBA guidelines.
																																																																																																											Credit memo included assignment of life insurance but SBA Loan Authorization did not include requirement	7463338004	07/01/20	$650,000	75%		7059295	10/01/20	08/25/20	Pay.gov		UTD-A current loan history was not provided.		UTD					Yes			$3,000				$632,375			$14,625	2020		6.06	-2.70	2.61	1.83	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X							X		X	X							X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X							X		X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X							X					X			X		X		Credit memo requires life insurance assignment on both guarantors. SBA loan authorization does not include the requirement.	X	X				X	X				X	X				X	X				X	X				X	X							X					X		X	X				X	X							X		X	X				X	X				X	X				X	X				X	X					X	X			2022 business and personal tax returns in file	X	X			No bank analysis of updated financial information in file. Per SOP, Bank is required to request updated financial info., but cannot call a default if not received.	X		X		Expired 2021	X		X		UTD
Falcon Bridge Capital, LLC	Poppy Bank	[REDACTED]	Eye Doctor Services	LLC	[REDACTED]	02/28/23	08/11/23	85800548	07/10/20		07/07/30	WSJ +2.75%	$6,374	SBA 7a UCC	$495,000	$393,109	$0	($371,250)	($294,832)	$123,750	$98,277		$78,622	10.25%	04/01/23	5%, 3%, 1%	UTD	Never	UTD		75%	[REDACTED]		[REDACTED]		[REDACTED]		[REDACTED]								07/08/20	UTL			NOTES:	Blanket UCC-1			Specific Equipment										SFR 2nd DT	[REDACTED]	Zillow	$181	07/13/20	$50	07/13/20	$495	$131
Originated in 7/20 for 495M to refinance business debt, purchase new equipment, and provide working capital. Terms are P&I over 10-years. [REDACTED] was established in 2015 by guarantor, Dr. [REDACTED], who has a doctorate in optometry. The business provides routine eye exams, contact lens fitting, glaucoma testing and treatment, diabetic eye exams, diagnosis and monitoring of macular degeneration, general medical eye care, and myopia control. The business also sells eye glasses, lenses, and contacts. Collateral is a priority UCC filing and a 2nd TD on the guarantor's primary residence in [REDACTED]. Collateral does not provide adequate coverage but is all that is available. Repayment is established from historical operations with a 2019 DSC of 2.18 (1.92 with current P&I). The loan appears to meet all SBA eligibility requirements.
																																																																																																											UTL UCC Terminations from Wells Fargo and Evergreen Commercial Finance, as required. UTL Borrower's and guarantor's annual financial statements and tax returns, as required. UTL Post UCC search to confirm priority.	3446317209	04/22/20	$495,000	75%		UTD	07/21/20	07/10/20	pay.gov	$0	UTD-A current loan history was not provided.		UTD					Yes			$240,222		$36,952		$201,298			$16,528	2019	1%	2.99	-5.27	2.18	1.29	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X							X		X	X							X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance other than noted exceptions.				X		X	X				X	X							X					X			X	X				X	X				X	X				X	X				X	X							X		X	X							X					X		X	X				X	X							X		X	X				X	X				X	X				X	X				X	X					X		X		Bank has requested annual current financial information but borrower has not complied.	X		X		UTD-No updated financial information in file. Per SOP, Bank is required to request updated financial info., but cannot call a default if not received.	X		X		UTL Evidence that lender monitors insurance manually. Expired 2020	X		X		UTL UCC Post Search
Falcon Bridge Capital, LLC	Poppy Bank	[REDACTED]	Nail Salon	Individual	[REDACTED]	02/28/23	08/11/23	85800518	02/10/20		02/06/45	Fixed 6.50%	$3,878	SBA 7a RE	$586,500	$543,973	$0	($439,875)	($407,980)	$146,625	$135,993		$108,795	6.50%	03/01/30	5%, 3%, 1%	UTD	Never	UTD		75%	[REDACTED]														02/10/20	UTL		UTD	NOTES:	Blanket UCC-1		N/A											Retail Bldg. 1st DT	[REDACTED]	10/23/19	$690	02/10/20	$586	02/10/20	$586	$586	79%
Subject is an SBA 7(a) loan to provide financing to purchase [REDACTED] business secured by a 1st D/T on a commercial condo located in [REDACTED].  Proceeds were used  to purchase the business / RE  and pay closing costs. Total project costs were 711M, with Borrower cash injection of 125M (18%) which came from verified personal resources. Subject property appraised for 690M as of 10/23/19, for a current combined LTV 79%.  Subject is further secured by a UCC filing in 1st position. Subject property is owned 100% by [REDACTED].  Borrower has over 20 years' experience in the nail salon business, owning a second location.  Historic cash flow has been positive with Bank projected DSCR of 1.21x.  Rationale for approval is well documented, and the loan appears to be underwritten to SOP standards.
																																																																																																											UTL- Form 159 - Broker fee over 2,500 did not provide supporting documentation. UTL - UCC Post Search	4167077004	12/23/19	$586,500	75%	02/10/20	7059295	90 days from approval	02/10/20	pay.gov	Unknown	UTD-A current loan history was not provided.		UTD	Yes				Yes		$573,304								$13,196	Projections	18%	16.32	1.45	1.21	1.87	X	X			Form 1920 is on file and certified by Lender	X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X				X	X				X	X					X	X				X	X				X	X							X					X					X		X	X							X					X		X	X				X		X		1st Position UCC Filing on all assets was required by the Loan Authorization. Verification of position is not in the loan file.				X		X		X		Form 159 - Broker fee over 2,500 did not provide supporting documentation.	X	X				X					X	X				X		X		UCC Post search not in file		X		X		Bank has requested annual current financial information but borrower has not complied.	X		X		UTD-No updated financial information in file. Per SOP, Bank is required to request updated financial info., but cannot call a default if not received.	X		X		UTL Evidence that lender monitors insurance manually. Expired 2020	X		X		No UCC- post searches in file
Falcon Bridge Capital, LLC	Poppy Bank	[REDACTED]	Exterminating and Pest Control Services	C - Corp	[REDACTED]	02/28/23	08/10/23	87000172	04/13/20		04/09/30	Fixed 7.50%	$14,909	SBA 7a UCC	$1,250,000	$981,292	$0	($937,500)	($735,969)	$312,500	$245,323		$196,258	7.50%	04/01/30	5%, 3%, 1%	UTD	Never	UTD		75%	[REDACTED]	yes													04/27/20 Blanket & Specific	UTL	n/a	UTD	NOTES: Bank filed both blanket UCC on all assets and UCC for Specific Equipment - vehicles.	Blanket UCC-1	UTD		Specific Equipment (value per appraisal)*	$241		Assignment of Life Ins.	$1,000		Vehicle Title	new		*Terminated as of 05/2023 as vehicles were no longer useful, reportedly replaced by new vehicles with title assigned to PB		[REDACTED]
Subject is an SBA 7(a) 10 yr. Term Loan to refinance existing debt on equipment (heavy vehicles and trucks) and provide working capital. Subject is secured by a blanket UCC-1 on all assets as well as a specific equipment filing on the vehicles. At loan origination, Bank acknowledges that loan was not fully secured, however all available collateral was taken. Borrower provides exterminating and pest control services, and is owned by sole guarantor [REDACTED]. Business has historically been profitable with DSCR of 1.33x as of 12/31/19 at time of underwriting. Bank continues to monitor credit with exchange of collateral vehicles as some are sold and others acquired. Recently, as of 05/24/2023, the UCC-1 specific filing against the original vehicles was terminated as they had surpassed their useful life, and new, replacement vehicles will be secured as collateral by Vehicle Title with Poppy Bank listed as lienholder. The  credit presentation demonstrated sound underwriting practices, with one exception noted for lack of ratio analysis as required by SOP. Repayment and collateral position are well supported, noting that a UCC post search was not in the loan file. SBA credit / SOP guidelines appear to be in compliance, with missing documentation as noted.
																																																																																																											UTL ratio analysis, specific trends and comparison to industry averages UTL Flood Determination for location where collateral is kept UTL UCC Post Search to verify lien positions UTL Vehicle titles assigned to Poppy Bank per credit authorization dated 05/24/23	4296367004	03/18/20	$1,250,000	75%	04/09/20	7059295	06/18/20	04/14/20	PLP	none	UTD-A current loan history was not provided.		UTD								$154,844				$1,058,186			$36,970	12/31/19	n/a	UTL	UTL	1.33	1.26	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X							X		X	X							X		X	X			Bank waived requirement for Lease term to match loan term on leased property	X	X				X	X					X	X				X	X				X	X				X		X		UTL ratio analysis, specific trends and comparison to industry averages	X	X				X	X							X		X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X							X					X			X	X				X	X				X		X		UTL Flood Determination for location where collateral is kept	X	X				X	X				X	X				X	X							X					X		X	X				X		X		UTL UCC Post Search to verify lien position	X	X				X	X				X	X				X	X				X	X				X	X					X	X				X	X				X	X				X		X		UTL Vehicle titles assigned to Poppy Bank per credit authorization dated 05/24/23
Falcon Bridge Capital, LLC	Poppy Bank	[REDACTED]	Day Care	LLC	[REDACTED]	02/28/23	08/11/23	85800526	02/20/20		08/14/45	Hybrid +2.25%	$5,347	SBA 7a RE	$730,800	$726,972	$0	($548,100)	($545,229)	$182,700	$181,743		$145,394	7.00%	07/01/44	5%, 3%, 1%	UTD	Never	UTD		75%	[REDACTED]	02/14/20	[REDACTED]	02/14/20		yes									02/24/20	UTL			NOTES:	FF& E (value per appraisal)	$80		Blanket UCC-1										Daycare Center 1st DT	[REDACTED]	01/22/20	$500	02/21/20	$730	02/21/20	$730							SFR 1st DT	[REDACTED]	Internal Eval	$62	02/21/20	$45	02/21/20	$730
Originated in 2/20 for 730M to purchase a day care center and associated CRE in [REDACTED]. The purchase price was 675M for the business and real estate. Borrower cash injection is 81M. Terms are P&I over 25-years. Co-borrowers are [REDACTED] (EPC) and [REDACTED] dba [REDACTED] (OC). Both are newly established entities wholly owned by the two guarantors. The business was established in 2011 with enrollment of 90 kids at loan origination. Guarantors, [REDACTED] and [REDACTED], own and operate another day care facility in [REDACTED] known as [REDACTED], which guarantees this credit. Collateral is a 1st TD on the subject property, a 1st TD on an SFR in [REDACTED], and a priority UCC filing. The combined collateral provided a 130% CLTV (real estate only) at origination (129% CLTV presently). Repayment is based on historical operations with a 2018 DSC of 1.84 (1.78 with current P&I). For the 11-month YTD 11/19 operations, the DSC was 2.13. The loan appears to meet all SBA eligibility requirements.
																																																																																																											UTL Lease Agreement UTL Annual financial statements and tax returns for borrowers and guarantors, as required. UTL Post UCC search to confirm priority filing.	4231707009	02/10/20	$730,800	75%	02/21/20	UTD	05/11/20	02/24/20	pay.gov	$0	UTD-A current loan history was not provided.	Yes	UTD					Yes		$445,500	$10,000		$80,000				$180,000	$15,300	2018	10%	1.09	8.60	1.84	1.54	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X				X		X		UTL Lease Agreement	X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance other than noted exceptions.				X		X	X				X	X				X	X			UTL	X	X			EDR 1/20 - low risk.		X	X				X	X				X	X				X	X				X	X							X		X	X							X					X		X	X				X		X		UTL - UCC Post Search				X		X	X				X	X				X	X				X	X				X	X					X		X		Bank has requested annual current financial information but borrower has not complied.	X		X		UTD-No updated financial information in file. Per SOP, Bank is required to request updated financial info., but cannot call a default if not received.	X		X		UTL Evidence that lender monitors insurance manually. Expired 2021	X		X		UTL UCC Post Search
Falcon Bridge Capital, LLC	Poppy Bank	[REDACTED]	Machine Manufacturing, Repair and Installation	LLC	[REDACTED]	02/28/23	08/11/23	85800517	01/22/20		01/22/30	Hybrid +0%	$18,241	SBA 7a UCC	$1,568,000	$1,182,970	$0	($1,176,000)	($887,227)	$392,000	$295,742		$236,594	7.00%	01/01/30	5%, 3%, 1%	UTD	Never	UTD		75%	[REDACTED]	Yes	[REDACTED]	Yes											01/28/20	02/05/20	n/a	Yes	NOTES: UCC is a blanket filing and was to itemize 5 vehicles. Filing in the loan file does not provide vehicle itemization.	Blanket UCC-1	UTD		FF& E (value per appraisal)	$563		Assignment of Life Ins.	$1,568							[REDACTED]
Subject is a 10 yr. SBA 7(a) business term loan to finance acquisition of a business, including its machinery, equipment and inventory. The business purchase price was 2,550M, with borrower providing a cash injection of 192M, or 10%, and the seller providing10% via a subordinated  5 year Standby credit agreement of  ~121M, with interest only payments for two years, followed by P&I Payments for 3 years. All payments to the standby credit are subject to borrower not being in default on the subject loan.  Subject is secured by a blanket UCC-1 filing on all assets. Bank acknowledges that subject credit is not fully secured, however all available collateral has been taken. Borrower custom manufactures machines mostly for wineries in the [REDACTED] area. Borrower is owned by spouses [REDACTED] and [REDACTED], who provide guarantees and an assignment of life insurance. The  credit presentation demonstrated sound underwriting practices, with one exception noted that the borrower did not provide 2 year projections as required by SOP with business acquisition/change of ownership. SBA considers change of ownership to be a new business, and thus projections are required. Repayment and collateral position are well supported. SBA credit / SOP guidelines appear to be in compliance, with missing documentation as noted.
																																																																																																											UTL 2 year projections of the combined existing business and newly acquired business UTL 5 vehicles identified in credit memo and loan authorization are not itemized on the UCC filing as required. UTL Updated Financial Information, as required by BLA UTL Evidence that lender monitors insurance annually	4195867002	01/16/20	$1,568,000	75%	01/22/20	7059295	04/16/20	01/28/20	PLP		UTD-A current loan history was not provided.			X				X	$445,000		$1,011,861						$69,539	$41,600	12/31/18	10%	6.27	negative	3.27	2.82	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X		X		UTL 2 year projections of the combined existing business and newly acquired business, change of ownership is considered a new business and projections are required.	X	X				X	X				X	X				X	X			Equity injection was a gift from guarantor's father, gift is documented	X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.	X	X				X	X							X					X					X			X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X							X		X	X				X	X							X		X	X				X	X				X	X				X	X				X		X		UTL 5 vehicles identified in credit memo and loan authorization are not itemized on the UCC filing as required.		X		X		Bank has requested annual current financial information but borrower has not complied.	X		X		UTD-No updated financial information in file. Per SOP, Bank is required to request updated financial info., but cannot call a default if not received.	X		X		UTL Evidence that lender monitors insurance manually. Expired 2021	X	X
Falcon Bridge Capital, LLC	Poppy Bank	[REDACTED]	Automotive Repair	C Corp	[REDACTED]	02/28/23	08/11/23	85800539	04/20/20		04/16/45	WSJ +2.0%	$5,139	SBA 7a RE	$578,000	$548,595	$0	($433,500)	($411,446)	$144,500	$137,149		$109,719	10.00%	04/01/23	5%, 3%, 1%	UTD	Never	UTD		75%	[REDACTED]	Yes													04/27/20	UTL		UTD	NOTES:	FF& E (value per appraisal)	$26	N/A	Assignment of Life Ins.	$170	N/A								Industrial Bldg 1st DT	[REDACTED]	03/05/20	$625	04/23/23	$578	04/23/23	$578	$578	88%
Subject is an SBA 7(a) loan to purchase an existing Automotive Repair business located in [REDACTED].   Proceeds were used  to purchase the business / RE, provide working capital, purchase furniture and fixtures and pay closing costs. Total project costs were 643M, with Borrower cash injection of 65M (10%) which came from verified personal resources. Subject property appraised for 625M as of 03/05/20, for a current combined LTV 88%.  Subject is further secured by a UCC filing in 1st position. The structure is EPC/OC, with borrower [REDACTED] as the EPC,  [REDACTED] as the operating company.   Borrower was formed to hold the subject property and is owned 100% by [REDACTED], guarantor.  Principal has extensive experience and is a certified heavy equipment mechanic.  Historic cash flow has been positive with 2020 DSCR of 1.64x.  Rationale for approval is well documented, and the loan appears to be underwritten to SOP standards.
																																																																																																											UTL- Form 159 - Broker fee over 2,500 did not provide supporting documentation. UTL - UCC Post Search	4340747009	04/02/20	$578,000	75%	04/20/20	7059295	90 days from approval	04/21/20	pay.gov	Unknown	UTD-A current loan history was not provided.	Yes	UTD	Yes				Yes		$414,000	$20,000		$22,500				$107,500	$14,000	2020	10%	1.74	-7.92	1.64	1.57	X	X			Form 1920 is on file and certified by Lender	X	X				X	X				X	X							X		X	X				X	X				X	X				X	X				X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X				X	X				X	X					X	X				X	X				X	X							X					X					X		X	X							X					X		X	X				X		X		1st Position UCC Filing on all assets was required by the Loan Authorization. Verification of position is not in the loan file.				X		X		X		Form 159 - Broker fee over 2,500 did not provide supporting documentation.	X	X				X					X	X				X		X		UCC Post search not in file		X		X		Bank has requested annual current financial information but borrower has not complied.	X		X		UTD-No updated financial information in file. Per SOP, Bank is required to request updated financial info., but cannot call a default if not received.	X		X		UTL Evidence that lender monitors insurance manually, Expired 2021	X		X		No UCC- post searches in file.
Falcon Bridge Capital, LLC	Poppy Bank	[REDACTED]	Car wash / Lube center	LLC	[REDACTED]	02/28/23	08/11/23	87000190	09/25/20		09/21/45	WSJ +2.50%	$17,372	SBA 7a RE	$2,141,400	$2,061,278	$0	($1,606,050)	($1,545,959)	$535,350	$515,320		$412,256	10.00%	04/01/23	5%, 3%, 1%	UTD	Never	UTD		75%	[REDACTED]	Yes													09/17/21	UTL	n/a	No	NOTES: Per Loan Authorization, UCC is to be second only to SBA filing dated 06/28/20	FF& E (value per appraisal)	$85		Blanket UCC-1	UTD									Car Wash 1st DT	[REDACTED]	08/15/20	$2,950	UTL	UTL	09/21/20 / 9/25/20	$2,141	$2,141	70%
Subject is an SBA 7(a) CRE loan to refinance an existing mortgage balance, two high interest equipment loans, and provide working capital and payment of fees. Subject is secured by 1st D/T on a car wash/lube center in [REDACTED], and a 2nd position filing on [REDACTED], second only to prior SBA lien. CRE LTV was 73% at time of origination, presently 70%. The sole guarantor is [REDACTED]. The structure is EPC/OC, with co borrower [REDACTED] as the EPC, and Co-Borrower [REDACTED] as the OC. The  credit presentation demonstrated sound underwriting practices. Repayment and collateral position are well supported, noting that the Final Title Policy and UCC post search were not in the loan file. SBA credit / SOP guidelines appear to be in compliance.
																																																																																																											UTL Assignment of Rents as required by loan authorization UTLworkers' comp insurance policy UTL UCC-1 post search to verify lien position UTL Final Title Policy UTL Evidence of annual insurance monitoring Form 1920 on file is not dated and does not list Lending Officer's name. Signature illegible	8292058209	09/16/20	$2,141,400	75%	09/21/20	7052995	12/16/20	09/23/20	PLP	$150,000 EIDL Loan	UTD-A current loan history was not provided.	x	UTD					x			$140,278				$1,933,393			$67,729	06/30/20	n/a	0.67	2.23	1.38	1.26	X	X			Note: Lender name and date is missing	X	X				X	X				X	X							X		X	X				X	X				X	X				X		X		UTL Assignment of Rents as required by loan authorization	X	X				X	X							X		X	X							X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X							X		X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X							X		X	X					X	X				X	X				X	X							X					X		X		X		UTL workers' comp insurance	X	X							X					X		X	X				X		X		UTL UCC-1 post search to verify lien position UTL Final Title Policy				X		X	X				X	X				X	X				X	X				X	X					X	X				X	X				X		X		UTL Evidence of annual insurance monitoring, Expired 2021	X	X
Falcon Bridge Capital, LLC	Poppy Bank	[REDACTED]	Wine & Spirits Retailer	C Corp	[REDACTED]	02/28/23	08/10/23	88000037	01/29/20		07/14/30	Fixed 7.25%	$5,411	SBA 7a UCC	$440,000	$379,479	$0	($330,000)	($284,609)	$110,000	$94,870		$75,896	7.25%	01/01/30	5%, 3%, 1%	UTD	Never	UTD		75%	[REDACTED]	Yes	[REDACTED]	Yes	[REDACTED]	Yes									01/29/20	11/18/22		Yes	NOTES:	Blanket UCC-1		N/A	Assignment of Life Ins.	$340	N/A	Assignment of Life Ins.	$100	N/A	Liquor License UCC		N/A			[REDACTED]
Subject is an SBA 7(a) UCC loan to refinance existing debt for a liquor store located in New York and is secured by a UCC - 1.   The debt is associated with leasehold improvements and inventory purchases with notes from [REDACTED] and [REDACTED]. Assignment of Life Insurance for 440M was taken on two individuals. Borrower is a retail liquor store and is owned 80% by [REDACTED] with the remaining 20% to family members, all guarantors.  [REDACTED] is the President with over 30 years' experience and manages the day-to-day operations. The business was purchased in 2016.  Historic cash flow has been positive with Bank projected DSCR of 2.24x.  Rationale for approval is well documented, and the loan appears to be underwritten to SOP standards.
																																																																																																											UTL - Liquor License UCC UTL - Environmental Questionnaire	4171327010	12/27/19	$440,000	75%	01/29/20	7059295	90 days from approval	01/09/20	pay.gov	Unknown	UTD-A current loan history was not provided.							Yes							$425,000			$15,000	Projectioons	N/A	7.76	2.21	2.24	1.24	X	X			Form 1920 is on file and certified by Lender	X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X				X	X				X	X			Copies of Notes and Demand letters in file				X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X				X		X		EQ not found in file				X			X	X				X	X				X	X							X					X					X		X	X							X					X		X	X				X	X							X		X	X				X	X				X	X				X	X				X		X		UTL Liquor License UCC		X		X		Bank has requested annual current financial information but borrower has not complied.	X		X		UTD-No updated financial information in file. Per SOP, Bank is required to request updated financial info., but cannot call a default if not received.	X		X		UTL Evidence that lender monitors insurance manually. Expired 2021	X		X		UTL Liquor License UCC
Falcon Bridge Capital, LLC	Poppy Bank	[REDACTED]	Retail Skate Sales	LLC	[REDACTED]	02/28/23	08/11/23	85802015	08/26/21		09/19/46	Fixed 5.50%	$4,522	SBA 7a RE	$568,000	$548,290	$0	($511,200)	($493,461)	$56,800	$54,829		$27,414	5.50%	12/01/22	5%, 3%, 1%	UTD	Never	UTD		90%	[REDACTED]	Yes																	NOTES: UCC - 1 not required														Retail Bldg. 1st DT	[REDACTED]	07/09/21	$760	08/26/21	$568	08/26/21	$568	$568	72%
Subject is an SBA 7(a) loan to purchase a retail commercial property located in [REDACTED].  Proceeds were used  to purchase the property.  Borrower has leased the subject property since 2016.  Total project costs were 772M, with Borrower cash injection of 204M (26%) which came from verified personal resources. Subject property appraised for 760M as of 07/09/21, for a current combined LTV 72%.  Borrower was formed to hold the subject property and is owned 100% by [REDACTED].  Principal started the business in 2016.  Historic cash flow has been positive with 2020 DSCR of 1.07x and Global DSCR of 1.51x including outside employment.  Rationale for approval is well documented, and the loan appears to be underwritten to SOP standards.
																																																																																																											None	1369779108	08/04/21	$568,000	90%	08/26/21	7059295	90 days from approval	UTL	pay.gov	Unknown	UTD-A current loan history was not provided.		UTD					Yes		$568,000									2020	26%	2.76	2.53	1.07	1.51	X	X			Form 1920 is on file and certified by Lender	X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X				X	X							X			X	X				X	X				X	X							X					X					X		X	X							X					X		X	X				X	X							X		X	X				X	X				X	X			SBA Guaranty Fee was waived per SBA Authorization in file.	X	X				X	X					X		X		Bank has requested annual current financial information but borrower has not complied.	X		X		UTD-No updated financial information in file. Per SOP, Bank is required to request updated financial info., but cannot call a default if not received.	X		X		UTL Evidence that lender monitors insurance manually. Expired 2021	X	X
Falcon Bridge Capital, LLC	Poppy Bank	[REDACTED]	Day Care Services	LLC	[REDACTED]	02/28/23	08/11/23	85801465	09/25/20		09/23/45	WSJ +2.50%	$2,646	SBA 7a RE	$298,500	$283,882	$0	($223,875)	($212,911)	$74,625	$70,970		$56,776	10.00%	04/01/23	5%, 3%, 1%	UTD	Never	UTD		75%	[REDACTED]	Yes	[REDACTED]	Yes											09/22/20	07/12/21	09/22/25	Yes	NOTES:	Blanket UCC-1			FF& E (value per appraisal)	No value provided		Assignment of Life Ins.	$16		Assignment of Life Ins.	$16			Mixed-Use 1st DT	[REDACTED]	08/17/20	$305	09/25/20	$298	09/25/20	$298	$284	93%					SFR 2nd DT	[REDACTED]	08/17/20	$300	09/25/20	$298	09/25/20	$298			$284	87%
The SBA 7a loan was used to purchase an existing day care business including the CRE located at [REDACTED].  The purchase price of the CRE is $305M.  Per the appraisal in file the CRE was valued at $305M therefore no allocated business value was included.  [REDACTED], guarantor, has formed an EPC, [REDACTED] to own the real estate.  The operating company (OC) is [REDACTED] and is owned by [REDACTED] (95%) and [REDACTED] (5%).  [REDACTED] will be the primary operator of the business.  The day care business has been in operation for the past 25 years and was sold due to a divorce by the owners.  The loan is secured by a 1st TD on the subject property, a blanket UCC filing, a 2nd TD on [REDACTED]'s SFR, and life insurance assignments on both [REDACTED] and [REDACTED] for $16M each.  The LTV at origination was 90% based on the real estate only, no value to the personal property, and is currently 87% based on the current loan balance.  The projected Year 1 business DSCR is 5.15x and the GDSCR is 2.03x.  Based on my review the loan appears to be in compliance with SBA guidelines.
																																																																																																											UTL - IRS 4506 transcripts	8116988207	09/09/20	$298,500	75%		7059295	12/09/20	09/25/20	Pay.gov		UTD-A current loan history was not provided.	Yes	UTD	Yes				Yes		$200,000	$10,034						$81,750	$6,716	2020	10%	1.81	17.00	5.15	2.03	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X				X	X				X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.	X	X				X	X				X	X				X	X				X	X			Records Search with Risk Assessment Report completed and concluded low risk and no further investigation necessary		X	X				X	X				X	X				X	X				X	X				X	X				X		X		UTL				X					X		X	X				X	X							X		X	X				X	X				X	X				X	X				X	X					X		X		Bank has requested annual current financial information but borrower has not complied.	X		X		UTD-No updated financial information in file. Per SOP, Bank is required to request updated financial info., but cannot call a default if not received.	X		X		UTL Evidence that lender monitors insurance manually. Expired 2021	X		X		UTD
Falcon Bridge Capital, LLC	Poppy Bank	[REDACTED]	Recording Studio and Audio Equipment sales	C Corp	[REDACTED]	02/28/23	08/11/23	87000234	11/13/20		11/13/45	WSJ +2.50%	$8,027	SBA 7a RE	$900,000	$862,015	$0	($675,000)	($646,511)	$225,000	$215,504		$172,403	10.00%	04/01/23	5%, 3%, 1%	UTD	Never	UTD		75%	[REDACTED]	Yes																	NOTES:														Industrial Bldg 1st DT	[REDACTED]	10/06/20	$1,200	11/16/20	$900	11/13/20-11/16/20	$900	$862	72%
Subject is an SBA 7(a) loan to purchase an industrial building in [REDACTED], secured by a 1st D/T on the property. LTV at loan origination was 75%, presently 72% . Borrower is a supplier of technical audio equipment and recording studio supplies and is 100% owned by one guarantor, [REDACTED]. The CRE purchase price was 1,200M, with [REDACTED]'s cash injection of 334M, or 27%. Borrower has a history of profitable operations with DSCR as of 07/31/20 of 1.49x. The  credit presentation demonstrated sound underwriting practices. Repayment and collateral position are well supported. SBA credit / SOP guidelines appear to be in compliance.
																																																																																																											UTL Lease equal to loan term and assignment of rents UTL Flood Determination for property at [REDACTED] UTL Evidence that lender monitors insurance manually	8970868205	11/03/20	$900,000	75%	11/13/20	7059295	02/03/21	11/13/20	PLP	n/a	UTD-A current loan history was not provided.		UTD							$900									07/31/20	27%	7.20	2.59	1.49	1.17	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X							X					X					X		X		X		UTL Lease equal to loan term and assignment of rents	X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X							X		X	X					X	X				X	X				X		X		UTL Flood Determination for property at [REDACTED]				X					X		X	X				X	X							X					X		X					X	X							X		X	X				X	X				X	X				X	X				X	X					X	X				X	X				X		X		UTL Evidence that lender monitors insurance manually	X	X
Falcon Bridge Capital, LLC	Poppy Bank	[REDACTED]	Gass Station and C-Store operator	LLC	[REDACTED]	02/28/23	08/10/23	86000065	04/29/20		04/29/45	Fixed 5.25%	$2,698	SBA 7a RE	$452,800	$423,563	$0	($339,600)	($317,673)	$113,200	$105,891		$84,713	5.25%	04/29/45	5%, 3%, 1%	UTD	Never	UTD		75%	[REDACTED]		[REDACTED]		[REDACTED]		[REDACTED]								06/01/20	06/10/20		Yes	NOTES:	Personal Property (value per appraisal)	$45	N/A											Gas Station and/or C Store 1st DT	[REDACTED]	01/25/20	$675	04/29/20	$453	04/29/20	$453	$453	63%
Subject is an SBA 7(a) loan to purchase an existing independent Gas Station and C-Store located in [REDACTED].  Proceeds were used  to purchase the business / RE, inventory and pay closing costs. Total project costs were 542,400, with Borrower cash injection of 88,900 (16.4%) which came from verified personal resources. Subject property appraised for 675M as of 01/25/20, for a current combined LTV 63%.  Subject is further secured by a UCC filing in 1st position. Borrower was formed to hold the subject property, and is equally owned 50/50 by [REDACTED] and [REDACTED], guarantors.  Guarantors have extensive experience and own 2 additional gas station / c-stores in the general area.  Historic cash flow has been positive with 2019 DSCR of 3.20x.  Rationale for approval is well documented, and the loan appears to be underwritten to SOP standards.
																																																																																																											UTL - Form 159 indicated broker fees in excess of 2,500 without required supporting documentation	5775657010	04/06/20	$452,800	75%	04/29/20	7059295	90 days from approval	04/30/20	pay.gov	Unknown	UTD-A current loan history was not provided.		UTD	Yes				Yes		$406,100	$30,000						Yes	$16,700	2019	16.4%	3.90	15.00	3.20	1.68	X	X			Form 1920 is on file and certified by Lender	X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X				X	X				X	X			Phase 1 and Phase 11 in file.		X	X				X	X				X	X							X					X					X		X	X							X					X		X	X				X	X							X		X		X		Form 159 indicated broker fees in excess of 2,500 without required supporting documentation	X	X				X	X				X	X				X	X					X		X		Bank has requested annual current financial information but borrower has not complied.	X		X		UTD-No updated financial information in file. Per SOP, Bank is required to request updated financial info., but cannot call a default if not received.	X		X		UTL Evidence that lender monitors insurance manually. Expired 2021	X	X
Falcon Bridge Capital, LLC	Poppy Bank	[REDACTED]	Gas Station and C-Store operator	LLC	[REDACTED]	02/28/23	08/11/23	85800516	04/30/20		04/28/45	WSJ +1.50%	$5,614	SBA 7a RE	$687,000	$646,445	$0	($515,250)	($484,833)	$171,750	$161,611		$129,289	9.00%	04/01/23	5%, 3%, 1%	UTD	Never	UTD		75%	[REDACTED]	Yes	[REDACTED]	Yes											05/04/20	UTL		UTD	NOTES:	FF& E (value per appraisal)	$170	N/A	Liquor License UCC		N/A								Gas Station and/or C Store 1st DT	[REDACTED]	12/09/19	$970	05/04/20	$687	05/04/20	$687	$687	67%
Subject is an SBA 7(a) loan to purchase an existing independent Gas Station and C-Store located in [REDACTED].  Proceeds were used  to purchase the business / RE, provide working capital and pay closing costs. Total project costs were 947M, with Borrower cash injection of 260M (27%) which came from verified personal resources. Subject property appraised for 675M as of 01/25/20, for a current combined LTV 63%.  Subject is further secured by a UCC filing in 1st position. The structure is EPC/OC, with borrower [REDACTED] as the EPC, and [REDACTED], Inc as the operating company.  Borrower was formed to hold the subject property, and is equally owned 50/50 by Mr. and Mrs. [REDACTED], guarantors.  Guarantors have extensive experience and own 2 additional gas station / c-stores in the general area.  Historic cash flow has been positive with 2019 DSCR of 3.20x.  Rationale for approval is well documented, and the loan appears to be underwritten to SOP standards.
																																																																																																											UTL- Form 159 - Not signed by applicant, Broker fee over 2,500 did not provide supporting documentation. UTL - Liquor License UCC UTL - UCC Post Search	4339637003	04/02/20	$687,000	75%	04/30/20	7059295	90 days from approval	05/01/20	pay.gov	Unknown	UTD-A current loan history was not provided.		UTD	Yes				Yes		$631,000	$40,000						Yes	$16,000	2019	27%	10.19	2.94	2.57	2.12	X	X			Form 1920 is on file and certified by Lender	X	X				X	X				X	X							X		X	X				X	X				X	X				X	X				X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X				X	X				X	X					X	X				X	X				X	X							X					X		X	X				X	X							X					X		X	X				X		X		1st Position UCC Filing on all assets was required by the Loan Authorization. Verification of position is not in the loan file.				X		X		X		Form 159 - Not signed by applicant, Broker fee over 2,500 did not provide supporting documentation.	X	X				X					X	X				X		X		UCC Post search not in file		X		X		Bank has requested annual current financial information but borrower has not complied.	X		X		UTD-No updated financial information in file. Per SOP, Bank is required to request updated financial info., but cannot call a default if not received.	X		X		UTL Evidence that lender monitors insurance manually. Expired 2021	X		X		No UCC- post searches in file. UTL Liquor License UCC
Falcon Bridge Capital, LLC	Poppy Bank	[REDACTED]	Urgent Care Services	LLC	[REDACTED]	02/28/23	08/11/23	85800551	09/01/21		09/13/31	WSJ + 2.75%	$6,959	SBA 7a UCC	$529,600	$472,274	$0	($476,640)	($425,046)	$52,960	$47,227		$23,614	10.25%	04/01/23	5%, 3%, 1%	UTD	Never	UTD		90%	[REDACTED]		[REDACTED]		[REDACTED]		[REDACTED]		[REDACTED]	08/13/21	[REDACTED]	08/13/21	[REDACTED]		12/10/20	01/06/21		Yes	[REDACTED] paid from loan proceeds.	Specific Equipment			Blanket UCC-1											[REDACTED]
Originated in 9/21 for 529M for TI's , equipment, and working capital for a new urgent care center in [REDACTED]. Borrower cash injection was 114M. Terms are P&I over 10-years. Borrower is a newly established entity wholly owned by the two individual guarantors who have also opened and operate three other successful urgent care facilities in the [REDACTED] metropolitan area under three separate entities. All four entities are under the umbrella of [REDACTED]. The three other entities and the parent entity guarantee this credit. Additionally, [REDACTED] is the billing company for the urgent care facilities and guarantees this credit. [REDACTED] is a board certified emergency room physician and [REDACTED] provides finance and strategic planning for the company. [REDACTED] is the medical provider entity for [REDACTED] and that entity guarantees this credit. The TI's were completed prior to funding and a COO was issued in 1/21. Collateral is a blanket priority UCC filing and a purchase money security interest on specific equipment purchased from [REDACTED] with loan proceeds. All available collateral has been taken. Repayment is sufficient from the three open urgent care facilities with a 2019 DSC of 4.16 (3.72 with current P&I). The loan appears to meet all SBA eligibility requirements.
																																																																																																											UTL IRS Tax Transcripts.	1261949109	07/16/21	$529,600	90%	09/01/21	7059295	90 days after approval date	UTL	pay.gov	UTD	UTD-A current loan history was not provided.		UTD				Yes - new location	Yes	$209,027							$320,573			2019	18%	2.20	5.46	4.16	2.25	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X							X					X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance other than noted exceptions.				X		X	X							X					X					X			X	X				X	X				X	X				X	X				X	X							X		X		X		UTL				X					X		X	X				X	X							X		X	X				X	X				X	X			No fee required per CARES ACT.	X	X				X	X					X		X		Bank has requested annual current financial information but borrower has not complied.	X		X		UTD-No updated financial information in file. Per SOP, Bank is required to request updated financial info., but cannot call a default if not received.	X		X		UTL Evidence that lender monitors insurance manually	X	X
Falcon Bridge Capital, LLC	Millennium Bank	[REDACTED]	Hotel / Motel Operations	LLC	[REDACTED]	02/28/23	08/07/23	1000912	06/14/21		06/14/46	WSJ +2.00%	$43,182	SBA 7a RE	$5,000,000	$4,869,931	$0	($3,750,000)	($3,652,448)	$1,250,000	$1,217,483		$973,986	10.00%	04/01/23	5%, 3%, 1%	UTD	Never	UTD		75%	[REDACTED]	06/14/21													06/11/21	06/22/21		Yes	NOTES:	FF&E	$1,000		Blanket UCC-1	UTD									Motel / Hotel 1st DT	[REDACTED]	02/18/21	$10,130	06/24/21	$5,000	06/24/21	$5,000
Originated in 6/21 for 5,000M to purchase a 309-room full-service branded [REDACTED] hotel in [REDACTED]. The purchase price was 6,825M - 73% LTPP. Borrower injection is 1,831M per CAR. Terms are P&I over 25-years. The subject was foreclosed upon in 2018 and transferred to receivership. This transaction was through an arm's length auction at below market value. The AV is 10,130M (real estate only) providing a 49% LTV at origination (48% LTV presently). Borrower, [REDACTED], is a newly established entity to own and operate the subject hotel and is 80% owned by the guarantor. The other owners are have less than 20% interest and are experienced hospitality operators that will manage the business. Underwritten with a Year 1 proforma DSC of 1.30 and a global DSC of 2.27. Bank received company prepared 7-month company financial statement for 12/31/21 which reflected a 1.96x DSC; however, based on current payments from increased interest rates (payments adjust quarterly), the 7-month 2021 DSC would be 0.79x. The loan appears to meet all SBA eligibility requirements.
																																																																																																											UTD If borrower has any other SBA loans (not addressed in CAR). UTL Franchise Certificate. Bank submitted form, however, not signed by by Franchisor or Franchisee UTL SAMS Search. Bank states the SBA runs them on thier behalf UTL CAVIRS - Bank states the SBA runs them on thier behalf	9943139008	06/06/21	$5,000,000	75%	06/24/21	7073713	Waived (CARES Act)	Waived (CARES Act)	Waived (CARES Act)	UTD	UTD-A current loan history was not provided.		UTD	Yes		Yes		Yes		$5,000,000									Proforma	27%	0.00	0.82	1.30	2.27	X	X				X	X				X	X				X	X				X		X		UTL Franchise Certificate.	X	X				X		X		UTL CAVIRS - Bank states the SBA runs them on thier behalf	X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance other than noted exceptions.				X		X	X				X	X				X	X				X	X			Phase I 3/21 - no further action warranted.		X	X				X	X				X	X							X					X					X					X	Bank owned OREO - certified statements provided by the Bank (seller). IRS transcripts not available.				X					X		X	X				X	X							X		X	X				X		X		UTL SAMS Search - Bank states the SBA runs them on thier behalf				X	Waived (CARES Act).	X	X				X	X					X	X				X	X				X	X				X	X
Falcon Bridge Capital, LLC	Millennium Bank	[REDACTED]	Hotel / Motel Operations	Corporation	[REDACTED]	02/28/23	08/07/23	1000925	07/22/21		07/22/46	WSJ +1.75%	$39,291	SBA 7a RE	$4,640,000	$4,522,446	$0	($3,749,584)	($3,654,589)	$890,416	$867,857		$641,735	9.75%	04/01/23	5%, 3%, 1%	UTD	Never	UTD		80%	[REDACTED]	Yes													07/16/21	07/30/21	07/16/26	1st	NOTES:	Blanket UCC			Fixtures UCC	$260	78%								Motel / Hotel 1st DT	[REDACTED]	06/09/21	$5,800	08/02/21	$4,640	08/02/21	$4,640	$4,522	78%
The SBA 7a loan is to refinance an existing loan from a private lender that was used by the borrowers to acquire the property in May 2021.  The note was a short-term (12-months) loan with a high interest and high monthly payments.  [REDACTED] is owned by [REDACTED].  The subject [REDACTED] franchise hotel was opened in 2000 and features 82-rooms, a breakfast dining area, meeting space, fitness room, and an indoor pool. [REDACTED] devotes his time to the subject hotel full time.  The loan is secured by a 1st TD on the subject hotel property and a UCC filing on all business assets located at the facility.  An appraisal valued the hotel at $5.8MM providing an LTV of 80% at loan origination and 78% based on the current loan balance.  Loan repayment for the subject loan is based on projections that provide a 1.50x DSCR.  Global DSCR was 1.48x.  The loan appears to meet all SBA eligibility requirements.
																																																																																																											SBA form 1050 disbursement amount more than SBA Authorization UTL - Business Credit Report UTL CAVIRS - Bank states the SBA runs them on thier behalf UTL SAMS Search. Bank states the SBA runs them on thier behalf	1190949100	07/02/21	$4,640,000	81%	UTD	7073713	n/a	n/a	n/a	UTD	UTD-A current loan history was not provided.		UTD					Yes							$4,591,761			$48,239	2021	n/a	0.21	6.64	1.50	1.48	X	X				X	X				X	X				X	X				X	X				X	X				X		X		UTL CAVIRS - Bank states the SBA runs them on thier behalf	X	X							X		X	X				X	X							X		X	X							X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X		X		UTL	X	X							X		X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X				X	X				X	X			Enironmental Site Assessment was completed indicating low risk and no further investigation is warranted.		X	X				X	X				X	X							X					X		X	X							X					X					X		X	X				X	X							X		X	X				X		X		UTL SAMS Search - Bank states the SBA runs them on thier behalf				X	No guarantee fee charged by SBA	X		X		Form 1050 shows more than Authorization	X	X					X	X			No updated financials in file. Bank is only required to make a reasonable effort to obtain.	X	X				X	X				X	X
Falcon Bridge Capital, LLC	Millennium Bank	[REDACTED]	Hotel / Motel Operations	Corporation	[REDACTED]	02/28/23	08/08/23	1001028	12/29/21		12/29/46	WSJ +1.75%	$25,375	SBA 7a RE	$2,984,000	$2,934,706	$0	($2,238,000)	($2,201,030)	$746,000	$733,677		$586,941	9.75%	04/01/23	5%, 3%, 1%	UTD	Never	UTD		75%	[REDACTED]	Yes													12/23/21	01/10/22	12/23/26	Yes	NOTES:	Blanket UCC			FF&E	$600	73%	Assignment of Life Ins.	$1,000						Motel / Hotel 1st DT	[REDACTED]	10/14/21	$4,040	01/11/22	$2,984	01/11/22	$2,984	$2,935	73%
The SBA 7a loan in the amount of $2.9MM was used for the purchase of a 120-room motel property located at [REDACTED] .  The purchase price of the motel is $4,040M with the borrower injecting $650M and a seller carry-back loan of $300M.  The seller carry-back loan is on full standby per SBA Authorization.  The motel is operated as a Choice brand [REDACTED] franchise.  The subject motel is a two-story limited service motel with interior corridors.  The hotel features 120 guestrooms, a lobby, breakfast area, fitness room and outdoor swimming pool. [REDACTED] is owned by [REDACTED], 55%, and three other minority owners.  [REDACTED] has worked at the subject motel since Aug. 2021.  Business debt coverage based on 10/31/21 interim statement was 1.61x and 1.54x based on projections.  Global DSCR is projected at 1.54x.  The SBA guidelines appear to be in compliance.
																																																																																																											UTL CAVIRS - Bank states the SBA runs them on thier behalf UTL SAMS Search. Bank states the SBA runs them on thier behalf UTL - SBA guarantee fee payment confirmation. Guarantee fee is itemized on the FORM 1050, but proof of payment not in the loan file.	2812849105	12/19/21	$2,984,000	75%	UTD	7073713	03/19/22	UTD	Pay.gov		UTD-A current loan history was not provided.		UTD			Yes		yes		$2,882,000	$20,575							$81,425	2021	17%	2.03	4.15	1.54	1.54	X	X				X	X				X	X				X	X				X	X				X	X				X		X		UTL CAVIRS - Bank states the SBA runs them on thier behalf	X	X							X		X	X				X	X							X					X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X							X	New entity	X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X							X		X	X				X		X		UTL SAMS Search - Bank states the SBA runs them on thier behalf	X		X		UTL	X	X				X	X					X	X			UTD-no updated financials in file. Bank is only required to make a reasonable effort to obtain.	X	X				X	X			UTL Expires 2024	X	X
Falcon Bridge Capital, LLC	Millennium Bank	[REDACTED]	Hotel / Motel Operations		[REDACTED]	02/28/23	08/06/23	1000817	09/22/20		09/22/45	WSJ +2.00%	$36,266	SBA 7a RE	$4,285,000	$4,053,874	$0	($3,213,750)	($3,040,406)	$1,071,250	$1,013,468		$810,774	10.00%	04/01/23	5%, 3%, 1%	UTD	Never	UTD		75%	[REDACTED]	09/22/20													09/17/20	10/22/20		Yes	NOTES:	FF&E	$180		Blanket UCC										Motel / Hotel 1st DT	[REDACTED]	06/17/20	$5,020	10/05/20	$4,285	10/05/20	$4,285
Originated in 9/20 for 4,285M to purchase a 72-room hotel known as [REDACTED], near the [REDACTED] Airport. The purchase price was 5,250M - 82% LTPP. Borrower injection was 1,059M. Terms are P&I fully amortized over 25-years. The AV is 5,020M (real estate only) providing an 85% LTV at origination. Repayment was based on 2019 and a proforma for Year 1. The 2019 DSC was 1.22x and the proforma DSC was 2.30 (2020 was adversely impacted by COVID). An annual review for 2021 borrower tax returns reports the subject provided a 1.78x DSC (the 2021 DSC would be 1.26x with current P&I payments as interest and payments adjust quarterly). The loan appears to meet all SBA eligibility requirements.
																																																																																																											UTL Evidence the SBA Guaranty fee was paid. Fee is itemized on Form 1050, but evidence it was paid not in file. UTD If borrower has any other SBA loans (not addressed in CAR). UTL SAMS Search. Bank states the SBA runs them on thier behalf UTL CAVIRS - Bank states the SBA runs them on thier behalf	6417148207	07/30/20	$4,285,000	75%	10/05/20	7073713	10/28/20	UTL	UTL	UTD	UTD-A current loan history was not provided.		UTD	Yes		No		Yes		$4,285,000									Proforma	21%	0.00	4.15	2.30	1.47	X	X				X	X				X	X				X	X							X		X	X				X		X		UTL CAVIRS - Bank states the SBA runs them on thier behalf	X	X							X		X	X				X	X				X	X							X					X		X	X				X	X										X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance other than noted exceptions.				X		X	X				X	X				X	X				X	X			Phase I 7/20 - no further action.		X	X				X	X				X	X				X	X				X	X							X		X	X							X					X		X	X				X	X							X		X	X				X		X		UTL SAMS Search - Bank states the SBA runs them on thier behalf	X		X		UTL	X	X				X	X					X	X				X	X				X	X				X	X
Falcon Bridge Capital, LLC	Millennium Bank	[REDACTED]	Hotel / Motel Operations	LLC	[REDACTED]	02/28/23	08/08/23	1000914	07/19/21		07/19/34	WSJ +2.00%	$27,917	SBA 7a RE	$2,538,000	$2,357,998	$0	($1,534,221)	($1,425,410)	$1,003,779	$932,588		$814,688	10.00%	04/01/23	5%, 3%, 1%	UTD	Never	UTD		61%	[REDACTED]	yes	[REDACTED]	yes											07/16/21	07/28/21	07/16/26	yes	NOTES:	Fixtures UCC	UTL	UTD	Blanket UCC										Office Bldg. 1st DT	[REDACTED]	03/16/21	$600	07/22/21	$2,538	07/22/21	$2,538	$2,358	see comments					Office Bldg. 1st DT	[REDACTED]	03/16/21	$650	07/22/21	$2,538	07/22/21	$2,538	$2,358	see comments
The SBA 7a loan in the amount of $2.538MM was used to purchase dental office buildings located in [REDACTED] and [REDACTED]  Additional funds were used to refinance two private loans of approximately $1.9MM provided by sellers of the dental practices located at the above business locations.  The real estate purchases were for $600M for the Placerville location and $650M for the [REDACTED] location.  [REDACTED] will hold title to the subject real estate properties and lease to the two dental practices.  The loan structure is an EPC/ OC with the Borrower as the EPC and each dental practice as the OC.  The dental practices are [REDACTED] and[REDACTED] dba [REDACTED].  The loan is guaranteed by [REDACTED] and [REDACTED] who are 50/50 owners and contributed 22% equity injection.  Collateral for the subject loan is a 1st TD on each of the commercial real estate properties and a blanket UCC filing on all business assets of the dental practices and the value of those practices. (business valuations in file)  The credit presentation allowed a 100% advance rate against the business valuation, whereas the SOP does not support advance rates against goodwill/intangible assets. The credit memo shows the total value of collateral as $2,712.5M resulting in 1.07x collateral coverage.  DSCR was calculated at 5.16x and GDSCR was 3.15x.  SBA credit / SOP guidelines appear to be in compliance, subject to exceptions noted above.
																																																																																																											UTL CAVIRS - Bank states the SBA runs them on thier behalf UTL - Business credit reports UTL SAMS Search. Bank states the SBA runs them on thier behalf Collateral analysis includes 100% advance against business valuation/goodwill, not supported by SOP.	9979199006	06/09/21	$2,538,000	60%	UTD	7073713	n/a	n/a - No guarantee fee	n/a - No guarantee fee		UTD-A current loan history was not provided.	Yes	UTD					yes		$550,000	$11,853				$1,976,147				2020	22%	0.00	3.68	5.16	3.15	X	X				X	X				X	X				X	X							X		X	X				X		X		UTL CAVIRS - Bank states the SBA runs them on thier behalf	X	X				X	X				X	X				X	X							X		X	X							X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X		X		UTL	X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.	X	X				X	X				X	X				X	X				X	X					X	X				X	X				X	X							X					X		X	X				X	X							X					X		X	X				X	X							X		X	X				X		X		UTL SAMS Search - Bank states the SBA runs them on thier behalf				X	No guarantee fee required	X	X				X	X					X	X			UTD-no updated financials in file. Bank is only required to make a reasonable effort to obtain.	X	X				X	X				X	X
Falcon Bridge Capital, LLC	Millennium Bank	[REDACTED]	Hotel / Motel Operations	LLC	[REDACTED]	02/28/23	08/07/23	1000951	09/08/21		09/08/46	WSJ +1.75%	$42,418	SBA 7a RE	$5,500,000	$4,891,772	$0	($4,125,000)	($3,668,829)	$1,375,000	$1,222,943		$978,354	9.76%	04/01/23	5%, 3%, 1%	UTD	Never	UTD		75%	[REDACTED]	09/08/21													09/03/21	09/14/21		Yes	NOTES:	FF&E	$2,430		Blanket UCC										Motel / Hotel 1st DT	[REDACTED]	06/03/21	$8,570	09/16/21	$5,000	09/16/21	$5,000		58%
Originated in 9/21 for 5,000M to purchase a [REDACTED] hotel/restaurant property in [REDACTED]. The purchase price was 7,550M - 66% LTPP. Terms are P&I fully amortized over 25-years. The loan carries a 75% SBA guaranty. The Bank also provided a 500M conventional loan to complete the purchase secured by a 2nd deed of trust on the subject property (not reviewed with this exam). Borrower's cash injection is 2,076M per the CAR. The hotel was established in 1968. The borrower, [REDACTED], is owned 70% by the guarantor who has hospitality and other entrepreneurial experience. The other owners have less than a 20% interest. The subject property provided a 58% LTV (real estate only) on the 1st TD loan at origination (57% LTV presently). Underwriting indicates the subject provided a DSC of 3.56 for the 3-month period ending 3/21 and a proforma DSC of 2.08 Year 1 after the sale. (Note, COVID adversely impacted operations in 2020 and as such is not used for underwriting.) The loan appears eligible for SBA 7(a) funding.
																																																																																																											SBA Form 2462 (Franchise is incomplete and not fully executed. UTL SBA Form 159 Loan Packaging Fee 5,000 requires itemization and supporting documentation. UTL SAMS Search. Bank states the SBA runs them on thier behalf UTL CAVIRS - Bank states the SBA runs them on thier behalf	1527119105	08/29/21	$5,000,000	75%	09/16/21		Waived (CARES Act)	Waived (CARES Act)	Waived (CARES Act)	$0	UTD-A current loan history was not provided.		UTD	Yes		Yes		Yes		$4,985,000	$15,000								Year 1	27%	0.00	0.83	2.08	1.73	X	X				X	X				X	X				X	X				X		X		SBA Form 2462 is incomplete and not fully executed.	X	X				X		X		UTL CAVIRS - Bank states the SBA runs them on thier behalf	X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance other than noted exceptions.				X		X	X				X	X				X	X				X	X			Phase I 5/20 - "Low Risk" no further investigation warranted.		X	X				X	X				X	X							X					X					X		X	X							X					X		X	X				X	X							X		X		X		Form 159 Packaging fee 5,000 requires itemization and documentation.	X		X		UTL SAMS Search - Bank states the SBA runs them on thier behalf	X			X	Waived (CARES Act)	X	X				X	X					X	X			No updated financials in file. Bank is only required to make a reasonable effort to obtain.	X	X				X	X				X	X
Falcon Bridge Capital, LLC	Millennium Bank	[REDACTED]	Hotel / Motel Operations	LLC	[REDACTED]	02/28/23	08/08/23	1000995	11/04/21		11/04/46	WSJ +1.75%	$24,219	SBA 7a RE	$2,850,000	$2,798,336	$0	($2,137,500)	($2,098,752)	$712,500	$699,584		$559,667	9.75%	04/01/23	5%, 3%, 1%	UTD	Never	UTD		75%	[REDACTED]	Yes													11/03/21	11/19/21	11/03/26	Yes	NOTES:	Fixtures UCC	$640	71%	Blanket UCC			Assignment of Life Ins.	$1,500						Motel / Hotel 1st DT	[REDACTED]	09/15/21	$3,920	11/09/21	$2,850	11/09/21	$2,850	$2,798	71%
The SBA 7a loan in the amount of $2.85MM is to purchase a [REDACTED] motel located at [REDACTED].  The purchase price is $3.775MM with the owner providing an injection of $1.0MM or 26%.  The borrower is [REDACTED] which is owned 100% by [REDACTED].  The loan is secured by a 1st TD on the subject motel and a UCC filing on business assets of the motel.  The loan is guaranteed by [REDACTED].  Also a life insurance assignment of $1.5MM for [REDACTED] is required.  An appraisal was completed with a value of $3.920MM providing a LTV of 71% based on the current balance.  The subject is a three-story, 96-room hotel with a lobby and breakfast area.  The motel underwent renovations in 2020-2021 and was partially opened during the renovations.  DSCR was projected at 1.48x and global projected at 1.49x.  The loan appears to be in compliance with SBA guidelines.
																																																																																																											UTL CAVIRS - Bank states the SBA runs them on thier behalf UTL SAMS Search. Bank states the SBA runs them on thier behalf	2294319109	11/01/21	$2,850,000	75%	UTD	7073713	02/01/22	11/09/21	Pay.gov		UTD-A current loan history was not provided.			Yes		Yes		Yes		$2,825,000	$25,000								2020	27%	0.00	2.66	1.48	1.49	X	X				X	X				X	X				X	X				X	X				X	X				X		X		UTL CAVIRS - Bank states the SBA runs them on thier behalf	X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X							X	New entity	X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.	X	X				X	X				X	X				X		X			X	X			Environmental Site Assessment report concluded no further investigation necessary		X	X				X	X				X	X				X	X				X	X				X	X				X	X							X					X		X	X				X	X							X		X	X				X		X		UTL SAMS Search - Bank states the SBA runs them on thier behalf	X	X				X	X				X	X					X	X			No updated financials in file. Bank is only required to make a reasonable effort to obtain.	X	X				X	X			UTL Expires 2023	X	X
Falcon Bridge Capital, LLC	Millennium Bank	[REDACTED]	Pharmacy	LLC	[REDACTED]	02/28/23	08/08/23	1000789	06/01/20		06/01/30	WSJ +2.00%	$26,668	SBA 7a UCC	$2,140,000	$1,712,640	$0	($1,605,000)	($1,284,480)	$535,000	$428,160		$342,528	10.00%	04/01/23	5%, 3%, 1%	UTD	Never	UTD		75%	[REDACTED]	Yes													06/02/20	09/07/23		Yes	NOTES:	Fixtures UCC	$520		Blanket UCC			Assignment of Life Ins.	$1,000							[REDACTED]
The SBA 7a loan in the amount of $2.14MM is for the purchase of an existing retail pharmacy business located at [REDACTED].  The purchase price is $2.4MM with the borrower providing a down-payment of $258M and a seller-carry loan of $120M.  [REDACTED] has formed a new entity, [REDACTED], to own and operate the business.  The pharmacy is known as [REDACTED].  A business valuation was completed on the subject pharmacy and estimated the value at $2.54MM.  The valuation consisted of $520M in tangible assets and $2.02MM in goodwill.  Collateral for the loan is limited to a UCC filing on all business assets located at the pharmacy and an assignment of life insurance of $1.0M on [REDACTED].  It is noted that the lender's collateral analysis outlined in the credit memo incorrectly utilized the goodwill (intangible assets) in the coverage calculation.  It appears all available collateral has been taken as per SBA guideline based on the owner's PFS in file.  The credit memo provides minimal explanation on the management of the pharmacy.  The owner has several other businesses but has no pharmacy experience.  The credit memo indicates the pharmacy business will be managed by a pharmacist stationed in the store.  DSCR based on historical tax returns from the seller is 7.53x and global is 4.61x.  Although the lender credit memo has some weaknesses, the loan has a strong primary repayment source and appears to meet SBA guidelines
																																																																																																											UTL SAMS Search. Bank states the SBA runs them on thier behalf UTL - SBA guarantee fee payment confirmation. Itemized on Form 1050, but no verification of payment in file. UTL CAVIRS - Bank states the SBA runs them on thier behalf	1260317408	05/04/20	$2,140,000	75%		7073713	08/04/20	UTD	Pay.gov		UTD-A current loan history was not provided.			Yes				Yes			$50,000						$2,032,000	$58,000	2019	10%	3.81	2.90	7.53	4.61	X	X				X	X				X	X				X	X							X		X	X				X		X		UTL CAVIRS - Bank states the SBA runs them on thier behalf	X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X							X	New business entity	X	X			Owner has retail experience but no pharmacy experience.	X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.	X	X				X	X			Lender analysis incorrectly included intangible (goodwill) in collateral coverage calculation.	X	X			Business valuation included the value of tangible assets of the business.				X					X			X	X				X	X			UTL	X	X				X	X				X	X							X		X	X				X	X				X	X				X	X				X	X							X		X	X				X		X		UTL SAMS Search - Bank states the SBA runs them on thier behalf	X		X		UTD	X	X				X	X					X	X				X	X				X	X				X	X
Falcon Bridge Capital, LLC	Millennium Bank	[REDACTED]	Hotel / Motel Operations	LLC	[REDACTED]	02/28/23	08/08/23	1000763	02/11/20		02/11/45	WSJ + 1.25%	$37,032	SBA 7a RE	$4,545,000	$4,349,762	$0	($3,408,750)	($3,262,322)	$1,136,250	$1,087,441		$869,952	9.25%	04/01/23	5%, 3%, 1%	UTD	Never	UTD	$3,408	75%	[REDACTED]	Yes													09/07/23	02/07/20		no record found	NOTES:	FF&E	$325	N/A	Assignment of Life Ins.	$2,000	N/A	Blanket UCC							Motel / Hotel 1st DT	[REDACTED]	12/12/19	$5,490	02/12/20	$4,545	02/12/20	$4,545	$4,545	79%
Subject is an SBA 7(a) loan to purchase an existing 109 room, franchised hotel (dba) [REDACTED].  Proceeds were used  to purchase the property, provide working capital and pay closing costs. The project costs was 5,554,128 with Borrower cash injection 1,009,128 (18.2%) which came from verified personal resources.  Subject property appraised for 5,490M as of 12/12/19, for a current LTV 79%.  Subject is further secured by a  UCC filing in 1st position and an Assignment of Life Insurance. Borrower was formed to hold the subject property, and is owned 85% by [REDACTED], guarantor and 15% by [REDACTED]. Guarantor has several years of successful hospitality management and is General Manager of the subject property for the past year.  Historic cash flow has been positive with borrower projected  DSCR of 2.76x.  Rationale for approval is well documented, and the loan appears to be underwritten to SOP standards.
																																																																																																											UTL UCC Post Search not in file UTL CAVIRS - Bank states the SBA runs them on thier behalf UTL SAMS Search. Bank states the SBA runs them on thier behalf UTL - Hazard Insurance - from back	4228067006	05/11/20	$4,545,000	75%	02/11/20	7073713	90 days from approval	02/13/20	pay.gov	UTD	UTD-A current loan history was not provided.		UTD	Yes		Yes		Yes		$4,400,000	$20,000							$125,000	Projections	18.2%	N/A	4.15	2.76	1.25	X	X				X	X				X	X				X	X				X	X				X	X				X		X		UTL CAVIRS - Bank states the SBA runs them on thier behalf	X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.	X	X				X	X				X	X				X		X			X	X			Phase 1 dated 01/27/20 in file.		X	X				X		X		UTL - Hazard Insurance	X	X				X	X				X	X							X		X	X							X					X		X	X				X		X		UCC Post Search was not in file.				X		X	X				X		X		UTL SAMS Search - Bank states the SBA runs them on thier behalf	X	X				X	X				X		X		UCC Post Search not in file		X	X			No updated financials in file. Bank is only required to make a reasonable effort to obtain.				X	No updated financial in file.	X		X		Insurance not in file	X		X		UCC Post Search not in file.
Falcon Bridge Capital, LLC	Millennium Bank	[REDACTED]	Beauty Salon Franchisees	Multiple Entities	[REDACTED]	02/28/23	08/09/23	1000975	09/30/21		09/30/31	WSJ +1.75%	$12,051	SBA 7a UCC	$956,200	$870,945	$0	($860,580)	($783,850)	$95,620	$87,094		$43,547	9.75%	04/01/23	5%, 3%, 1%	UTD	Never	UTD		90%	[REDACTED]	No	[REDACTED]	No	[REDACTED]	Yes	[REDACTED]	No							09/29/21	09/07/23	n/a	Yes	NOTES:	Blanket UCC														[REDACTED]
Subject loan for 956,200 was to allow 3 co-borrowers to purchase 3 "[REDACTED]" beauty salon franchises in the [REDACTED] area. Three co-borrowers are [REDACTED], [REDACTED] and [REDACTED], all of which are [REDACTED] franchisees. There are three individual guarantors, who made an equity injection of 175M or 15% towards the purchase price of 1,125M. (There is a limited guaranty from one spouse, limited to the 2nd D/T on their personal residence which was subsequently released by SBA). Business appraised for 1,222M. Subject is secured by a 1st position UCC filing. The  credit presentation demonstrated sound underwriting practices. Repayment and collateral position are well supported, with one exception. The credit presentation allowed a 75% advance rate against the business valuation, whereas the SOP does not support advance rates against goodwill/intangible assets. Guarantors have multiple liens on their personal residences, therefore all available collateral appears to have been taken. SBA credit / SOP guidelines appear to be in compliance.
																																																																																																											UTL CAVIRS - Bank states the SBA runs them on thier behalf UTL SAMS Search. Bank states the SBA runs them on thier behalf Collateral analysis includes 75% advance against business valuation/goodwill, not supported by SOP.	1832209104	09/27/21	$956,200	90%	09/30/21	7073713	n/a	no fee	Non delegated	$598,044	UTD-A current loan history was not provided.			x		x	x										$956,200		Projections	15%	0.00	3.60	2.09	2.00	X	X				X	X				X	X				X	X				X	X				X	X				X		X		UTL CAVIRS - Bank states the SBA runs them on thier behalf	X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X							X		X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.	X	X				X		X		Lender used a 75% advance rate against business valuation. This is not included in SOP. Available equity in guarantors residences were analyzed.				X					X					X			X	X				X	X				X	X				X	X							X					X		X	X							X					X		X	X				X	X							X		X					X		X		UTL SAMS Search - Bank states the SBA runs them on thier behalf				X		X	X				X	X					X	X			No updated financials in file. Bank is only required to make a reasonable effort to obtain.	X	X				X	X				X	X
Falcon Bridge Capital, LLC	Millennium Bank	[REDACTED]	Beauty Salon Franchisee	LLC	[REDACTED]	02/28/23	08/09/23	1000973	09/30/21		09/30/31	WSJ +1.75%	$12,693	SBA 7a UCC	$1,007,200	$917,393	$0	($906,480)	($825,654)	$100,720	$91,739		$45,870	9.75%	04/01/23	5%, 3%, 1%	UTD	Never	UTD		90%	[REDACTED]	No	[REDACTED]	No											08/01/20	09/15/21	n/a	Yes	NOTES:	Blanket UCC														[REDACTED]
Subject loan for 1,007,000 was to allow borrower to purchase an "[REDACTED]" beauty salon franchise in [REDACTED]. Borrower [REDACTED] is an [REDACTED] franchisee. There is one individual guarantor (with a limited guaranty from his spouse, limited to the 2nd D/T on their personal residence and subsequently modified and approved by SBA), who made an equity injection of 182M or 15% towards the purchase price of 1,185M. Business appraised for 1,418M. Subject is secured by a 1st position UCC filing. The  credit presentation demonstrated sound underwriting practices, with one exception.  The SBA loan authorization and Business Loan Agreement each have listed only one guarantor. Repayment and collateral position are well supported, with one exception. The credit presentation allowed a 75% advance rate against the business valuation, whereas the SOP does not support advance rates against goodwill/intangible assets. Guarantor has multiple liens on his personal residence, therefore all available collateral appears to have been taken. SBA credit / SOP guidelines appear to be in compliance.
																																																																																																											UTL CAVIRS - Bank states the SBA runs them on thier behalf UTL SAMS Search. Bank states the SBA runs them on thier behalf Collateral analysis includes 75% advance against business valuation/goodwill, not supported by SOP. SBA Franchise Agreement is on file, however the section of Franchisee and Franchisor is blank	1814949110	09/26/21	$1,007,200	90%	09/30/21	7073713	n/a	no fee	Non Delegated Processing	$598,044	UTD-A current loan history was not provided.		UTD	X		X	X										$1,007,200		Projections	15%	0.00	5.66	2.40		X	X				X	X				X	X				X	X				X	X				X	X				X		X		UTL CAVIRS - Bank states the SBA runs them on thier behalf	X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X							X		X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.	X	X				X		X		Lender used a 75% advance rate against business valuation. This is not included in SOP. Available equity in guarantors residences were analyzed.				X					X					X			X	X				X	X				X	X				X	X							X					X		X	X							X					X		X	X				X	X							X		X	X				X		X		UTL SAMS Search - Bank states the SBA runs them on thier behalf				X		X	X				X	X					X	X			No updated financials in file. Bank is only required to make a reasonable effort to obtain.	X	X				X	X				X	X
Falcon Bridge Capital, LLC	Millennium Bank	[REDACTED]	Hotel / Motel Operations	LLC	[REDACTED]	02/28/23	08/08/23	1000940	09/02/21		09/02/46	WSJ +1.75%	$40,410	SBA 7a RE	$4,767,500	$4,663,908	$0	($3,749,639)	($3,668,164)	$1,017,861	$995,744		$762,549	9.75%	04/01/23	5%, 3%, 1%	UTD	Never	UTD	$3,749	79%	[REDACTED]	Yes	[REDACTED]	Yes											08/27/21	09/02/21		Yes	NOTES:	Blanket UCC	$450	N/A	Assignment of Life Ins.	$2,000	N/A								Motel / Hotel 1st DT	[REDACTED]	05/19/21	$7,000	09/21/21	$4,768	09/21/21	$4,768	$4,768	67%
Subject is an SBA 7(a) loan to purchase an existing 46 room, franchised hotel (dba) [REDACTED], located in [REDACTED].  Proceeds were used  to purchase the property, finance improvements and provide working capital. The project costs was 5,729,950 with Borrower cash injection 962,450 (16.8%) which came from verified personal resources and family gifts.  Subject property appraised for 7,000M as of 05/19/21, for a current LTV 67%.  Subject is further secured by a  UCC filing in 1st position and an Assignment of Life Insurance. Borrower was formed to hold the subject property, and is owned 100% by [REDACTED], guarantor.   Guarantor has several years of successful hospitality management.  Historic cash flow has been positive with borrower projected  DSCR of 1.75x.  Rationale for approval is well documented, and the loan appears to be underwritten to SOP standards.
																																																																																																											UTL CAVIRS - Bank states the SBA runs them on thier behalf UTL SAMS Search. Bank states the SBA runs them on thier behalf Loan Auth required cash injection of 1,112,450 while Credit Approval required 962,450	1506009108	08/26/21	$4,767,500	78.65%	09/02/21	7073713	90 days from approval	07/29/21	pay.gov	Unknown	UTD-A current loan history was not provided.			Yes		Yes		Yes		$4,145,000	$22,500			$600,000					Projection	16.8%	N/A	4.44	1.75	1.97	X	X			Form 1920 is on file and certified by Lender	X	X				X	X				X	X				X		X		Franchise agreement is not found in the loan file.	X	X				X		X		UTL CAVIRS - Bank states the SBA runs them on thier behalf	X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X				X		X			X	X			Phase 1 dated 05/23/21 in file.		X		X		Loan Authorization required cash injection of 1,112,450 while Credit Approval required 962,450	X	X				X	X				X	X				X	X							X		X	X							X					X		X	X				X	X							X		X	X				X		X		UTL SAMS Search - Bank states the SBA runs them on thier behalf	X	X				X	X				X	X						X			No updated financials in file. Bank is only required to make a reasonable effort to obtain.		X								UTD	X	X
Falcon Bridge Capital, LLC	Millennium Bank	[REDACTED]	Hotel / Motel Operations	LLC	[REDACTED]	02/28/23	08/08/23	1000794	08/10/20		08/10/45	WSJ +1.75%	$19,682	SBA 7a RE	$2,450,000	$2,240,518	$0	($1,837,500)	($1,680,388)	$612,500	$560,129		$448,104	9.75%	04/01/23	5%, 3%, 1%	UTD	Never	UTD	$1,837	75%	[REDACTED]	Yes													07/01/20	07/10/20		Yes	NOTES:	Blanket UCC	$190	N/A											Motel / Hotel 1st DT	[REDACTED]	02/11/20	$3,125	09/01/20	$2,450	09/01/20	$2,450	$2,450	72%
Subject is an SBA 7(a) loan to purchase an existing 61 room, franchised hotel (dba) [REDACTED] and suites located in [REDACTED].  Proceeds were used  to purchase the property, provide working capital and pay soft costs. The project costs was 2,974,500 with Borrower cash injection 524,500 (17.6%) which came from verified personal resources.  Subject property appraised for 3,125M as of 02/11/20, for a current LTV 72%.  Subject is further secured by a  UCC filing in 1st position. Borrower was formed to hold the subject property, and is owned 85% by [REDACTED], guarantor and 15% by [REDACTED]. Guarantor has several years of successful hospitality management and has worked at the subject property for 1 year.  Historic cash flow has been positive with borrower projected  DSCR of 1.55x.  Rationale for approval is well documented, and the loan appears to be underwritten to SOP standards.
																																																																																																											UTL CAVIRS - Bank states the SBA runs them on thier behalf UTL SAMS Search. Bank states the SBA runs them on thier behalf UTL - Franchise Agreement not in file	4861437408	05/11/20	$2,450,000	75%	08/10/20	7073713	90 days from approval	08/21/21	pay.gov	Unknown	UTD-A current loan history was not provided.			Yes		Yes		Yes		$2,358,000	$25,000							$66,406	Projections	17.6%	N/A	3.30	1.55	2.13	X	X			Form 1920 is on file and certified by Lender	X	X				X	X				X	X				X		X		Franchise agreement is not in file.	X	X				X		X		UTL CAVIRS - Bank states the SBA runs them on thier behalf	X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.	X	X				X	X				X	X				X		X			X	X			Phase 1 dated 02/19/20 in file.		X	X				X	X				X	X							X					X					X		X	X							X					X		X	X				X	X							X		X	X				X		X		UTL SAMS Search - Bank states the SBA runs them on thier behalf	X	X				X	X				X	X								X	No updated financials in file. Bank is only required to make a reasonable effort to obtain.		X				X	X				X	X
Falcon Bridge Capital, LLC	Millennium Bank	[REDACTED]	Hotel / Motel Operations	LLC	[REDACTED]	02/28/23	08/08/23	1000829	09/23/20		09/23/45	WSJ + 1.50%	$41,113	SBA 7a RE	$5,000,000	$4,775,228	$0	($3,750,000)	($3,581,421)	$1,250,000	$1,193,807		$955,046	9.50%	04/01/23	5%, 3%, 1%	UTD	30 Days	UTD			[REDACTED]	Yes													11/17/20	12/01/21	n/a	No	NOTES: TCF National Bank and the SBA are senior to borrower.	Blanket UCC (per appraisal)	$1,645		Assignment of Life Ins.	$1,500									Motel / Hotel 1st DT	[REDACTED]	07/08/20	$9,180	10/09/20	$5,000	UTL	$5,000	$5,000	52%
Subject is an SBA 7(a) loan for 5MM to purchase 95% of the stock from a family member and refinance an existing mortgage on a 198 room [REDACTED] branded hotel in [REDACTED]. Subject is secured by a 1st D/T on the property. LTV at loan origination was 54%, presently 52%. There is one guarantor, [REDACTED], whose equity injection was 1,367M or 21.47% of the total project of 6,367M. DSCR per projections for the 1st year was 3.81x.  The  credit presentation demonstrated sound underwriting practices. Repayment and collateral position are well supported. SBA credit / SOP guidelines appear to be in compliance.
																																																																																																											UTL evidence of equity injection through bank statements UTL CAVIRS - Bank states the SBA runs them on their behalf UTL SAMS Search. Bank states the SBA runs them on thier behalf UTL Flood Determination for property at [REDACTED] UTL Tax transcripts for last 3 years for borrower Lender not in 1st position per UCC search, TCF National Bank is in 1st, SBA in 2nd.	7738368209	09/01/20	$5,000,000	75%	09/23/20	7073713	12/01/20	09/30/20	Non Delegated	n/a	UTD-A current loan history was not provided.		X	X		X		X			$21,875				$4,840,000			$138,125	Projection	21%	0.00	10.30	2.08	2.18	X	X				X	X				X	X				X	X				X	X				X	X				X		X		UTL CAVIRS - Bank states the SBA runs them on thier behalf	X	X							X		X	X				X	X				X	X				X	X							X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X		X		Bank statements in support of equity injection not in loan file	X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.	X	X				X	X				X	X				X		X			X	X					X	X				X	X				X	X				X	X				X	X							X		X	X							X					X		X	X				X		X		Lender not in 1st position per UCC search				X		X	X				X		X		UTL SAMS Search - Bank states the SBA runs them on thier behalf	X	X				X	X				X		X		Lender not in 1st position per UCC search		X	X				X	X				X	X				X		X		Lender not in 1st position per UCC search
Falcon Bridge Capital, LLC	Mission Valley Bank	[REDACTED]	Hotel / Motel Operations	C Corp	[REDACTED]	02/28/23	08/07/23	UNK	06/13/22		06/14/47	WSJ +1.50%	$44,941	SBA 7a RE	$5,000,000	$4,937,578	$0	($3,750,000)	($3,703,183)	$1,250,000	$1,234,394		$987,516	9.50%	07/01/23	UTD	UTD	90 Days	UTD	$3,750	75%	[REDACTED]	Yes													06/10/22	UTL		UTD	NOTES:	FF&E	$140	N/A	Blanket UCC										Motel / Hotel 1st DT	[REDACTED]	04/26/22	$8,700	06/21/22	$6,800	06/21/22	$6,800	$5,000		$1,800	77%
Subject is an SBA 7(a) loan to purchase an existing 46 room, franchised hotel (dba) [REDACTED] located in [REDACTED].  Proceeds were used  to purchase the property. The purchase price was 8,500M, with Borrower cash injection 1,700M (20%) which came from verified personal resources and family gifts. In addition, Mission Valley Bank has a pari passu loan and equal 1st D/T security position for 1,800M. Subject property appraised for 8,700M as of 05/09/22, for a current combined LTV 77%.  Subject is further secured by a shared UCC filing in 1st position. Borrower was formed to hold the subject property, and is owned 100% by [REDACTED], guarantor.   Guarantor has 14 years of successful hospitality management.  Historic cash flow has been positive with borrower projected  DSCR of 1.57x.  Rationale for approval is well documented, and the loan appears to be underwritten to SOP standards.
																																																																																																											UTL - IRS Tax transcripts for Borrower UTL - IRS Tax Transcripts for Guarantor. Bank Credit Approval Memo - not signed UTL Business credit report	4113899109	06/08/22	$5,000,000	75%	06/13/22	6647740	90 days from approval	06/15/22	pay.gov	Unknown	UTD-A current loan history was not provided.		UTD	Yes		Yes		Yes		$5,000,000									Projections	20%	N/A	3.60	1.57	UTL	X	X			Form 1920 is on file and certified by Lender	X	X				X	X				X	X				X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X		X		Credit report not in file	X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				n/a		X	X				X	X				X	X				X		X		Phase 1 dated 04/20/22 noted in Credit Approval, missing in file.		X	X				X	X				X	X							X					X					X		X		X		IRS Tax Transcripts not found in file for Borrower or Guarantor.				X					X		X	X				X	X							X		X	X				X	X				X	X				X	X				X	X					X		X		Bank has requested annual current financial information but borrower has not complied.	X		X		UTD-No updated financial information in file. Per SOP, Bank is required to request updated financial info., but cannot call a default if not received.	X		X		UTL Evidence that lender monitors insurance manually	X		X		No UCC- post searches in file
Falcon Bridge Capital, LLC	Mission Valley Bank	[REDACTED]	Hotel / Motel Operations	LLC	[REDACTED]	02/28/23	08/09/23	UNK	07/25/22		07/27/47	WSJ +1.25%	$29,890	SBA 7a RE	$3,386,100	$3,351,371	$0	($2,539,575)	($2,513,528)	$846,525	$837,843		$670,274	9.25%	07/01/23	UTD	UTD	90 Days	UTD		75%	[REDACTED]	Yes													07/19/22	UTL	UTD	UTL	NOTES:	Fixtures UCC	$110	84%	Blanket UCC			Assignment of Life Ins.	$100						Motel / Hotel 1st DT	[REDACTED]	07/26/22	$4,000	07/28/22	$3,386	07/28/22	$3,386	$3,351	84%
The SBA 7a loan is for the purchase of a [REDACTED] motel located at [REDACTED].  The purchase price is $3.85MM with the borrower providing a 15% injection towards the purchase.  The borrowing entity is newly formed and owned by [REDACTED].  [REDACTED] has experience in owning and operating hotel properties.  The subject motel was constructed in 1994 and has 60 guest rooms.  The motel went through a significant renovation (PIP) in 2018.  The loan is secured by a 1st T/D and a UCC filing on the motel.  Additionally an Assignment of life insurance of $100M is taken on [REDACTED].  An appraisal valued the motel property at $4,000M providing a 84% LTV based on the current loan balance.  The Bank utilized the historical tax return information from the seller to estimate the DSCR at 1.4x.  Despite the missing items shown above, the loan appears to be in compliance with SBA guidelines.
																																																																																																											None	4185369102	07/18/22	$3,386,100	75%	UTD	6647740	10/18/22	07/26/22	Pay.gov	UTD	UTD-A current loan history was not provided.		UTD			Yes		Yes		$3,282,500								$103,600	2021	15%	0.00	5.50	1.40	UTD	X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X							X		X	X				X	X							X					X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X							X	New entity	X	X				X	X			Gift funds	X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X							X		X	X							X					X		X	X				X	X							X		X	X				X	X				X	X				X	X				X	X					X		X		Bank has requested annual current financial information but borrower has not complied.	X		X		UTD-No updated financial information in file. Per SOP, Bank is required to request updated financial info., but cannot call a default if not received.	X	X				X		X		UTD, UCC post search not in file.
Falcon Bridge Capital, LLC	Mission Valley Bank	[REDACTED]	Real Estate Holding & Law Practice	LLC	[REDACTED]	02/28/23	08/09/23	UNK	01/14/22		01/18/47	WSJ +1.00%	$34,018	SBA 7a RE	$3,952,500	$3,868,198	$0	($2,964,375)	($2,901,149)	$988,125	$967,050		$773,640	9.00%	07/01/23	UTD	UTD	90 Days	UTD		75%	[REDACTED]	01/14/22	[REDACTED]	01/14/22															NOTES:														Office Bldg. 1st DT	[REDACTED]	11/18/21	$4,650	01/19/22	$3,952	01/19/22	$3,952
Originated in 1/22 for 3,952M to purchase an OO office building in [REDACTED]. The purchase price was 4,650M - 85% LTPP. Borrower cash injection was 829M. Terms are P&I over 25-years. [REDACTED] is a newly established EPC to hold the subject property. There are two OCs known as [REDACTED] and [REDACTED]. All three entities are co-borrowers and are wholly owned by the guarantor. Both OCs were established in 2016 and will occupy 100% of the subject property. [REDACTED] is the main attorney operation and [REDACTED] is a pass-through entity as the marketing arm for the law firm. The firm practices commercial litigation, legal malpractice, intellectual property litigation, employment litigation, catastrophic injury, and elder abuse. Guarantor, [REDACTED], has practiced law for 17 years. Collateral is a 1st TD on the subject property which provided an 85% LTV at origination (83% LTV presently). Repayment is established from historical operations with a 2020 DSC of 4.97 (3.68 with current P&I) and a YTD 11/21 DSC of 4.39 (3.22 with current P&I). The loan appears to meet all SBA eligibility requirements; however, multiple exceptions to documentation are noted above.
																																																																																																											UTL Evidence of Hazard Insurance (insurance in file expired 1/14/23) Lease Agreements in file are unsigned.	3018589107	01/11/22	$3,952,500	75%	11/18/21	UTD	04/11/22	01/14/22	pay.gov	$0	UTD-A current loan history was not provided.	Yes	UTD					Yes		$3,952,500									2020	16%	3.10	3.50	4.97	not presented	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X				X		X		Ownership yes. Lease Agreement between EPC/Ocs are not signed	X	X				X	X							X					X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance other than noted exceptions.				X		X	X				X	X				X	X				X	X					X	X				X		X		UTL	X	X							X					X					X		X	X							X					X		X	X				X	X							X		X	X				X	X				X	X				X	X				X	X					X	X				X	X				X		X		UTL insurance, expired 1/14/23	X	X
Falcon Bridge Capital, LLC	Mission Valley Bank	[REDACTED]	Auto Parts Manufacturing & Distribution	LLC	[REDACTED]	02/28/23	08/09/23	UNK	12/08/21		12/31/46	WSJ +2.0%	$46,923	SBA 7a RE	$5,000,000	$4,937,885	$0	($3,750,000)	($3,703,414)	$1,250,000	$1,234,471		$987,577	10.00%	07/01/23	UTD	UTD	90 Days	UTD		75%	[REDACTED]	12/07/21	[REDACTED]	12/07/21	[REDACTED]	12/08/21	[REDACTED]	12/15/21	[REDACTED]						12/08/21	02/23/22		Yes	NOTES:	Blanket UCC-1	UTL Equip Appraisal												Industrial Bldg 1st DT	[REDACTED]	07/20/21	$3,000	01/04/22	$5,000	01/04/22	$5,000							SFR 2nd DT	[REDACTED]	08/17/21	$490	02/11/22	$121	03/07/22	$5,000	$369						SFR 2nd DT	[REDACTED]	08/10/21	$532	01/12/22	$5,000	01/12/22	$5,000	$269
Originated in 1/22 for 5,000M to purchase an established auto parts manufacturing and distribution business and related CRE housing the company in [REDACTED] and provide working capital 250M. Terms are P&I fully amortized over 25-years. The purchase price was 5,800M that included 3,000M for the real estate and 2,800M for the business - 86% LTPP. Borrower cash injection is 739M and there are two seller-carry notes totaling 936M that will be placed on partial standby and secured by junior TDs on the subject property. The seller-carry loans are amortized over 10-years at 7.00% due in 5-years. The company was established in 1991 and provides a comprehensive line of aftermarket air suspension components and assemblies for automobiles, trucks, trailers, and other vehicles. Sales are primarily through online merchandizing channels such as Ebay, Amazon, Walmart, and the company's own website. Borrower is owned 75% by the two guarantors (one through a trust which also guarantees this loan). The remaining ownership is spread amongst multiple individuals with less than 20% interests. The primary principals have experience in a similar industry as well as a finance and accounting background. The subject property will be 100% OO. Collateral is a 1st TD on the subject property, a priority blanket UCC filing on business assets, and junior TDs on three SFR properties. The CLTV for all four real estate properties is 134% and all available collateral is taken. Repayment is based on the historical cash flow of the business with a 2020 DSC 1.93 (1.68 with current P&I payments). The loan appears to meet all SBA eligibility requirements.
																																																																																																											UTL Environmental Questionnaire UTL Evidence of Hazard Insurance at COE and currently. Evidence provided in follow-up file expired 12/10/22 UTL Guarantee for [REDACTED], as required in the CAR.	1749929107	09/21/21	$5,000,000	75%	01/04/22	UTD	12/22/21	Waived (CARES Act)	Waived (CARES Act)	$0	UTD-A current loan history was not provided.	No	UTD	Yes				Yes		$3,000,000	$248,000						$1,733,000	$19,000	2020	11%	5.50	-2.80	1.93	not provided	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance other than note exceptions.	X	X				X	X				X	X				X		X		UTL	X	X					X	X				X		X		UTL Evidence of Hazard Insurance. - Evidence provided in follow-up folder expired 12/10/22	X	X				X	X				X	X							X		X	X				X	X							X		X	X				X	X							X		X	X				X	X							X	Waived (CARES Act) - Note, the loan appears to have funded after the 90-day deadline from the date of the SBA Authorization but no fee was due.	X	X				X	X					X	X				X	X				X		X		UTL - Evidence provided in follow-up folder expired 12/10/22	X	X
Falcon Bridge Capital, LLC	Mission Valley Bank	[REDACTED]	Restaurant & Bar	New	[REDACTED]	02/28/23	08/09/23	UNK	09/24/21		09/28/31	WSJ +2.75%	$17,005	SBA 7a UCC	$1,249,200	$1,104,948	$0	($1,124,280)	($994,453)	$124,920	$110,495		$55,247	10.75%	07/01/23	UTD	UTD	90 Days	UTD		90%	[REDACTED]	09/24/21																	NOTES:	Blanket UCC													SFR 2nd DT	[REDACTED]	08/20/21	$900	10/18/21	$1,429	10/18/21	$1,249	$650						SFR 1st DT	[REDACTED]	09/03/21	$295	10/18/21	$1,249	10/18/21	$1,249
Originated in 9/21 for 1,249M to purchase a restaurant known as [REDACTED] in [REDACTED] and provide 50M working capital and inventory. The purchase price was 1,500M - 83% LTPP. Borrower cash injection was 312M. [REDACTED] was established in 1938 and is a French restaurant, bar, and bakery located in the heart of [REDACTED]. The restaurant is considered a [REDACTED] institution. [REDACTED] is a newly established entity to own and operate the restaurant and is 70% owned by the guarantor, [REDACTED]. The other two owners hold less than 20%. [REDACTED] has owned and operated restaurants and also has ownership in three home health care companies. The primary operator of the subject business is minority owner, [REDACTED], who has extensive restaurant experience as does the other minority owner. Collateral is a priority blanket UCC filing, a 2nd TD on the guarantor's primary residence in [REDACTED], and a 1st TD on an SFR rental property in [REDACTED]. The real estate provides 545M undiscounted net available equity, and all available collateral has been taken. Underwriting provides a cash flow analysis from historical P&Ls for 2018 - YTD 4/21, the borrower's proforma, and the Bank's adjusted proforma. It is noted that historical P&Ls provide for no salaries and wages for 2019, 2021, and for borrower's proforma, which is unrealistic given the nature of operations and level of gross sales. Bank's adjusted proforma reduces net profit to 4.5% of gross sales (in line w/ industry averages) which in effect increases expenses by 635M, and that allocates wages and salaries at 22% of gross sales which may be adequate to support operations. The CAR lacks any discussion related to salaries and wages in seller's P&Ls and Bank's adjusted proforma. Reviewer considers this an oversight in underwriting but repayment based on Bank's adjusted proforma provides a 2.02 DSC at origination (1.81 DSC at current P&I payments) which supports SBA 7(a) financing. The loan appears to meet all SBA eligibility requirements.
																																																																																																											None	1567529104	09/03/21	$1,249,200	90%	10/18/21	UTD	12/02/21	Waived (CARES Act)	Waived (CARES Act)	$0	UTD-A current loan history was not provided.		UTD	Yes				Yes			$50,000						$1,187,695	$11,505	Proforma	20%	0.60	-1.10	2.02	not noted	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X			See below comments.	X	X				X	X				X	X				X	X				X	X
Underwriting provides a cash flow analysis from historical P&Ls for 2018 - YTD 4/21, the borrower's proforma, and the Bank's adjusted proforma. It is noted that historical P&Ls provide for no salaries and wages for 2019, 2021, and for borrower's proforma, which is unrealistic given the nature of operations and level of gross sales. Bank's adjusted proforma reduces net profit to 4.5% of gross sales (in line w/ industry averages) which in effect increases expenses by 635M, and that would provide for wages and salaries at 22% of gross sales which may be adequate to support operations. The CAR lacks any discussion related to salaries and wages in seller's P&Ls and Bank's adjusted proforma and concludes a DSC of 2.02. Reviewer considers this an oversight in underwriting but repayment based on Bank's adjusted proforma supports SBA 7(a) financing. Otherwise, the collateral position is well supported, and SBA guidelines appear to be in compliance other than noted exceptions.
																																																																																																																																																																																																																																																																													X	X				X	X				X	X							X					X			X	X				X	X				X	X				X	X				X								X		X	X			Exceptions noted and addressed by Bank.				X					X		X	X				X	X							X		X	X				X	X							X	Waived (CARES Act).	X	X				X		X		Unknown - UTL UCC.		X		X		Bank has requested annual current financial information but borrower has not complied.	X		X		UTD-No updated financial information in file. Per SOP, Bank is required to request updated financial info., but cannot call a default if not received.	X		X		UTD	X		X		UTL UCC
Falcon Bridge Capital, LLC	Mission Valley Bank	[REDACTED]	Hotel / Motel Operations	LLC	[REDACTED]	02/28/23	08/09/23	UNK	12/08/21		12/09/46	WSJ +1.25%	$43,769	SBA 7a RE	$5,000,000	$4,876,230	$0	($3,750,000)	($3,657,173)	$1,250,000	$1,219,058		$975,246	9.25%	07/01/23	UTD	UTD	90 Days	UTD	$3,750	75%	[REDACTED]	Yes													01/19/22	UTL		UTD	NOTES:	FF&E	$150		Blanket UCC										Motel / Hotel 1st DT	[REDACTED]	10/11/21	$9,200	12/13/21	$6,841	12/13/21	$6,841	$5,000		$1,841	73%
Subject is an SBA 7(a) loan to purchase an existing 102 room, franchised hotel (dba) [REDACTED], located in [REDACTED].  Proceeds were used  to purchase the property. Total project costs were 9,016M, with Borrower cash injection 2,175M (24%) which came from verified personal resources and 1031 Exchange funds. In addition, Mission Valley Bank has a pari passu loan and equal 1st D/T security position for 1,841,000. Subject property appraised for 9,200M as of 10/11/21, for a current combined LTV 73%.  Subject is further secured by a shared UCC filing in 1st position. Borrower was formed to hold the subject property, and is owned 37% by [REDACTED], guarantor (5 additional minority owners).   Guarantor has over 20 years of successful hospitality management and provides on-site property management.  Historic cash flow has been positive with borrower projected  DSCR of 2.44x.  Rationale for approval is well documented, and the loan appears to be underwritten to SOP standards.
																																																																																																											UTL - Franchise Agreement UTL - IRS Tax transcripts for Borrower UTL - IRS Tax Transcripts for Guarantor. UTL - Business credit report	2584999101	11/29/21	$5,000,000	75%	12/08/21	6647740	90 days from approval	12/10/21	pay.gov	Unknown	UTD-A current loan history was not provided.		UTD	Yes		Yes		Yes		$5,000,000									Projections	24%	N/A	2.90	2.44	2.44	X	X			Form 1920 is on file and certified by Lender	X	X				X	X				X	X				X		X		Franchise agreement is not found in the loan file.	X	X				X	X				X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X		X		Credit report not in file	X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X				X	X				X	X					X	X				X	X				X	X							X					X					X		X		X		IRS Tax Transcripts not found in file for Borrower or Guarantor.				X					X		X	X				X	X							X		X	X				X	X				X	X				X	X				X	X					X		X		Bank has requested annual current financial information but borrower has not complied.	X		X		UTD-No updated financial information in file. Per SOP, Bank is required to request updated financial info., but cannot call a default if not received.	X		X		UTD	X		X		No UCC- post searches in file
Falcon Bridge Capital, LLC	Mission Valley Bank	[REDACTED]	Hotel / Motel Operations	LLC	[REDACTED]	02/28/23	08/09/23	UNK	04/11/22		04/13/47	WSJ +1.25%	$43,966	SBA 7a RE	$5,000,000	$4,916,393	$0	($3,750,000)	($3,687,295)	$1,250,000	$1,229,098		$983,279	9.25%	07/01/23	UTD	UTD	90 Days	UTD	$3,750	75%	[REDACTED]	Yes	[REDACTED]	Yes											04/08/22				NOTES:	FF&E	$50		Blanket UCC										Motel / Hotel 1st DT	[REDACTED]	03/01/22	$9,100	04/20/22	$7,257	04/20/22	$7,257	$5,000		$2,257	78%
Subject is an SBA 7(a) loan to purchase an existing 127 room, franchised hotel (dba) [REDACTED], located in [REDACTED].  Proceeds were used  to purchase the property. The purchase price was 9,071,500, with Borrower cash injection 1,998,300 (22%) which came from verified personal resources and family gifts. In addition, Mission Valley Bank has a pari passu loan and equal 1st D/T security position for 2,257,200. Subject property appraised for 9,100M as of 05/09/22, for a current combined LTV 78%.  Subject is further secured by a shared UCC filing in 1st position. Borrower was formed to hold the subject property, and is owned 99% by [REDACTED], guarantor.   Guarantor has 7 years of successful hospitality management and will provide on-site management.  Historic cash flow has been positive with borrower projected  DSCR of 1.59x.  Rationale for approval is well documented, and the loan appears to be underwritten to SOP standards.
																																																																																																											UTL - IRS Tax transcripts for Borrower UTL - IRS Tax Transcripts for Guarantor. UTL - Business credit report Bank Credit Approval Memo - not signed	3793759100	04/06/22	$5,000,000	75%	04/11/22	6647740	90 days from approval	04/14/22	pay.gov	Unknown	UTD-A current loan history was not provided.		UTD	Yes		Yes		Yes		$5,000,000									Projections	22%	N/A	3.90	1.59	1.81	X	X			Form 1920 is on file and certified by Lender	X	X				X	X				X	X				X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X		X		Credit Reports not in file	X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X				X	X				X		X		Phase 1 dated 02/24/22 noted in Credit Approval, missing in file.		X	X				X	X				X	X							X					X					X		X		X		IRS Tax Transcripts not found in file for Borrower or Guarantor.				X					X		X	X				X	X							X		X	X				X	X				X	X				X	X				X	X					X		X		Bank has requested annual current financial information but borrower has not complied.	X		X		UTD-No updated financial information in file. Per SOP, Bank is required to request updated financial info., but cannot call a default if not received.	X		X		UTD Evidence that lender monitors insurance manually	X		X		No UCC- post searches in file. No final Title Policy in file.
Falcon Bridge Capital, LLC	Mission Valley Bank	[REDACTED]	Gas Station / C Store operators	LLC	[REDACTED]	02/28/23	08/09/23	UNK	03/29/22		03/31/47	WSJ +1.50%	$28,503	SBA 7a RE	$3,175,000	$3,123,416	$0	($2,381,250)	($2,342,562)	$793,750	$780,854		$624,683	9.50%	07/01/23	UTD	UTD	90 Days	UTD		75%	[REDACTED]	Yes	[REDACTED]	Yes											03/28/22	UTL		UTD	NOTES:	A/R and Inventory UCC	$80	N/A	Equipment UCC	$50	N/A	Assignment of Life Ins.	$700	N/A					Gas Station and/or C Store 1st DT	[REDACTED]		$2,510	04/01/22	$3,175	04/01/22	$3,175	$3,175	124%				109%	SFR 3rd DT	[REDACTED]	02/06/22	$1,350	04/01/22	$597	0/01/22		$401		$350		$3,175	109%
Subject is an SBA 7(a) loan to purchase a franchised, [REDACTED] station and C-Store (dba) [REDACTED] located in [REDACTED].   Proceeds went to purchase RE / Business.  Total project cost was 3,700M with 10% cash injection from Borrower and a seller note for 150M on full standby.  Subject property is secured by a 1st D/T on the property, which appraised for 2,510M as of 08/17/20 and a third D/T on Guarantors' primary residence also located in [REDACTED] which was appraised for 1,350M as of 02/06/22. Combined LTV is 109% and Bank has taken all available collateral as per SBA requirements. Subject is further secured by a first UCC filing on equipment and a second UCC filing on A/R and Inventory behind [REDACTED].  Assignment of Life Insurance for 700M was required from on the Guarantor. Borrower was formed to hold the subject property, and is owned 100% by Mr. and Mrs. [REDACTED], guarantors. The structure is EPC/OC, with borrower [REDACTED] as the EPC, and [REDACTED], as the operating company. [REDACTED] has been the GM for this property since 2015.  The subject property has positive cash flow. Borrower has projected DSCR of 1.55x. Rationale for approval is well documented, and the loan appears to be underwritten to SOP standards.
																																																																																																											UTL - UCC Post search UTL - IRS Tax transcripts for Guarantor Bank Credit Approval Memo - not signed	3531369101	03/09/22	$3,175,000	75%	03/29/22	6647740	90 days from approval	03/30/22	pay.gov	Unknown	UTD-A current loan history was not provided.	Yes	UTD	Yes		Yes		Yes		$1,945,000							$1,230,000		Projections	10%	N/A	3.60	1.55	1.55	X	X			Form 1920 is on file and certified by Lender	X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X				X	X				X	X					X	X				X	X				X	X							X					X					X		X		X		IRS Tax Transcripts not found in file for Guarantor.	X	X				X	X				X	X				X		X		Verification of UCC position is not in the loan file.				X		X	X				X	X				X	X				X	X				X	X					X		X		Bank has requested annual current financial information but borrower has not complied.	X		X		UTD-No updated financial information in file. Per SOP, Bank is required to request updated financial info., but cannot call a default if not received.	X		X		UTL Evidence that lender monitors insurance manually	X		X		No UCC- post searches in file
Falcon Bridge Capital, LLC	Mission Valley Bank	[REDACTED]	Hotel / Motel Operations	LLC	[REDACTED]	02/28/23	08/09/23	UNK	12/27/21		12/28/46	WSJ +1.25%	$36,797	SBA 7a RE	$4,196,000	$4,099,476	$0	($3,147,000)	($3,074,607)	$1,049,000	$1,024,869		$819,895	9.25%	07/01/23	UTD	UTD	90 Days	UTD		75%	[REDACTED]	No	[REDACTED]	No	[REDACTED]	No	[REDACTED]	No	[REDACTED]	No	[REDACTED]	No			12/28/21	UTL		UTD	NOTES:	FF&E	$230	N/A	Blanket UCC										Motel / Hotel 1st DT	[REDACTED]	11/04/21	$5,500	12/29/21	$4,196	12/29/21	$4,196	$4,196	75%
Subject is an SBA 7(a) loan to purchase an existing 109 room, franchised hotel (dba) [REDACTED] and [REDACTED], located in [REDACTED].  Reviewer has concluded that this is an incomplete file with missing executed documents and missing recorded documents.  Proceeds were used  to purchase the property and pay closing costs. Total project costs were 5,546M, with Borrower cash injection 1,350M (24%), no verifications in file. Subject property appraised for 5,500M as of 11/04/21, for a current LTV 75%. Borrower was formed to hold the subject property, and is owned 65% by [REDACTED] and 35% by [REDACTED].  Guarantors are members of both LLC's, (no guaranties in file).  Guarantor, [REDACTED] has 7 years of successful hospitality management and provides on-site property management at the subject property.  Historic cash flow has been positive with borrower projected  DSCR of 1.43x.  Rationale for approval is well documented, the loan was underwritten to SOP standards.
																																																																																																											UTL Business Credit Report UTL - IRS Tax transcripts for Borrower and Guarantors UTL equity injection verification UTL Environmental Questionnaire UTL Phase 1 UTL Verification of SBA fee payment. Gu aranty Fee is itemized on Form 1050, but proof of payment not in file. Bank's Credit Approval Memo is not signed	2830919106	UTL	$4,196,000	75%	12/27/21	6647740	90 days from approval	UTL	pay.gov	Unknown	UTD-A current loan history was not provided.		UTD	Yes		Yes		Yes		$4,050,000								$146,000	Projections	24%	N/A	3.20	1.43	1.43	X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X		X		Credit report not in file	X	X				X		X		Evidence of equity injection not in file	X	X								X		X	X				X	X				X		X		EQ not in file	X		X		Phase 1 dated 11/04/21 is noted in the Credit Approval, missing from file.		X	X				X	X				X	X							X					X					X		X		X		IRS Tax Transcripts not found in file for Borrower or Guarantor.				X					X		X	X				X	X							X		X	X				X	X				X		X		UTD	X	X				X		X		UCC post search not in file.		X		X		Bank has requested annual current financial information but borrower has not complied.	X		X		UTD-No updated financial information in file. Per SOP, Bank is required to request updated financial info., but cannot call a default if not received.	X		X		UTL Evidence that lender monitors insurance manually	X		X		No Final Title Policy or UCC- post searches in file
Falcon Bridge Capital, LLC	Mission Valley Bank	[REDACTED]	Restaurant Owner / Operator	S - Corp	[REDACTED]	02/28/23	08/10/23	UNK	03/03/22		09/22/31	WSJ +2.25%	$7,046	SBA 7a UCC	$501,000	$460,031	$0	($375,750)	($345,023)	$125,250	$115,008		$92,006	10.25%	07/01/23	UTD	UTD	90 Days	UTD		75%	[REDACTED]	Yes	[REDACTED]	Yes											03/22/22	03/25/22	n/a	Yes	NOTES:	Blanket UCC-1			Assignment of Life Ins.	$450									SFR 3rd DT	[REDACTED]	02/25/22	$775	03/22/22	$92	03/3/22, 03/22/22	$92	$458	59%	$152	79%	$92	91%
Subject is an SBA 7(a) loan for 501M to finance the purchase of an existing restaurant / sushi bar called '[REDACTED]" in [REDACTED]. The purchase price was 641M, with borrower injection of 120M down payment, or 19%. Subject is secured by a blanket UCC-1 filing, and a 3rd D/T on borrower's primary residence with a combined LTV of 91%. Bank acknowledges that loan is not fully secured, however all available collateral has been taken. Restaurant was profitable prior to acquisition with DSCR of 3.77x for 2021. Bank adjusted pro forma projects DSCR at 1.99x.  The  credit presentation demonstrated sound underwriting practices. Repayment and collateral position are well supported. SBA credit / SOP guidelines appear to be in compliance, with missing documentation as noted.
																																																																																																											UTL Business Credit Report	3420789106	02/23/22	$501,000	75%	03/22/22	6647740	05/23/22	03/03/22	PLP	$10,000	UTD-A current loan history was not provided.		UTD	X													$485,000	$16,000	Pro Forma	19%	0.00	-1.20	1.99	1.99	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X				X	X							X					X		X	X			UTL Lease equal to loan term for leased location	X	X				X	X					X	X				X	X				X	X				X	X				X		X		UTL Business Credit Reports	X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.	X	X				X	X				X	X							X					X			X	X				X	X				X	X				X	X				X	X				X	X				X	X							X					X		X	X				X	X							X		X	X				X	X				X	X				X	X				X	X					X	X				X	X				X	X				X	X
Falcon Bridge Capital, LLC	Mission Valley Bank	[REDACTED]	Wholesaler of Agricultural Products	Individual / Multiple Entities	[REDACTED]	02/28/23	08/10/23	UNK	09/28/21		09/30/47	WSJ +1.00%	$20,816	SBA 7a RE	$2,430,000	$2,357,646	$0	($1,620,810)	($1,572,550)	$809,190	$785,096		$667,214	9.00%	07/01/23	UTD	UTD	90 Days	UTD		67%	- none -														n/a				NOTES:														Industrial Bldg 1st DT	[REDACTED]	06/24/21	$4,200	10/20/21	$2,430	09/28/21 10/20/2021	$2,430	$2,430	56%
Subject is an SBA 7(a) loan whose proceeds refinanced existing debt, including an existing SBA 504 loan (1st and 2nd D/T), on an industrial building in [REDACTED]. Proceeds also included "cash out" for working capital of 1,175M. Co-borrowers are [REDACTED] (individually), [REDACTED], and [REDACTED]. The Structure is EPC/OC, with [REDACTED] as the EPC and [REDACTED] as the OC. EPC/OC are 100% owned by [REDACTED], who is a co-borrower rather than guarantor since he was a borrower on the prior SBA loan, per the SBA SOP for debt refinance. Subject is secured by a 1st D/T on the property, whose LTV at origination was 58%, presently 56%. The lower SBA guarantee of 67% has to do with the timing of the payoff of the SBA's 2nd D/T, which occurred after the initial disbursement. The OC is a distributor of agricultural products and has a history of profitable operations. DSCR for 2020 was 4.98x and YTD 5/31/22 was 4.48x. The  credit presentation demonstrated sound underwriting practices. Repayment and collateral position are well supported. SBA credit / SOP guidelines appear to be in compliance, with missing documentation as noted.
																																																																																																											UTL CAIVRS Report UTL 2021 BTR and 2022 BFS for [REDACTED], as required by BLA	1704839100	09/17/21	$2,430,000	67%	09/28/21	6647740	n/a	n/a	Non delegated	UTD - EIDL Loan	UTD-A current loan history was not provided.	X	UTD								$1,175,100				$1,239,500			$15,400	05/30/21	n/a	2.90	0.50	4.48	4.40	X	X				X	X				X	X				X	X							X		X	X				X		X		UTL CAIVRS Report	X	X				X	X				X	X				X	X							X		X	X							X		X	X				X	X				X	X					X	X				X	X							X		X	X				X	X				X	X							X		X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X				X	X				X	X					X	X				X	X				X	X							X					X					X		X	X							X					X					X		X								X		X	X				X	X							X		X	X				X						X		X		See below	X		X
UTD-partial updated financial information in file.  Per SOP, Bank is required to request updated financial info., but cannot call a default if not received.UTL 2022 BFS for Hydro Source, as required by BLA
																																																																																																																																																																																																																																																																																																																																																																																																							X	X				X	X
Falcon Bridge Capital, LLC	Mission Valley Bank	[REDACTED]	Property Management	S-Corp & Individual	[REDACTED]	02/28/23	08/09/23	2702949110	12/27/21		12/31/31	WSJ +2.25%	$9,849	SBA 7a UCC	$742,300	$655,209	$0	($556,725)	($491,403)	$185,575	$163,805		$131,045	10.25%	07/01/23	none	UTD	90 Days	UTD	$491	75%	[REDACTED]	yes													12/23/21	01/05/22		yes	NOTES: filed under both Borrowers' names	Assignment of Life Ins.	$600	UTL	Blanket UCC-1		UTL Sec Agr								SFR 2nd DT	[REDACTED]	11/12/21	$313	01/03/22	$89	01/03/22	$742	$207						1 - 4 Residential 1st DT	[REDACTED]	11/24/21	$275	01/03/22	$351	01/03/22	$742
Subject is an SBA 7a business acquisition loan to acquire stock in an existing property management company operating in [REDACTED] and [REDACTED].  In existence since 1994, buyer and co-borrower [REDACTED] has been working in the company since 2012.  Collateral is 1st position on all business assets;  a fixture filing was not required.  Additionally, a 2nd DT was taken on the [REDACTED]'s residence in [REDACTED].  [REDACTED]'s spouse, [REDACTED], provides a limited guarantee (based on the 2nd DT taken as collateral);  [REDACTED]'s mother also grant deed her residence to [REDACTED] allowing a 1st DT to be taken on that property as well.  The appraised values of the SFRs taken as collateral vs debt outstanding at origination provided a 161%;  based up the current outstanding balance, the LTV is now 147%.  A Business Valuation estimates the concluded value of $850,000 for the business of which the stock was purchased.  Rationale for approval is well documented, and the loan appears to be underwritten to SOP standards.
																																																																																																											UTL Hazard Insurance coverage on property at [REDACTED] (expired 3/7/22) UTL Hazard Insurance coverage on property at [REDACTED] (expired 7/13/22) UTL 4506 verification of Tax Returns of [REDACTED]. (Form 4506-C, Request for Transcript in file) UTL 4506 verification of Tax Returns of [REDACTED] ( (Form 4506-C, Request for Transcript in file)	2702949110	12/09/21	$742,300	75%	01/03/22	6647740	03/09/22	12/22/21	pay.gov		UTD-A current loan history was not provided.		UTD	X							$20,000						$701,500	$20,800	2020	9%	2.70	0.50		2.94	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X				X	X							X					X					X		X					X						X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.	X	X				X	X				X	X							X					X			X	X				X		X		UTL Hazard Insurance coverage	X	X				X		X			X		X						X		X		X		UTL tax transcripts				X					X		X	X				X	X							X		X	X			$2,500 packaging fee paid to Milssion Valley Bank	X		X			X	X				X	X			SIGNED 12/31/21	X	X					X	X							X		X		X		UTL Hazard Insurance coverage	X			X	UTD
Falcon Bridge Capital, LLC	Mission Valley Bank	[REDACTED]	Hotel / Motel Operations		[REDACTED]	02/28/23	08/09/23	UNK	06/06/22		06/09/47	WSJ+1.25%	$44,057	SBA 7a RE	$5,000,000	$4,935,513	$0	($3,300,000)	($3,257,439)	$1,700,000	$1,678,074		$1,431,299	9.25%	07/01/23	UTD	UTD	90 Days	UTD		66%	[REDACTED]	06/06/22													06/08/22	06/13/22		Yes	NOTES:	FF& E (value per appraisal)	$260		Blanket UCC-1										Motel / Hotel 1st DT	[REDACTED]	12/06/21	$6,340	06/14/22	$5,000	06/14/22	$5,000		79%
Originated in 6/22 for 5,000M to purchase a 107-room franchised [REDACTED]. The purchase price was 6,525M - 77% LTPP - and the Bank funded a 390M loan in pari passu to complete the transaction. Borrower cash injection was 1,279M. The hotel was built in 2008 and converted to a [REDACTED]. [REDACTED] is an SPE to own and operate the subject hotel and is 67% owned by the guarantor, [REDACTED]. The other two ownership interests are less than 20%. [REDACTED] has experience operating hotels. The subject property provided a 79% LTV real estate only at origination (78% presently). Repayment is based on historical operations and proforma with an underwritten 2021 DSC of 2.35 (2021 DSC of 1.60 with current P&I payments). Bank adjusted proforma DSC is 1.42. The loan appears to meet all SBA eligibility requirements.
																																																																																																											None	4021539109	05/09/22	$5,000,000	66%	06/14/22	UTD	08/07/22	06/08/22	pay.gov	$474,167	UTD-A current loan history was not provided.		UTD	Yes				Yes		$4,863,500	$9,055							$127,445	2015		0.00	4.50	2.35	not presented	X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance other than the noted exceptions.				X		X	X				X	X				X	X				X	X					X	X				X	X				X	X							X					X					X		X	X							X					X		X	X				X	X							X		X	X				X	X				X	X				X	X				X	X					X	X				X	X				X			X		X	X
Falcon Bridge Capital, LLC	Mission Valley Bank	[REDACTED]	Real Estate Holding & Gymnastics Center	LLC	[REDACTED]	02/28/23	08/09/23	UNK	06/13/22		06/15/47	WSJ +1.50%	$31,494	SBA 7a RE	$3,879,500	$3,460,143	$0	($2,909,625)	($2,595,107)	$969,875	$865,036		$692,029	9.50%	07/01/23	UTD	UTD	90 Days	UTD		75%	[REDACTED]	06/13/22	[REDACTED]	06/13/22	[REDACTED]	UTL									06/13/22	06/17/22		Yes	NOTES:	Blanket UCC-1													Industrial Bldg 1st DT	[REDACTED]	04/20/22	$2,560	06/16/22	$3,879									SFR	[REDACTED]	04/21/22	$578	06/16/22	$3,879			$212		$100
Originated in 6/22 for 3,879M to purchase an existing children's gymnastics and training center known as [REDACTED] and its related CRE in [REDACTED]. The purchase price was 4,500M that included CRE for 2,800M and the business opportunity at 1,700M - 86% LTPP. Terms are P&I over 25-years. Borrower cash injection was 469M and there is a seller-carry for 340M fully amortized over 5-years at 6.00%. Co-borrowers are [REDACTED] as the EPC and [REDACTED] as the OC. Both entities are newly established and wholly owned by guarantors, [REDACTED] and [REDACTED]. The business will occupy 100% of the subject property. [REDACTED] was established in 1999 and provides recreational and competitive gymnastics instruction and training programs for children ages 3 and up. Additional programs include ninja inspired gymnastics, martial arts, obstacle training, and freestyle movement as well as aerial arts designed to introduce conditioning and strength through aerial silk and hoop artistry. Private lessons, seasonal camps, and clinics are available along with a pro shop for clothing and supplies. [REDACTED] and [REDACTED] own a similar facility in [REDACTED] known as [REDACTED] which was established in 2008 and will guarantee this credit. Collateral is a 1st TD on the gym facility and a 3rd TD on the guarantors' primary residence. The CLTV on the real estate is 119%. Collateral also includes a priority blanket UCC filing. All available collateral has been taken. Repayment is based on the combined operations of [REDACTED] with an underwritten 2021 DSC of 2.03 (1.56 DSC with current P&I payments). The loan appears to meet all SBA eligibility requirements.
																																																																																																											UTL Business Valuation as required. UTL Evidence of Hazard Insurance ([REDACTED] expired 10/21/22 and [REDACTED] expired 6/16/23)	3974899106	04/29/22	$3,879,500	75%	06/16/22	UTD	07/28/22	06/15/22	pay.gov	$0	UTD-A current loan history was not provided.	Yes	UTD	Yes				Yes		$2,560,000	$40,028						$1,140,500	$138,972	2021	10%	0.80	-3.20	2.03	not presented	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X				X	X				X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance other than noted exceptions.	X		X		UTL - Approval was subject to satisfactory Business Valuation.	X	X				X	X				X	X				X	X					X	X				X		X		UTL Evidence of Hazard Insurance- expired	X	X				X	X				X	X							X		X	X							X	Not required.				X		X	X				X	X							X		X	X				X	X				X	X				X	X				X	X					X	X				X	X				X		X		UTL	X	X
Falcon Bridge Capital, LLC	Mission Valley Bank	[REDACTED]	Hotel / Motel Operations	LLC	[REDACTED]	02/28/23	08/09/23	UNK	06/15/22		06/16/47	WSJ +1.25%	$43,268	SBA 7a RE	$5,000,000	$4,941,524	$0	($3,750,000)	($3,706,143)	$1,250,000	$1,235,381		$988,305	9.25%	07/01/23	UTD	UTD	90 Days	UTD	$3,706	75%	[REDACTED]	Yes													06/16/22	UTL		UTD	NOTES:	FF&E	$80	N/A	Blanket UCC										Motel / Hotel 1st DT	[REDACTED]	04/22/22	$7,200	06/24/22	$5,778	06/24/22	$5,778	$5,000		$778	79%
Subject is an SBA 7(a) loan to purchase an existing 84 room, franchised hotel (dba) [REDACTED], located in [REDACTED].  Proceeds were used  to purchase the property and pay closing costs. Total project costs were 7,186,200, with Borrower cash injection 1,408,500M (20%) which came from verified personal resources and gifts from family. In addition, Mission Valley Bank has a pari passu loan and equal 1st D/T security position for 777,700. Subject property appraised for 7,200M as of 04/22/22, for a current combined LTV 79%.  Subject is further secured by a shared UCC filing in 1st position. Borrower was formed to hold the subject property, and is owned 100% by [REDACTED], guarantor.  Guarantor has several years of successful hospitality management and provides on-site property management.  Historic cash flow has been positive with borrower projected  DSCR of 2.19x.  Rationale for approval is well documented, and the loan appears to be underwritten to SOP standards.
																																																																																																											UTL - IRS Tax transcripts for Borrower UTL - IRS Tax Transcripts for Guarantor. UTL - Flood Certification Bank Credit Approval Memo - not signed	4118179104	06/10/22	$5,000,000	75%	06/15/22	6647740	90 days from approval	06/17/22	pay.gov	Unknown	UTD-A current loan history was not provided.		UTD	Yes		Yes		Yes		$4,839,000								$161,000	Projections	20%	N/A	4.10	2.19	2.19	X	X			Form 1920 is on file and certified by Lender	X	X				X	X				X	X				X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X				X	X				X	X					X	X				X	X				X		X		Flood Cert not in file				X					X					X		X		X		IRS Tax Transcripts not found in file for Borrower or Guarantor.				X					X		X	X				X	X							X		X	X				X	X				X	X				X	X				X	X					X		X		Bank has requested annual current financial information but borrower has not complied.	X		X		UTD-No updated financial information in file. Per SOP, Bank is required to request updated financial info., but cannot call a default if not received.	X	X				X		X		No UCC- post searches in file
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	Nail Salon and Spa	C-Corp	[REDACTED]		10/18/23	98	08/17/23		08/24/33	WSJ+ 2.75%	$6,318	SBA 7a UCC	$432,000	$432,000	$0	($324,000)	($324,000)	$108,000	$108,000		$86,400	11.00%	10/01/23	None	UTD	Never	UTD		75%	[REDACTED]	Yes	[REDACTED]	Yes											08/17/23	08/29/23		yes	NOTES:	Blanket UCC-1		n/a	Assignment of Life Ins.	$226	n/a	Assignment of Life Ins.	$226	n/a						[REDACTED]																																									Originated in August 2023 this is an SBA 7a - UCC loan for $432,000 to purchase furniture, fixtures, inventory and provide working capital. Borrower is an existing nail salon and spa and is owned 50/50 by Guarantors. Collateral consists of a priority blanket UCC filing and assignment of life insurance. Borrowers contributed $16,074 of personal resources as cash injection. Repayment is based on projected cash flow with a 2023 DSC of 2.23X (based on current P&I payments). The loan appears to meet all SBA eligibility requirements.	UTL - Form 159 did not itemize Broker fee in excess of 2,500. UTL - Sams Searches UTL - CAVIRS reports	4984269103	04/13/23	$432,000	75%	08/17/23	26860105	90 days from approval	UTL	www.pay.gov	UTD	UTD-A current loan history was not provided.							Yes			$349,200		$69,200	$7,000				$6,300	2023 Projected	4%	3.22	0.07	2.23	2.52	X	X				X	X				X	X				X	X							X		X	X				X		X		UTL - CAVIRS reports	X	X							X		X	X				X	X							X					X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X							X					X					X			X	X				X	X				X	X				X	X				X	X				X	X				X	X							X					X		X	X				X	X							X		X		X		Form 159 did not itemize Broker fee in excess of 2.500.	X		X		UTL - SAMS searches	X	X			No fee required per SBA Auth., due to loan being under $500M threshold.	X	X				X	X								X	New loan				X		X	X				X	X
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	Retail Clothing	S-Corporation	[REDACTED]		09/04/23	UNK	01/25/23		01/26/33	WSJ + 2.50	$7,599	SBA 7a UCC	$551,600	$541,520	$0	($413,700)	($406,140)	$137,900	$135,380		$108,304	10.75%	07/01/23	NA	UTD	Never	UTD		75%	[REDACTED]	Yes													01/31/23	02/23/23		Yes	NOTES: Lender filed a 1st position UCC filing on purchase money inventory. It filed a second blanket UCC on all business assets in 2nd position.	Inventory UCC	$720	194%	Assignment of Life Ins.	$552		Blanket UCC-1	$0							[REDACTED]
Loan originated in January 2023 for $551,600 to purchase inventory, provided working capital, and to refinance existing debt.  [REDACTED] is a retail company that sells high-end apparel and accessories.  They sell top shelf brands such as Tommy Hilfiger, Calvin Klein, Barbour, New Balance, Welly and others.  The business has mostly international clients from South Korea who want American brands for lower prices.  The business is owned 100% by  [REDACTED]  who has been in the clothing business his whole life.  Loan collateral consists of a 1st lien UCC filing on new inventory being purchased, a 2nd lien UCC blanket filing on all business assets, and an assignment of life insurance for $551,600.  The collateral is mainly inventory of $720M with an existing lien of $429M.  Based on the new inventory purchase of $290M the LTV 194%.  All available collateral has been taken by the lender per SBA guidelines.  Repayment is based on historical cash flow with a 2021 DSC of 1.38x and 2022 YTD of 1.47x.  Global DSC is 1.98x for 2021 and 2.07x for 2022 YTD.  The Bank has requested annual current financial information but the borrower has not complied. The loan appears to meet all SBA eligibility requirements.
																																																																																																											None	4742319102	01/11/23	$551,600	75%	01/24/23	26860105	04/11/23	03/07/23	Pay.gov	UTD	UTD-A current loan history was not provided.	No	Yes	No		No	No	Yes			$158,810				$116,494			$276,296	2022	n/a	9.30	21.00	1.47	2.07	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X							X		X	X							X					X		X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X							X	No equity injection required	X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X							X					X					X			X	X				X	X				X	X				X	X				X	X				X	X				X	X							X					X		X	X				X	X							X		X	X				X	X				X	X				X	X				X	X					X		X		No updated financials in file.	X		X		UTL request for annual financial information.	X		X		UTD	X		X		UTD
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	Restaurant	LLC	[REDACTED]		09/04/23	UNK	11/21/22		11/22/47	WSJ + 1.75%	$31,476	SBA 7a RE	$3,454,000	$3,442,843	$0	($2,590,500)	($2,582,132)	$863,500	$860,711		$688,569	10.00%	07/01/23	NA	UTD	Never	UTD		75%	[REDACTED]	Yes	[REDACTED]	Yes											12/19/22	12/29/22		UTD	NOTES: Post search for [REDACTED], LLC filing shows [REDACTED] in 1st position. Another UCC filing was done for [REDACTED]	Blanket UCC-1	$27		FF& E (value per appraisal)	N/A		Assignment of Life Ins.	$242		Assignment of Life Ins.	$242			Retail Bldg. 1st DT	[REDACTED]	08/31/23	$3,490	01/10/23	$3,454	01/10/23	$3,454	$3,443	99%
Loan originated in November 2022 for $3,454M to refinance the existing real estate debt.  The loan is structured as a EPC/OC.  The owner of the subject real estate property is [REDACTED] (EPC) and leases to [REDACTED] (OC).  The OC operates two full-service Japanese restaurants located at [REDACTED] and [REDACTED].  The real estate properties are located next to each other on separate parcels.  The EPC and the OC are equally owned by [REDACTED] and [REDACTED].  The buildings were appraised together and valued at $3,490M providing a real estate only LTV of 99% based on the current loan balance.  The loan is secured by a 1st D/T on the subject CRE and is also secured by a UCC filing owned by the EPC and the OC.  Additionally an assignment of life insurance of $242,225 for each [REDACTED] and [REDACTED].  The UCC collateral has minimal value and has existing financing.  Repayment is based on historical cash flow.  2021 business DCR is 1.24x and GDCR of 1.75x.  2022 YTD business DCR is 1.29x and GDCR is 1.82x.  The Bank has requested annual current financial information but the borrower has not complied. The loan appears to meet all SBA eligibility requirements.
																																																																																																											UTL - UCC Filing to validate 1st UCC lien position for [REDACTED] and 2nd position for [REDACTED]	4536939110	11/14/22	$3,454,000	75%	UTD	538160	02/14/23	11/22/22	Pay.gov	UTD	UTD-A current loan history was not provided.	Yes	UTD	No		No	No	Yes							$3,350,000			$104,000	2022	n/a	24.25	negative NW	1.29	1.82	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X				X	X				X	X				X	X							X		X	X							X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X							X		X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X				X	X				X	X			Record Search and Risk Assessment report was completed for the real estate		X	X				X	X				X	X				X	X				X	X				X	X				X	X							X					X		X	X				X		X		UTD UCC filing lien				X		X	X				X	X				X	X				X	X				X		X		D/T lien position adequately perfected. UCC lien position, UTD.		X		X		UTL updated financials in file.	X		X		UTL request for updated financials in file.	X		X		UTD	X		x		UTD
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	Tax Preparation Services	Sub-S Corporation	[REDACTED]		10/19/23	147	07/14/23		07/19/33	WSJ + 2.75%	$1,405	SBA 7a UCC	$102,000	$101,627	$0	($86,700)	($86,383)	$15,300	$15,244		$10,163	11.00%	10/01/23	None	UTD	Never	UTD		85%	[REDACTED]	Yes													07/17/23	UTL		UTD	NOTES: SBA EIDL UCC filing dated 7/8/2020 was subordinated to the filing by lender. Subordination Agreement in file signed 6/30/23.	Blanket UCC-1	$12	N/A	Assignment of Life Ins.	$87	N/A									[REDACTED]
SBA 7a loan originated in July 2023 for $102M for working capital.  A small portion of the funds were used to purchase equipment however the majority of the funds were used for working capital.  The borrower, [REDACTED], an [REDACTED] is owned by 100% by [REDACTED].  The business is a tax preparation service for individuals and small businesses.  The  working capital funds will assist in hiring 2 new employees to support the growing business.  The loan is secured by a blanket UCC filing on all business assets, a personal guaranty by [REDACTED], and an Assignment of Life Insurance of $86,671. The credit memo estimates the liquidated value of the collateral at $12,239 which indicated the loan is not fully secured.  The 2022 tax returns show a DSCR of 3.45x and a Global DSCR of 4.33x.  The loan appears to meet all SBA eligibility requirements with only minor exceptions listed above.
																																																																																																											UTL - SAMS search UTL - UCC post search	5091719104	05/30/23	$102,000	85%	07/19/23	26860105	n/a (no guaranty fee)	n/a (no guaranty fee)	n/a (no guaranty fee)	UTD	UTD-A current loan history was not provided.							Yes	$1,110		$88,578							$12,312	2022	0%	No current liabilities	0.58	3.45	4.33	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X							X					X					X					X		X	X				X	X					X	X				X	X							X		X	X				X	X				X	X							X		X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X							X	Valuation of collateral was based on borrowers balance sheet per lender credit memo.				X					X			X	X				X	X				X	X		X	Not in a flood zone.	X	X				X	X				X	X				X	X							X					X		X	X				X	X							X		X	X				X		X		UTL				X	No guaranty fee	X	X				X		X		UTL UCC Post Search		X			X	New loan	X			X	New loan	X			X	New loan	X			X	New loan
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	Home Management and Maintenance	C-Corp	[REDACTED]		10/29/23	141	06/30/23		07/07/33	WSJ + 3.0%	$37,297	SBA 7a UCC	$2,680,000	$2,651,504	$0	($2,010,000)	($1,988,628)	$670,000	$662,876		$530,301	11.25%	10/01/23	N/A	UTD	Never	UTD		75%	[REDACTED]	Yes	[REDACTED]	Yes	[REDACTED]	Yes	[REDACTED]	Yes							07/25/23	UTL		UTD	NOTES:	Blanket UCC-1	n/a	n/a	Assignment of Life Ins.	$2,680	n/a								SFR 3rd DT	[REDACTED]	N/A	$401	UTL				$122		$220				SFR 2nd DT	[REDACTED]	N/A	$195	UTL				$78						SFR 2nd DT	[REDACTED]	N/A	$202	UTL	$2,680			$131
Originated in June 2023 this is an SBA 7a - RE loan for $2,680M to purchase an existing business known as [REDACTED]. Company is a property and home management service for the homeowner including personal assistance in paying all bills and providing regular maintenance for the entire home.  Customers are homeowners in the [REDACTED] area who are looking to rent out their homes during the summer and winter seasons.  Borrower is owned 85% by [REDACTED], Guarantor,  and 15% by [REDACTED], Guarantor.  [REDACTED] is owner of two of the investment properties taken as collateral and is Guarantor.  Borrower contributed 10% cash injection to the purchase from personal liquidity.  Business valuation is in file for 2,900M.  Collateral consists of two 2nd D/Ts and one 3rd D/T on investment residential properties, priority UCC filing on all business assets and assignment of life insurance.    Reviewer calculates a combined LTV of 10% based on real estate only, including all DT's.  All available collateral was taken.  Repayment is based on projected cash flow with a 2023 DSC of 2.19x (based on current P&I payments).  The loan appears to meet all SBA eligibility requirements.
																																																																																																											UTL - Credit Approval requires Guaranty of [REDACTED], SBA Loan Authorization is silent. UTL - IRS tax transcripts for Borrower and [REDACTED], Guarantor. UTL - Title Policy (all three properties) Title Policies in file pre-date loan funding and are "proforma". UTL - UCC Post Search showing Lender's Lien position. UTL - Business Credit Report UTL - Payment of SBA Guaranty fee. Form 1050 indicates paid through loan proceeds. Pay.gov evidence not in file	5120149110	06/12/13	$2,680	75%	06/30/23	26860105	90 days from approval	UTL	www.pay.gov	UTD	UTD-A current loan history was not provided.		Yes	Yes				Yes									$2,607,125	$72,875	2023 Projections	10%	1.46	-2.16	2.19	2.36	X	X				X	X				X	X				X								X		X	X				X	X				X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X		X		UTL - Business Credit Report	X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.	X	X				X	X							X					X					X			X		X		UTL - Credit Approval requires Guaranty of [REDACTED], SBA Loan Authorization is silent.	X	X				X	X				X	X				X		X		UTL - Assignment of Life Insurance	X	X				X		X		UTL - IRS tax transcripts for Borrower and [REDACTED], Guarantor.				X					X		X	X				X		X		UTL - Title Policies in file pre-date loan funding and are "proforma". UTL - UCC Post Serach				X		X	X				X	X				X		X		UTL - Payment of SBA Guaranty fee.	X	X				X		X		UTL - Title Policies in file pre-date loan funding and are "proforma". UTL - UCC Post Search					X	New loan				X		X	X				X		X
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	Tailoring / clothing alteration	Sole Proprietor	[REDACTED]		10/19/23	149	08/03/23		08/04/33	WSJ +3.0%	$1,684	SBA 7a UCC	$121,000	$120,360	$0	($102,850)	($102,306)	$18,150	$18,054		$12,036	11.25%	10/01/23	None	UTD	Never	UTD		85%	[REDACTED]	Yes	[REDACTED]	Yes											UTL	UTL		UTD	NOTES:	Blanket UCC-1	$1,250	n/a											SFR 2nd DT	[REDACTED]	05/18/23	$757	UTL	$121	UTL	$121	$505					see comments
Originated in August 2023 this is an SBA 7a - RE loan for $121,000 to provide working capital to a sole proprietor (dba) [REDACTED].  The tailoring shop is located at a strip mall in [REDACTED].   Business has been in operation since 2018 and is 100% owned by [REDACTED] with 35 years' experience in the industry.   Collateral consists of a priority UCC filing on all business assets and second D/T on Guarantor's primary residence.  Bank calculates 115% collateral coverage.  Repayment is based on projected cash flow with a 2023 DSC of 7.96 (based on current P&I payments).  The loan appears to meet all SBA eligibility requirements, subject to exceptions listed above.
																																																																																																											UTL - Ratio Analysis was not included in Credit Approval Memo UTL - UCC Post Search showing Lender's priority position UTL - Final Title Policy UTL - Recorded D/T UTL - CAVIRS UTL - SAMS searches UTL - Filed UCC Statement	5160309104	06/29/23	$121,000	85%	08/03/23	26860105	90 days from approval	waived	www.pay.gov	UTD	UTD-A current loan history was not provided.							Yes			$119,125							$1,875	2023 Projection	N/A			7.96	5.15	X	X				X	X				X	X				X	X							X		X	X				X		X		UTL - CAVIRS for Borrower	X	X							X		X	X				X	X							X					X					X		X	X				X	X				X	X					X	X				X	X				X	X				X		X		UTL - Ratio Analysis was not included in Credit Approval Memo	X	X				X	X							X		X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.	X	X				X	X				X	X				X								X			X	X				X	X				X								X					X		X	X				X	X							X					X		X	X				X		X		UTL - UCC Post Search showing Lender's priority position and Final Title Policy not in file.				X		X	X				X		X		UTL - SAMS Search for Borrower	X	X				X	X				X		X		UTL - UCC Post Search showing Lender's priority position and Final Title Policy not in file.					X	New loan				X		X	X				X		X
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	Wholesale of baby food processors	LLC	[REDACTED]		09/04/23	UNK	09/19/18		09/19/28	WSJ + 2.0%	$2,671	SBA 7a UCC	$200,000	$129,329	$0	($150,000)	($96,997)	$50,000	$32,332		$25,866	10.25%	10/01/22	NA	UTD	Never	UTD		75%	[REDACTED]	Yes	[REDACTED]	Yes											04/03/23	UTL		UTD	NOTES:	Blanket UCC-1	$171					Assignment of Life Ins.	$200							[REDACTED]
Loan originated in September 2018 in the amount of $200M for working capital and inventory purchases for a start-up business.  The business was formed by [REDACTED] to sell baby food processors to young parents to help feed their children with healthy foods in the shortest times.  The food processors are manufactured in China and shipped to California and are sold through Macy's and Bloomingdales websites.  The loan is secured by a 1st position UCC filing on all business assets and a 2nd D/T on a SFR located at [REDACTED].  The lender estimated the SFR at $633M with an existing 1st of $510M providing an CLTV of 101%. The start-up inventory was estimated at $171M.  The loan also includes an assignment of life insurance in the amount of $200M.  Loan repayment is based on projected EBITDA and owner's personal income.  Total income for year 1 is estimated at $608M providing a 18.98x DCR.  Annual review dated 11/10/22 indicates the borrower has not provided updated financials.  The loan appears to meet all SBA eligibility requirements; however, multiple exceptions to documentation are noted above.
																																																																																																											UTL - UCC post search UTL - SAMS search UTL - Guarantee fee payment confirmation. Form 1050 (dated 9/19/18) does not itemize payment, unable to confirm payment was made.	2933697003	09/13/18	$200,000	75%		UTL	12/13/18	UTL	Pay.gov	UTD	UTD-A current loan history was not provided.		Yes				Yes				$34,120							$165,880	Projections	10%	1.00	n/a	17.68	18.98	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X							X					X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X							X	NEW BUSINESS	X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X							X					X								X	X				X	X							X		X	X				X	X				X								X					X					X		X	X				X		X		UTL Post Search				X		X	X				X		X		UTL.	X		X		UTL- Form 1050 did not itemize payments and no evidence of payment in file.	X	X				X		X		UTL Post Search		X		X		Bank has requested annual current financial information but borrower has not complied.	X	X
Bank has requested updated financial information but borrower has not complied.  Annual loan review in file.  Per SOP, Bank is required to request updated financial info., but cannot call a default if not received.
																																																																																																																																																																																																																																																																																																																																																																																																							X		X		UTD	X		X		UTD
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	Pet Boarding	LLC	[REDACTED]		09/04/23	UNK	01/06/23		01/10/48	WSJ + 1.75%	$7,826	SBA 7a RE	$863,100	$857,252	$0	($647,325)	($642,939)	$215,775	$214,313		$171,450	10.00%	07/01/23	NA	UTD	Never	UTD		75%	[REDACTED]	Yes	[REDACTED]	Yes											01/10/23	02/09/23		Yes	NOTES:	Blanket UCC-1	$0												Mixed-Use 1st DT	[REDACTED]	11/17/22	$895	01/10/23	$863	01/10/23	$863	$863	95%				85%	SFR 3rd DT	[REDACTED]		$1,075	01/10/23	$863	01/10/23	$863	$695	155%	$114		$863	85%
Loan originated in January 2023 in the amount of $863,100 to purchase the business and CRE for a Pet Boarding business in [REDACTED].  [REDACTED] and [REDACTED] have formed an entity, [REDACTED] dba [REDACTED],  to own and operate the business.  The purchase price was $895M and included the busienss and the CRE property located at [REDACTED].  The business was established by the seller in 2015 as an indoor/outdoor kennel-free pet boarding/day care facility.  Collateral for the loan consists of a 1st D/T onthe subject CRE and a 3rd D/T on SFR located at [REDACTED].  Also a 1st lien UCC filing on all business assets serves as additional collateral.  The CRE was appraised at $895M and the SFR was valued by lender at $1,075M (no appraisal in file).  No value was give for the UCC filing assets.  The provides a CLTV of 85% based on the current loan balance.  Repayment is based on the historical cash flow of the business (seller tax returns/financials) witha 2021 DCR of 1.22x and Global DCR of 1.53x.  The 2022 YTD DCR is 4.03x and Global DCR is 4.44x.  The loan appears to meet all SBA eligibility requirements.
																																																																																																											None	4709119110	12/29/22	$863,100	75%	01/10/23	26860105	03/29/23	01/11/23	Pay.gov	UTD	UTD-A current loan history was not provided.		Yes	Yes		No	No	Yes		$799,100	$44,349							$19,651	2022	10%	17.60	11.00	4.03	4.44	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.	X	X				X	X				X	X			UTL appraisal for SFR collateral	X	X				X	X			Environmental Screen Report conducted		X	X				X	X				X	X							X					X		X	X				X	X							X					X		X	X				X	X							X		X	X				X	X				X	X				X	X				X	X					X		X		UTL - Updated financials in file.	X		X		UTL - Request for updated financials in file.	X		X		UTD	X		X		UTD
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	online clothing retailer	Unknown	[REDACTED]		09/05/23	UNK	10/06/17		10/06/27	WSJ +.75%	$3,303 *	SBA 7a UCC	$250,000	$138,867	$0	($187,500)	($104,150)	$62,500	$34,717		$27,773	10.00%	10/01/22	NA	UTD		UTD		75%	[REDACTED]	10/6/17													10/11/17	UTL	UTL		NOTES:	Blanket UCC-1													SFR 3rd DT	[REDACTED]		$1,298	UTL		UTL		$552		$280	83%
Originated in 2017 for 250M to refinance debt and provide 89M for working capital (to purchase inventory). Note, documentation was not provided to determine eligibility of the debts refinanced - the CAR and SBA Form 1920 indicates the debts were eligible but we were unable to confirm this requirement. [REDACTED] dba [REDACTED] was established in 2003 and is an online discount clothing store and is wholly owned by the guarantor, [REDACTED]. Collateral consists of a junior UCC filing on all business assets and a 3rd TD on an SFR property in [REDACTED]. The real estate provided an 83% CLTV based on the lender's estimate of value per the CAR (LTV of 75% based on current loan balance - probably lower assuming prior liens have paid down since origination). Repayment was underwritten with historical cash flow and a 2017 annualized proforma DSC of 1.39. The current DSC is unknown as current payments are unknown and current financial information has been requested but not provided. The lender has classified this credit due to lack of communication from the borrower and stale financial/insurance documentation. Per the 6/23 PLR, a Google search notes the business address is closed. Indication is that payments are current. The loan appears to meet all SBA eligibility requirements; however, multiple exceptions to documentation are noted above and documentation of the debt refinance eligibility was not provided.

The copy of the Promissory Note provided was unsigned.

UTL Balance sheet ratio analysis and industry comparison.

UTL Recorded UCC Continuation, expired 10/11/2022, as well as a post filing search.

UTL Recorded Deed of Trust.

UTL Title Policy or PIRT on the subject real estate collateral.

UTL Documentation on the debts refinanced by the subject loan to determine eligibility.

UTL Evidence of payment of the SBA guaranty fee, not itemized on Form 1050 (10/6/2017)

UTL Evidence of hazard insurance at origination and currently.

UTL Flood Cert on borrower's business location and SFR collateral.

UTL IRS Tax Transcripts.

UTL SAMS Report.
																																																																																																												98535650-09	09/29/17	$250,000	75%	Unknown		12/28/17	UTD	UTD	UTD	UTD-A current loan history was not provided.		Yes					Yes			$89,477				$154,898			$5,625	2017 proforma	n/a	UTL	UTL	1.39	not presented	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X							X		X		X		UTL Documentation of debts refinanced to determine eligibility.				X		X	X				X	X				X	X					X	X				X	X				X	X						X		Although some balance sheet discussion is provided we were UTL balance sheet ratio analysis and industry comparison.	X	X			Per CAR.	X	X							X		X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance other than noted exceptions.				X		X	X				X	X							X					X			X	X				X		X		UTL	X		X		UTL				X					X					X		X		X		UTL - CAR reports verified.				X					X		X	X				X		X		UTL Title Policy and UCC post search.				X		X	X				X		X		UTL	X		X		UTL	X	X				X		X		UTL Title Policy and UCC post search.		X		X		Bank has requested annual current financial information but borrower has not complied.	X	X			Bank has requested updated financial information but borrower has not complied. Per SOP, Bank is required to request updated financial info., but cannot call a default if not received.	X		X		UTL	X		X		UTL UCC Continuation.
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	Restaurant (dba [REDACTED])	S-Corp	[REDACTED]		09/05/23	UNK	08/28/18		09/28/28	WSJ + 1.75%	$1,322	SBA 7a UCC	$100,000	$66,766	$0	($60,500)	($40,394)	$39,500	$26,373		$23,034	10.00%	10/01/22	NA	UTD		UTD		61%	[REDACTED]	Yes													08/31/18	UTL	03/15/23	UTD	NOTES:	Blanket UCC-1	$0		Assignment of Life Ins.	$100										[REDACTED]
SBA 7a UCC loan originated in August 2018 for 100,000 for debt refinance and working capital.  Business started in 2003 and is 100% owned by [REDACTED], guarantor.  Borrower is a full service Korean BBQ restaurant known as [REDACTED] and is located in [REDACTED].  Collateral consists of a second perfected security interest in business assets behind [REDACTED] in the amount of $145,000.   Assignment of life insurance for $100,000 was also provided by guarantor.  Repayment is based on historical cash flow with a 2020 DSC of (3.11), based on current P&I payments. The Bank has requested annual current financial information but the borrower has not complied. The Bank considers this a problem credit.  The loan appears to meet all SBA eligibility requirements.
																																																																																																											UTL - UCC Post Search UTL - Environmental Questionnaire UTL - Hazard Insurance UTL - Flood Certificate UTL - Tax transcripts for Business UTL - SAMS Search UTL - Assignment of Life Insurance UTL - CAVIRS	2881397004	08/24/18	$100,000	60.5%	08/28/18	26860105	90 days from approval	UTL	Pay.gov	UTD	UTD-A current loan history was not provided.	No	Yes	No	No	No	No	Yes			$51,900				$45,600			$2,500	2020	N/A	N/A	UTD	UTD	-3.11	X	X				X	X				X	X				X	X							X		X	X				X		X		UTL - CAVIRS	X	X							X		X	X				X	X							X		X	X							X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X							X		X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X							X		X		X		UTL - Environmental Questionnaire				X			X	X				X		X		UTL - Hazard Insurance	X		X		UTL - Flood Certification	X	X				X		X		UTL - Collateral Assignment of Life Insurance				X		X		X		UTL - Tax Transcripts of Business				X					X		X	X				X	X							X		X	X				X		X		UTL - SAMS Search	X	X			No fee required, loan less than 100M	X	X				X		X		UTL - UCC Post Search and Assignment of Life Insurance.		X		X		Bank has requested annual current financial information but borrower has not complied.	X	X			Bank has requested updated financial information but borrower has not complied. Per SOP, Bank is required to request updated financial info., but cannot call a default if not received.	X		X		UTD	X		X		UTD
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	Insurance Agency	C-Corp	[REDACTED]		10/20/23	176	07/31/23		07/31/33	WSJ +3.0%	$3,243	SBA 7a UCC	$233,000	$232,055	$0	($174,750)	($174,042)	$58,250	$58,014		$46,411	11.25%	10/01/23	None	UTD	Never	UTD		75%	[REDACTED]	Yes	[REDACTED]	Yes	[REDACTED]	Yes	[REDACTED]	Yes							07/31/23	08/08/23		No	NOTES: UCC filing shows Lender in sixth position. (required fourth position)	Blanket UCC-1	n/a	n/a	FF& E (purchased)	$58	n/a								SFR 2nd DT	[REDACTED]	07/05/23	$1,122	08/14/23	$233	08/14/23	$233	$833	95%		83%		see comments	SFR 2nd DT	[REDACTED]	07/10/23	$1,821	08/14/23	$233	08/14/23	$233	$1,482	94%				see comments	SFR 2nd DT	[REDACTED]	07/05/23	$602	08/14/23	$233	08/14/23	$233	$406	106%				see comments
Originated in July 2023 this is an SBA 7a - RE loan for $233,000 to purchase fixtures and provide working capital. Borrower is an agent for [REDACTED] and has been in operation for 13 years.  [REDACTED] is 100% owner with over 30 years' experience and is Guarantor along with her husband and associated Trusts.   Collateral consists of 2nd D/Ts on three residential properties, UCC filing on purchased assets and a fourth position UCC filing on all business assets.  Bank calculates 128% collateral coverage based on loan amount and remaining equity (excluding 1st DTs) in real estate.  Reviewer calculates a combined LTV of 83% based on real estate only, including all 1st DT's.   Repayment is based on projected cash flow with a 2023 DSC of 1.54 (based on current P&I payments).  The loan appears to meet all SBA eligibility requirements.
																																																																																																											UTL - UCC Post Search showing Lender in fourth position UTL - CAVIRS UTL - SAMS searches UTL - UCC filing on purchased assets UTL - Standby Agreement and Note for [REDACTED] for 566,839 as required by SBA Loan Authorization	5214559105	07/25/23	$233,000	75%	07/31/23	26860105	90 days from approval	waived	www.pay.gov	UTD	UTD-A current loan history was not provided.							Yes			$171,750		$58,250					$3,000	2023 projections	0%	7.33	12.93	1.54	1.10	X	X				X	X				X	X				X	X							X		X	X				X		X		UTL - CAVIRS for Borrower and Guarantors	X	X							X		X	X				X	X							X					X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X							X		X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X							X					X			X	X				X	X				X	X							X					X		X	X				X	X				X		X		UTL - Standby Agreement and Note for [REDACTED] for 566,839 as required by SBA Loan Authorization	X		X		UTL - Standby Agreement and Note for [REDACTED] for 566,839 as required by SBA Loan Authorization	X	X				X		X		UTL - UCC Post Search on all business assets and purchased assets to show Lender's position.				X		X	X				X		X		UTL - SAMS searches on Borrower and Guarantors				X	Waived	X	X				X		X		UTL - UCC Post Search on all business assets and purchased assets to show Lender's position.					X	New loan				X		X	X				X		X
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	Senior Care Facility	C- Corp	[REDACTED]		10/19/23	129	08/10/23		08/15/33	WSJ +3.0%	$3,852	SBA 7a UCC	$276,800	$276,800	$0	($207,600)	($207,600)	$69,200	$69,200		$55,360	11.25%	10/01/23	None	UTD	Never	UTD		75%	[REDACTED]	Yes	[REDACTED]	Yes	[REDACTED]	Yes									08/17/23	UTL		UTD	NOTES:	Blanket UCC-1	n/a	n/a												[REDACTED]
Originated in August 2023 this is an SBA 7a - UCC loan for $276,800 to purchase existing business and provide working capital. Borrower is an existing senior care facility located in [REDACTED] and has been in operations since 2019. Borrower is equally owned 50/50 by [REDACTED] and [REDACTED], Guarantors with 20 years' experience in the industry.  Guarantors have been operating a similar facility,[REDACTED] located in [REDACTED], since 2018, also Guarantor.  Individuals provided $31,000 injection representing 10% equity.  Collateral consists of a priority UCC filing on all business assets.  Bank calculates 2% collateral coverage yet all available collateral was taken.  Repayment is based on projected cash flow with a 2023 DSC of 2.92 (based on current P&I payments).  The loan appears to meet all SBA eligibility requirements.
																																																																																																											UTL - Ratio Analysis was not included in Credit Approval Memo UTL - UCC Post Search showing Lender's priority position UTL - SAMS Search for Borrower and Individual Guarantors UTL - CAVIRS for Borrower and Individual Guarantors UTL - Form 1050	5217389108	07/25/23	$276,800	75%	08/10/23	26860105	90 days from approval	UTL	www.pay.gov	UTD	UTD-A current loan history was not provided.			Yes				Yes			$25,000						$244,000	$7,800	2023 projections	10%	n/a	n/a	2.92	3.37	X	X				X	X				X	X				X	X							X		X	X				X		X		UTL - CAVIRS for Borrower and Individual Guarantors	X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X		X		UTL - Ratio Analysis was not included in Credit Approval Memo	X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.	X	X				X	X							X					X					X			X	X				X	X				X	X							X					X		X	X				X	X							X					X		X	X				X		X		UTL - UCC Post Search showing Lender's priority position				X		X	X				X		X		UTL - SAMS Search for Borrower and Individual Guarantors	X		X		UTL - payment of SBA guaranty fee.	X		X		UTL - Form 1050	X		X		UTL - UCC Post Search showing Lender's priority position					X	New loan				X		X	X				X		X
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	Retail Meat Market	S-Corp	[REDACTED]		09/05/23	UNK	02/15/23		02/17/48	WSJ + 1.75%	$11,321	SBA 7a RE	$1,244,000	$1,244,000	$0	($933,000)	($933,000)	$311,000	$311,000		$248,800	10.00%	07/01/23	NA	UTD	Never	UTD		75%	[REDACTED]	Yes	[REDACTED]	Yes	[REDACTED]	Yes	[REDACTED]	Yes	[REDACTED]	Yes					03/14/23	03/22/23		Yes	NOTES:	Blanket UCC-1	$23												Retail Bldg. 1st DT	[REDACTED]	08/25/22	$850	02/17/23	$1,244	02/17/23	$1,244		see comments					SFR 3rd DT	[REDACTED]	redfin	$453	02/21/23	$1,244	02/21/23	$1,244	$215		$452			see comments	SFR 3rd DT	[REDACTED]	redfin	$1,150	UTL	$1,244	UTL	$1,244	$390		$984			see comments
SBA 7a RE loan originated in February 2023 for 1,244,000 used to purchase business known as [REDACTED], purchase RE and inventory.   Borrower is a retail meat market and convenience store located in [REDACTED] that has been in operations for over 20 years.  Ownership is 50/50 by Ibrahim [REDACTED] and [REDACTED], Guarantors, who are experienced in the industry.   Collateral consists of a  1st D/T on the commercial property as well as 3rd D/T on the Guarantors' primary residences.  In addition, a priority blanket UCC filing is on all business assets. The Guarantors provided 250,000 cash injection representing 17%.  Bank shows total collateral value of 1,408,543 or 113% collateral coverage.   Repayment is based on projected cash flow with a 2022 DSC of 1.10x  (based on current P&I payments).  The loan appears to meet all SBA eligibility requirements.
																																																																																																											UTL - CAVIRS for broker UTL - Title Policy for 11514 Odessa Ave.	4831479106	02/08/23	$1,244,000	75%	02/15/23	26860105	90 days from approval	02/17/23	Pay.gov	UTD	UTD-A current loan history was not provided.	No	Yes	Yes		No	No	Yes		$600,000			$100,000				$500,000	$44,000	Projections	17%	0.76	-16.19	1.10	1.89	X	X				X	X				X	X				X	X							X		X	X				X		X		UTL - CAVIRS for broker	X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X				X	X							X			X	X				X	X				X	X							X					X		X	X				X	X							X					X		X	X				X	X							X		X	X				X	X				X	X				X	X				X	X					X	X				X	X				X	X				X	X
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	Residential Realty	C-Corp	[REDACTED]		10/20/23	173	06/20/23		06/22/33	Fixed 11.25%	$2,088	SBA 7a UCC	$150,000	$149,105	$0	($127,500)	($126,739)	$22,500	$22,366		$14,911	11.25%	07/01/23	None	UTD	Never	UTD		85%	[REDACTED]	Yes	[REDACTED]	Yes											06/20/23	UTL		UTD	NOTES: UCC filing in second position behind SBA	Blanket UCC-1	n/a	n/a											SFR 2nd DT	[REDACTED]	06/02/23	$4,808	UTL	$150	07/13/23	$150	$1,186					28%
Originated in June 2023 this is an SBA 7a - RE loan for $150,000 to provide working capital. Borrower provides relator services to individuals and investors seeking to buy homes.  Company has been in operation since 2006.  Borrower is owned 75% by [REDACTED] and 25% by [REDACTED], both Guarantors, with 20 years' experience.   Collateral consists of 2nd D/T on Guarantors' primary residence located in [REDACTED] with combined LTV of 28%.  A second position UCC filing on all business assets behind SBA is also required. Repayment is based on projected cash flow with a 2023 DSC of 10.96X (based on current P&I payments).  The loan appears to meet all SBA eligibility requirements, subject to noted exceptions listed above.
																																																																																																											UTL - CAVIRS for Guarantors. (Borrower on file) UTL - Environmental Questionnaire UTL - SAMS search for Borrower and Guarantors (Affiliate on file) UTL - Final Title Policy on residence	5118279104	06/09/23	$150,000	85%	06/20/23	26860105	90 days from approval	waived	www.pay.gov	UTD	UTD-A current loan history was not provided.							Yes			$147,450							$2,550	2023 projections	0%	n/a	n/a	10.96	8.96	X	X				X	X				X	X				X	X							X		X	X				X		X		UTL - CAVIRS for Guarantors. (Borrower on file)	X	X							X		X	X				X	X							X					X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X							X		X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X				X		X		UTL - EQ				X			X	X				X	X				X	X							X					X		X	X				X	X							X					X		X	X				X		X		UTL - Final Title Policy on residence				X		X	X				X		X		UTL - SAMS search for Borrower and Guarantors (Affiliate on file)				X	Waived	X	X				X		X		UTL - Final Title Policy on residence					X	New loan				X		X	X				X	x
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	Skin Care Treatment	Corporation	[REDACTED]		10/20/23	148	06/29/23		06/30/23	WSJ +3.0%	$6,061	SBA 7a UCC	$435,500	$431,818	$0	($326,625)	($323,863)	$108,875	$107,954		$86,364	11.25%	10/01/23	None	UTD	Never	UTD		75%	[REDACTED]	Yes													06/30/23	07/13/23		Yes	NOTES: Lender has a purchase money 1st on new equipment and a 2nd blanket lien position on all business assets.	Equipment- all UCC	$433	99%	Blanket UCC-1	$207										[REDACTED]
SBA 7a loan originated in June 2023 for $435M for borrower to purchase equipment to expand the existing business.  The borrower, [REDACTED], Inc is 100% owned by [REDACTED].  The business provides skin care treatments with the owner running the day to day operations.  The loan is secured by a 1st position UCC filing on the new equipment being purchased and a 2nd blanket lien position on all business assets, junior to SBA EIDL loan.  The loan is also guaranteed by owner, [REDACTED].  Per lender collateral analysis the loan is not fully secured after discounting and therefore life insurance is required.  However the owner was declined life insurance coverage and therefore the lender waived the requirement. Loan repayment is based on historical results of the business.  2022 DSCR is 1.98x and Global DSCR is 1.64x.  The loan appears to meet all SBA eligibility requirements with only minimal exceptions to documentation are noted above.
																																																																																																											UTL - CAIVRS report UTL - SAMS search	5142629102	06/22/23	$435,500	75%	06/30/23	26860105	n/a (no guaranty fee)	n/a (no guaranty fee)	n/a (no guaranty fee)	UTD	UTD-A current loan history was not provided.							Yes	$433,155									$2,345	2022	0%	1.30	4.50	1.98	1.64	X	X				X	X				X	X				X	X							X		X	X				X		X		UTL	X	X							X		X	X				X	X							X					X					X		X	X				X	X				X	X					X	X				X	X							X		X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X							X					X					X			X	X				X	X				X	X							X	Loan not fully secured and life insurance for owner required, however credit memo indicates the owner was declined for a life insurance policy. As a result, life insurance was waived.				X		X	X				X	X							X					X		X	X				X	X							X		X	X				X		X		UTL				X	No guaranty fee	X	X				X	X					X			X	New loan	X			X	New loan	X			X	New loan	X			X	New loan
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	Freight Trucking	LLC	[REDACTED]		09/05/23	UNK	04/20/23		04/21/33	WSJ + 2.25%	$29,617	SBA 7a UCC	$2,194,900	$2,190,452	$0	($1,646,175)	($1,642,839)	$548,725	$547,613		$438,090		07/01/23	NA	UTD	Never	UTD		75%	[REDACTED]	Yes													04/26/23	06/26/23		No	NOTES:	Specific Equipment	$1,898	87%	Assignment of Life Ins.	$2,195		Blanket UCC-1	$0							[REDACTED]
Loan originated in March 2023 in the amount of $2,194,190 to refinance truck/trailer loans.  The borrower, [REDACTED], is a general freight trucking company that operated out of [REDACTED].  The business is 100% owned by [REDACTED] who has 15 years industry experience.  The co-borrower, [REDACTED], is an affiliate business owned by [REDACTED] that was formed in 2022 and is currently inactive.  The loan is secured by a 1st position lien on 27 trucks and 3 trailers and a 2nd position UCC filing on all business assets.  The value of the trucks and trailer per credit memo was $1.9MM making the LTV 87% based on the current loan balance.  Additionally there is an assignment of life insurance of $2,194,900.  There is no indication an appraisal of the trucks/trailer was completed.  The other business assets were given no value.  Loan repayment is based on historical cash flows 2021 and YTD 2022.  DSC for 2021 was 1.28x and Global DSC of 1.05x.  For 2022 YTD the DSC was 3.47x and Global DCR was 1.48x. The loan appears to meet all SBA eligibility requirements.
																																																																																																											None	4932669103	03/22/23	$2,194,900	75%		UTL	06/22/23	04/24/23	Pay.gov	UTD	UTD-A current loan history was not provided.			No		No	No	Yes							$2,133,512			$61,388	2022	n/a	1.37	3.00	3.47	1.48	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X							X		X	X							X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X							X		X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X							X					X					X			X	X				X	X				X	X				X	X				X	X				X	X				X	X							X					X		X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X					X		X		UTL - Updated financials in file.	X		X		UTL - Request for updated financials in file.	X		X		UTD	X	X			UTD
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	Pre-Made Beverages	LLC	[REDACTED]		09/06/23	UNK	07/25/19		07/25/29	WSJ + 2.0%	$2,337	SBA 7a UCC	$169,000	$125,016	$0	($126,750)	($93,762)	$42,250	$31,254		$25,003	10.25%	10/01/22	NA	UTD	Never	UTD		75%	[REDACTED]	Yes	[REDACTED]	Yes	[REDACTED]	Yes	[REDACTED]	Yes							08/05/19	UTL		UTD	NOTES:	Blanket UCC-1	$0												SFR 2nd DT	[REDACTED]	06/17/19	$275	UTL	UTL	09/12/19	$169	$107		$125	85%
Loan originated in July 2019 in the amount of $169,000 to fund working capital and inventory purchases for a new startup business.  [REDACTED] was formed in 2018 and created a product designed for bars and restaurants to make pre-batched cocktails.  The company is owned by [REDACTED] and [REDACTED].  The loan is secured by a 1st position UCC filing on all business assets and a 2nd D/T on a SFR owned by [REDACTED] & [REDACTED].  ([REDACTED] is [REDACTED]'s father)  The lender estimated the value of the SFR at $274,554 with an existing 1st of $107M making the LTV 85% based on the current loan balance.  (no appraisal in file).  No value was given to the UCC filing on business assets.  Loan repayment is based on 1st year projected EBITDA of $489M and personal income of $61M providing a DCR of 19.92x.  Annual review dated 12/6/22 shows 2021 tax return results that provide a business DCR of 3.78x.  The loan appears to meet all SBA eligibility requirements; however, multiple exceptions to documentation are noted above.
																																																																																																											UTL - RE Title Policy UTL - SAMS Search UTL - Guarantee fee payment verification (Form 1050 does not itemize payments)	3865077007	07/23/19	$169,000	75%		UTL	10/23/23	UTL	Pay.gov	UTD	UTD-A current loan history was not provided.		Yes				Yes				$162,698							$6,302	Projections	18%	22.61	3.00	17.69	19.92	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X							X					X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X							X	New business	X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X							X					X			X	X				X	X				X								X					X		X	X							X					X					X		X	X				X		X		UTL				X		X	X				X		X		UTL	X		X		UTL	X	X				X		X		UTL		X	X			Annual review dated 12/6/22 in file to include updated financials.	X	X				X	X				X		X		UTD
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	Restaurant	S-Corp	[REDACTED]		09/05/23	UNK	01/04/23		01/04/33	WSJ + 2.50%	$3,419	SBA 7a UCC	$250,000	$243,539	$0	($187,500)	($182,654)	$62,500	$60,885		$48,708	10.75%	07/01/23	NA	UTD	Never	UTD		75%	[REDACTED]	Yes													01/05/23	01/18/23		Yes	NOTES:	Blanket UCC-1	$0	UTD	Assignment of Life Ins.	$250										[REDACTED]
SBA 7a UCC loan originated in January 2023 for $250,000 to add to working capital, make leasehold improvements and debt refinance.  Borrower injected $5,000 to the leasehold improvements and make minor repairs. Business started in 2021 and is 100% owned by [REDACTED], guarantor.  Borrower is a full service, Japanese Sushi restaurant and is located in [REDACTED].  Collateral consists of a first perfected security interest in business assets.   Assignment of life insurance for $250,000 was also provided by the guarantor.  Repayment is based on historical cash flow with a 2021 DSC of 1.0x, based on current P&I payments with interim 2022 DSC of 2.10x. The Bank has requested annual current financial information but the borrower has not complied.  The loan appears to meet all SBA eligibility requirements.
																																																																																																											None	4685809110	12/20/22	$250,000	75%	01/04/23	26860105	90 days from approval	N/A	Pay.gov	UTD	UTD-A current loan history was not provided.	No	No	No	No	No	No	Yes			$174,778				$29,522	$40,700		$5,000	2021	2%	2.35	3.57	UTD	1.00	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X							X		X	X							X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X							X					X					X			X	X				X	X				X	X				X	X				X	X							X					X					X					X		X	X				X	X							X		X	X				X	X							X		X	X				X	X					X		X		Bank has requested annual current financial information but borrower has not complied.	X	X			Bank has requested updated financial information but borrower has not complied. Per SOP, Bank is required to request updated financial info., but cannot call a default if not received.	X		X		UTD	X		X		UTD
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	Video Production	LLC	[REDACTED]		09/05/23	UNK	02/21/23		02/23/33	WSJ + 2.75	$2,822	SBA 7a UCC	$203,000	$200,441	$0	($152,250)	($150,331)	$50,750	$50,110		$40,088	11.00%	07/01/23	NA	UTD	Never	UTD		75%	[REDACTED]	Yes													03/14/23	03/22/23		Yes	NOTES:	Blanket UCC-1	$18		Assignment of Life Ins.	$203		FF& E (value per appraisal)	$21							[REDACTED]
SBA 7a UCC loan originated in Februsry 2023 for 203,000 to add to working capital, make leasehold improvements and purchase equipment.   Business started in 2018 and is 100% owned by [REDACTED], guarantor.  Business produces podcast content along with video production for online TV mediums such as youtube. Business is located on [REDACTED]. in [REDACTED].   Collateral consists of a first perfected security interest in business assets.   Assignment of life insurance for 203,000 was also provided by the guarantor.  Repayment is based on historical cash flow with a 2022 DSC of 3.76x, based on current P&I payments.  The loan appears to meet all SBA eligibility requirements.
																																																																																																											None	4707139101	12/28/22	$203,000	75%	02/21/23	26860105	90 days from approval	N/A	Pay.gov	UTD	UTD-A current loan history was not provided.	No	No	No	No	No	No	Yes	$21,400		$155,600					$23,000		$3,000	2022	N/A	N/A	13.04	3.76	4.13	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X							X		X	X							X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X							X		X			X					X			X	X				X	X				X	X				X	X				X	X							X					X					X					X		X	X				X	X							X		X	X				X	X							X		X	X				X	X					X	X				X	X			Bank has requested updated financial information but borrower has not complied. Per SOP, Bank is required to request updated financial info., but cannot call a default if not received.	X	X				X	X
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	retail donuts	unknown	[REDACTED]		09/05/23	4226727010	02/27/20		03/20/30	WSJ + 2.25%	$2,604	SBA 7a UCC	$192,000	$148,191	$0	($144,000)	($111,143)	$48,000	$37,048		$29,638	10.50%	10/01/22	NA	UTD		UTD		75%	[REDACTED]	2/27/20	[REDACTED]	2/27/20											02/07/20	UTL			NOTES:	Blanket UCC-1			Assignment of Life Ins.	$192										[REDACTED]
Originated in 2020 for 192M to purchase equipment and provide tenant improvements and working capital. [REDACTED] was established in 3/19 and is wholly owned and operated by the two guarantors (spouses). This is considered a start-up loan that will provide the needed expansion funds to build-out the location. Collateral is a priority blanket UCC filing. Repayment is based on an annualized proforma 2020 profit and loss analysis that provides a DSC of 10.91. Collateral is all available and includes an assignment of life insurance on guarantor, [REDACTED]. The Bank has requested annual current financial information but the borrower has not complied. The loan appears to meet all SBA eligibility requirements; however, multiple exceptions to documentation are noted above.
																																																																																																											UTL SBA Form 1920 on file. UTL Evidence of permanent residency for guarantor [REDACTED]. Assignment of Life Insurance was in file, but not related policy and acknowledgement UTL Post search to confirm priority UCC lien as approved. UTL SAMS search.	42267270-10	02/06/20	$192,000	75%	03/20/20		05/06/20	03/23/20	pay.gov	UTD	UTD-A current loan history was not provided.		Yes				Yes		$66,029		$54,151					$65,000		$6,820	2020 proforma	6%	2.83	0.87	10.91	not presented	X		X		UTL	X	X				X	X				X	X							X		X	X				X	X				X		X		UTL Evidence of permanent residency for guarantor [REDACTED].				X		X	X				X	X							X					X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance other than noted exceptions.				X		X	X							X					X					X			X	X				X	X				X	X				X		X		Assignment obtained, but not evidence of related policy and acknowledtement	X		X		Assignment obtained, but not evidence of related policy and acknowledtement				X		X	X							X					X		X	X				X		X		UTL UCC Search - CAR calls for priority UCC filing.				X		X	X				X		X		UTL SAMS Search.	X	X				X		X		UTL SBA Form 1050.	X	X					X		X		Bank has requested annual current financial information but borrower has not complied.	X	X			Bank has requested updated financial information but borrower has not complied. Per SOP, Bank is required to request updated financial info., but cannot call a default if not received.	X	X			UTL Expires 2023	X	X
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	accounting & tax services	S Corp	[REDACTED]		09/05/23	4704259107	01/06/23		01/09/33	WSJ +2.50%	$3,564	SBA 7a UCC	$261,000	$253,904	$0	($195,750)	($190,428)	$65,250	$63,476		$50,781	10.75%	07/01/23	NA	UTD	Never	UTD		75%	[REDACTED]	1/6/23	[REDACTED]	1/6/23											01/09/23	01/13/23		Junior	NOTES:	Blanket UCC-1			Assignment of Life Ins.	$300									SFR 2nd DT	[REDACTED]		$839	10/05/22	$257	UTL		$683						SFR 2nd DT	[REDACTED]	UTL	$532	01/30/23	$257	01/30/23	$261	$256
Originated in 1/23 for 261M to refinance debt and provide 85M working capital. [REDACTED] was established in 1991 and provides accounting and tax services for businesses in financial, manufacturing, and services industries. The company is wholly owned by guarantor [REDACTED] who is a CPA. Collateral consists of a junior blanket UCC filing and a 2nd TD on an SFR property. Real estate collateral provides a 97% CLTV based on Lender's estimate of value. Lender also acquired an Assignment of Life Insurance policy of 300M on guarantor [REDACTED]. Repayment is based on historical cash flow with a 2021 GDSC of 5.75 (5.56 at present P&I payment levels). The loan appears to meet all SBA eligibility requirements.
																																																																																																											None	47042591-07	12/27/22	$261,000	75%		26860105	03/27/23	Waived per SBA Notice 5000-836123	n/a	UTD	UTD-A current loan history was not provided.		UTD					Yes			$85,409				$169,191			$6,400	2021	n/a	8.35	32.20	7.28	5.75	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X							X		X	X							X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance other than noted exceptions.				X		X	X				X	X							X					X			X	X				X	X				X	X				X	X				X	X							X		X	X							X					X		X	X				X	X							X		X	X				X	X							X	Waived per SBA Notice 5000-836123.	X	X				X	X					X			X	New Loan	X			X	New Loan	X	X			UTL Evidence of current insurance on collateral property (expired). Expires 2024	X	X
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	[REDACTED] Propainter Franchisee	S Corp	[REDACTED]		10/20/23	151	06/29/23		06/30/33	WSJ +3.0%	$1,567	SBA 7a UCC	$112,600	$111,648	$0	($95,710)	($94,901)	$16,890	$16,747		$11,165	11.25%	10/01/23	None	UTD	Never	UTD		85%	[REDACTED]	Yes	[REDACTED]	Yes	[REDACTED]	Yes	[REDACTED]	Yes							06/30/23	07/20/23		Yes	NOTES:	Blanket UCC-1	UTD												SFR 2nd DT	[REDACTED]	Redfin	$631	UTL		08/09/23	$113	$299	47%	$113	65%
Subject is a 10 year term loan  originated on 6/XX/23 to provide funds for business acquisition of an existing [REDACTED] Franchise.  Borrower provided 359M of their own funds from personal savings as an equity injection toward the purchase price of 413.7M, and  listing / agent fees of 53M. Owners [REDACTED] and [REDACTED] are experienced construction contractors and RE agents. [REDACTED] is on the SBA Franchise Directory and is the largest residential and commercial painter in the country. Collateral consists of a 2nd D/T on the principal's primary residence, and a priority blanket UCC filing. The CLTV was 65% real estate only at origination, thus loan is considered fully secured. Repayment is based on historical cash flow of the existing franchisee with a 2022 DSC of 5.71x. The Bank has requested annual financial information for ongoing monitoring. The loan appears to meet all SBA eligibility requirements; however, multiple exceptions to documentation are noted above.
																																																																																																											UTL title policy and/or lien search for residential property located at [REDACTED] UTL ratio analysis in credit memo with comparison to industry trends UTL SAMS exclusion search for Agent / Broker JG Capital Partners and [REDACTED]	5121889100	06/13/23	$112,600	85%	06/30/23	26860105	09/13/23	UTL	Non Delegated Processing	UTD	UTD-A current loan history was not provided.		UTD			X											$107,750	$4,850	2022	$359,000	UTL	UTL	5.71	2.34	X	X			Non-Delegated processing, PLP certification not required	X	X				X	X				X	X							X		X	X				X	X			CAIVRS reports on file	X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X		X		UTL ratio analysis in credit memo with comparison to industry trends	X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.	X	X				X	X							X					X					X			X	X				X	X				X	X							X					X					X		X	X							X					X		X	X				X		X		UTL title policy and/or lien search for residential property located at [REDACTED]				X		X	X				X		X		UTL SAMS exclusion search for Agent / Broker JG Capital Partners and [REDACTED]	X				No Fee required.	X						X			Need title policy		X			X	New Loan	X			X	New loan	X					X
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	Home Goods E-Commerce Business	LLC	[REDACTED]		10/20/23	71	05/11/23		05/12/33	WSJ +2.75%	$2,796	SBA 7a UCC	$104,000	$101,754	$0	($78,000)	($76,315)	$26,000	$25,438		$20,351	11.00%	10/01/23	None	UTD	Never	UTD		75%	[REDACTED]	Yes													05/12/23	05/25/23		No, behind SBA	NOTES:	Blanket UCC	UTD		Assignment of Life Ins.	$103										[REDACTED]
Subject originated on 05/XX/23 for 104M to provide working capital for business expansion and funds to pay off business credit card debts.  Borrower sells home goods online through eBay, and Amazon, and are expanding the business to have their own online store. Owner/Guarantor [REDACTED] has been working in e-commerce for the past 10 years.  Collateral consists of a blanket UCC filing in second position after SBA. Bank acknowledges  that loan is unsecured, but all available collateral has been taken. Repayment is based on historical cash flow with a 2022 DSC of 2.01x. The Bank has requested annual current financial information to monitor the loan. The loan appears to meet all SBA eligibility requirements; however, exceptions to documentation are noted above.
																																																																																																											UTL CAIVRS report for borrower and guarantor. Affiliate report is on file. UTL SAMS exclusion report for borrower and guarantor. Affiliate report is on file.	5007189109	04/24/23	$104,000	85%	05/12/23	26860105	N/A	N/A	Non Delegated Processing	55M EIDL	UTD-A current loan history was not provided.		UTD					X			$80,003				$20,637			$3,360			0.96	-1.93	3.04	2.70	X	X			Loan is processed through non-delegated authority. PLP certification not required.	X	X				X	X				X	X							X		X	X				X		X		UTL CAIVRS report for borrower and guarantor. Affiliate report is on file.	X	X							X		X	X				X	X				X	X				X	X							X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X							X		X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X							X					X					X			X	X				X	X				X	X				X	X				X	X							X		X	X							X					X		X	X				X	X							X		X	X				X		X		UTL SAMS report for borrower and guarantor. Affiliate report is on file.				X		X	X				X	X					X			X	New loan	X			X	New loan	X					X
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	Full Service Car Wash	LLC	[REDACTED]		09/05/23	4687119108	01/09/23		01/11/48	WSJ + 1.25%	$8,397	SBA 7a RE	$963,200	$956,230	$0	($722,400)	($717,173)	$240,800	$239,058		$191,246	9.50%	07/01/23	NA	UTD	Never	UTD		75%	[REDACTED]	Yes	[REDACTED]	Yes	[REDACTED]	Yes									01/11/23	03/08/23		No	NOTES:	Blanket UCC-1	$590											Value of car wash machinery & equipment taken from business balance sheet. M&E value not broken out in appraisal	Car Wash 1st DT	[REDACTED]	10/26/22	$2,090	01/12/23	$963	01/12/23	$963	$956	46%
The loan originated in December 2022 in the amount of $963,200 to refinance an existing loan on the subject car wash property.  The existing loan has a upcoming balloon payment and the new loan will provide more favorable terms.  The business is a full-service car wash located at [REDACTED] with 5 car wash stations.  The loan is secured by a 1st D/T on the subject CRE and a 2nd position UCC filing on Machinery & Equipment.  The subject was appraised at $2,090M which included all M&E.  There was not a separate allocation for the real estate and the M&E in the appraisal report.  The lender used the value of the M&E from the company balance sheet.  Based on the appraisal only the LTV is 46% using the current loan balance.  The loan is personally guaranteed by the owners, [REDACTED] & [REDACTED].  Repayment of the loan is based on 2021 and 2022 YTD financials.  DSC for 2021 is 1.91x and Global DCR is 2.59x.  2022 YTD BDC is 1.09x and Global is 2.12x.   The loan appears to meet all SBA eligibility requirements.
																																																																																																											UTL - Environmental Questionnaire	4687119108	12/20/22	$963,200	75%		26860105	03/20/23	01/11/23	Pay.gov	UTD	UTD-A current loan history was not provided.							Yes							$944,910			$18,290	2022	n/a	4.31	-5.00	1.09	2.12	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X							X		X	X							X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X							X		X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X				X		X		UTL	X	X					X	X				X	X				X	X							X					X		X	X				X	X							X					X		X	X				X	X							X		X	X				X	X				X	X				X	X				X	X					X		X		UTL updated financials	X		X		UTL - Request for updated financials.	X		X		UTD	X		X		UTD
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	Recruiting and Staffing Service	S Corp	[REDACTED]		10/19/23	145	08/08/23		08/08/33	WSJ +3.0%	$2,796	SBA 7a UCC	$101,754	$101,754	$0	($86,491)	($86,491)	$15,263	$15,263		$10,175	11.25%	10/01/23	None	UTD	Never	$153	$153	75%	[REDACTED]	Yes	[REDACTED]	Yes	[REDACTED]	Yes									UTL				NOTES: The original Loan Authorization required a UCC-1 filing on all business assets since equipment and fixtures purchase were part of the loan request. The modified Loan Authorization removed equipment and fixture purchases, with loan proceeds to be solely working capital. It is unclear if a UCC-1 filing is still required, the modified Loan Authorization did not address this. However, since there is collateral, it should be taken.	Assignment of Life Ins.	$188												SFR 2nd DT	[REDACTED]	Zillow 4/21/23	$285	not required		08/08/23	$203	$209	74%	$203	145%
Subject originated on 08/XX/23 for 203M to provide working capital for business expansion for [REDACTED]. Borrower is a staffing and recruiting company in [REDACTED], owned and operated by [REDACTED], who has over 20 years experience in this field. He also has a consulting company called [REDACTED], which provides a limited guarantee. Collateral consists of a 2nd D/T on the principal's' primary residence, which is held under [REDACTED], and an assignment of life insurance on the principal. The original credit approval included a priority blanket UCC filing since borrower was initially going to purchase equipment and fixtures. The revised credit memo eliminated the purchases, with proceeds only for working capital. A UCC-1 filing is still indicated since the borrower has assets on the balance sheet, so that all available collateral has been taken per SBA SOP. The CLTV was 145% real estate only at origination. Repayment is based on historical cash flow with a 2022 DSC of 2.33x. The Bank has requested annual current financial information for monitoring purposes. The loan appears to meet all SBA eligibility requirements; however, multiple exceptions to documentation are noted above.
																																																																																																											UTL Form 1920 UTL Form 1919 UTL Recorded D/T on property located at [REDACTED] UTL UCC filing. See note above on UCC-1 filing. Borrower's balance sheet indicates assets, therefore UCC-1 should be filed.	5061659109	05/17/23	$203,000	75%	08/15/23	26860105	N/A	N/A	UTD	$0	UTD-A current loan history was not provided.		X					X			$199,786							$3,214	12/31/22	N/A	1.64	1.56	2.33x	0.85x	X		X		UTL Form 1920	X	X				X	X				X	X							X		X		X		UTL Form 1919	X	X				X		X		UTD without Form 1919				X		X	X				X	X							X					X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X							X		X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X							X					X					X			X	X				X	X				X	X				X	X				X	X							X		X	X							X					X		X	X				X		X		1) UTL UCC Filing and Post Search 2) UTL Recorded D/T on property at [REDACTED]. Loan Authorization does not require title insurance				X		X	X				X	X							X		X	X				X		X		See above on UCC and recorded D/T		X			X	New loan	X			X	New loan	X					X
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	Skin Care Treatment	LLC	[REDACTED]		10/19/23	110	06/01/23		06/02/33	WSJ +3.0%	$3,048	SBA 7a UCC	$218,000	$214,942	$0	($163,500)	($161,207)	$54,500	$53,736		$42,988	11.25%	10/01/23	None	UTD	Never	UTD		75%	[REDACTED]	Yes													06/02/23	07/03/23		Yes	NOTES:	Blanket UCC-1	$199	109%	Assignment of Life Ins.	$218										[REDACTED]
SBA 7a loan originated in June 2023 to refinance existing business debt and provide working capital.  The business was established in 2018 and is 100% owned by [REDACTED].  The business, DBA: The [REDACTED], provides skincare treatments, body care treatments, and wellness treatments.  The loan is secured by a 1st position blanket UCC filing on all business assets, a personal guaranty by [REDACTED], and an Assignment of Life Insurance in the amount of $218M.  Per the credit memo the collateral is valued at $199,293 per company balance sheet statement providing an LTV of 109%.  Using a 50% liquidation value indicates the loan is not fully secured.  Loan repayment is based on historical business cash flow.  The 2022 year provides DSCR of 2.25x and Global DSCR of 1.20x.  The loan appears to meet all SBA eligibility requirements with minor exception listed above.
																																																																																																											UTL - CAIVRS Report Note: UTD if Dext Capital refinance was for the specific equipment related to UCC filing. Post search shows filing still in place. UTL - SAMS search	5085549105	05/26/23	$218,000	75%	06/02/23	26860105	n/a (no guaranty fee)	n/a (no guaranty fee)	n/a (no guaranty fee)	UTD	UTD-A current loan history was not provided.							Yes			$28,400				$187,384			$2,216	2022	0%	2.20	5.16	2.25	1.20	X	X				X	X				X	X				X	X							X		X	X				X		X		UTL	X	X							X		X	X				X	X							X		X	X							X					X		X	X				X	X					X	X				X	X							X		X	X				X	X				X	X							X		X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X							X					X					X			X	X				X	X				X	X				X	X				X	X				X	X				X	X							X					X		X	X				X	X			UTD if Dext Capital refinance included equipment related to specific UCC filing. Post loan search shows UCC filing still in place.				X		X	X				X		X						X	No guaranty fee.	X	X				X	X			See item #41 above.		X			X	New loan	X			X	New loan	X			X	New loan	X			X	New loan
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	Residential Remodel	LLC	[REDACTED]		10/19/23	119	06/09/23		06/12/33	WSJ +3.0%	$3,131	SBA 7a UCC	$225,000	$221,179	$0	($168,750)	($165,884)	$56,250	$55,295		$44,236	11.25%	10/01/23	None	UTD	Never	UTD		75%	[REDACTED]	Yes	[REDACTED]	Yes											06/12/23	06/16/23		Yes	NOTES: UCC in second position behind SBA	Blanket UCC-1	n/a	n/a	Assignment of Life Ins.	$100	n/a								SFR 3rd DT	[REDACTED]	N/A	$625	05/16/23	$225	UTL	$225	$214		$150		$225	94%	Land 1st DT	[REDACTED]	N/A	$20	05/12/23	$225	UTL		$225					see comments
Originated in June 2023 this is an SBA 7a - RE loan for 225,000 to provide working capital. Borrower is an existing residential improvement company and is owned 100% by [REDACTED], Guarantor.  Collateral consists of a second UCC filing on all business assets behind SBA, third D/T on Borrower's residence and 1st D/T on residential land.  Assignment of  life insurance was also taken on Guarantor.  Bank calculates 90% collateral coverage yet all available collateral was taken.  Repayment is based on projected cash flow with a 2023 DSC of 3.21 (based on current P&I payments).  The loan appears to meet all SBA eligibility requirements, subject to the documentation exceptions noted above.
																																																																																																											UTL - Payment of SBA Guaranty Fee UTL - Recorded D/T for [REDACTED] not in file. UTL - Recorded D/T for [REDACTED] not in file.	5096349110	06/01/23	$225,000	75%	06/09/23	26860105	90 days from approval	UTL	www.pay.gov	UTD	UTD-A current loan history was not provided.							Yes			$222,378							$2,622	2023 Projection	0%	6.69	2.61	3.21	2.30	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X							X					X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X							X					X					X			X	X				X	X				X	X				X	X				X	X				X	X				X	X							X					X		X	X				X	X							X		X	X				X	X				X		X		UTL - payment of SBA guaranty fee.	X	X				X		X		UTL - Recorded D/T (s), however title policy confirms recording.					X	New loan				X		X	X				X	X
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	Plumbing, Heating and AC Contractors	S-Corp	[REDACTED]		09/06/23	4781759108	01/26/23		01/27/33	WSJ +2.75%	$37,568	SBA 7a UCC	$2,700,000	$2,659,525	$0	($2,025,000)	($1,994,644)	$675,000	$664,881		$531,905	11.00%	07/01/23	NA	UTD	Never	UTD		75%	[REDACTED]	Yes	[REDACTED]	Yes	[REDACTED]	Yes	[REDACTED]	Yes	[REDACTED]	Yes					02/08/23	02/24/23		Yes	NOTES:	Blanket UCC-1	$0	N/A	Assignment of Life Ins.	$2,700	N/A	Specific Equipment	$33	see comments						[REDACTED]
SBA 7a UCC loan originated in January 2023 for $2,700,000 to purchase an existing business, purchase equipment and provide working capital.   Borrower,  [REDACTED] is an established plumbing and AC contractor located in [REDACTED] that is buying another existing business, [REDACTED] located in [REDACTED].  Ownership of both businesses will be 100% by [REDACTED], Guarantor.  [REDACTED] will run the operation in [REDACTED] and [REDACTED] will run the business in [REDACTED].  Both individuals have  over 30 years' experience in the industry and contributed 10% cash equity to the purchase.  Business valuation in file shows market value of $2,800,000 as of 07/31/22 (primarily Goodwill). Collateral consists of a second priority blanket UCC filing on all business assets and title ownership of specific service vehicles.  Bank shows total collateral value to support this loan of $64,106 or 2.37% collateral coverage.  Assignment of life insurance for $2,700,000 was provided by [REDACTED], guarantor.  Repayment is based on projected cash flow with a 2022 DSC of 1.14x, based on current P&I payments.  The loan appears to meet all SBA eligibility requirements.
																																																																																																											None	4781759108	01/23/23	$2,700,000	75%	01/26/23	26860105	90 days from approval	01/30/23	Pay.gov	UTD	UTD-A current loan history was not provided.	No	Yes	Yes	No	No	No	Yes	$37,535		$185,000						$2,400,000	$77,465	Projections	10%	3.01	UTD	1.14	1.76	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.	X	X				X	X							X					X					X			X	X				X	X				X	X				X	X				X	X							X		X	X				X	X							X		X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X					X	X				X	X				X	X			UTL - Hazard Insurance	X	X
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	Restaurant	LLC	[REDACTED]		10/19/23	136	05/18/23		05/19/33	WSJ +3.0%	$6,787	SBA 7a UCC	$483,200	$478,438	$0	($362,400)	($358,828)	$120,800	$119,609		$95,688	11.25%	10/01/23	None	UTD	Never	UTD		75%	[REDACTED]	Yes													05/18/23	05/23/23		Yes	NOTES:	FF& E (value per appraisal)	$254	190%	Assignment of Life Ins.	$458										[REDACTED]
SBA 7a loan originated in May, 2023 to fund the business purchase of an existing restaurant known as [REDACTED] located in [REDACTED].  The borrowing entity is 100% owned by [REDACTED].  The restaurant specializes in hot, cold and grilled sandwiches, salads and complete dinners featuring charbroiled chicken and beef as well as pasta dishes.  The loan is secured by a blanket UCC filing on all business assets, a personal guaranty by [REDACTED], and an Assignment of Life Insurance in the amount of $457,785.  The collateral was valued at $254M per business valuation which provides an LTV of 190%, therefore the loan is not fully secured.  Loan repayment is based on historical tax return/financial statement information from the seller.  The 2022 results provide a business DSCR of 1.18x.  Global DSCR is .98x for 2022.  Projected Year 1 DSCR is 3.82x and Global DSCR is 6.06x.  The loan appears to meet all SBA eligibility requirements with only minor exceptions listed above.
																																																																																																											UTL - Business valuation appraisal UTL - SBA Form 159	5044579107	05/10/23	$483,200	75%	05/19/23	26860105	n/a (no guaranty fee)	n/a (no guaranty fee)	n/a (no guaranty fee)	UTD	UTD-A current loan history was not provided.			Yes													$475,000	$8,200	2022	20%	4.95	4.95	1.18	0.98	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.	X		X		UTL	X	X				X		X		UTL				X					X			X	X				X	X				X	X				X	X				X	X				X	X				X	X							X					X		X	X				X	X							X		X		X		UTL	X	X							X		X	X				X	X					X			X	New loan	X			X	New loan	X			X	New loan	X			X	New loan
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	Seafood Market and Restaurant	LLC	[REDACTED]		10/19/23	175	07/12/23		07/14/48	WSJ +2.50%	$4,118	SBA 7a RE	$428,000	$426,056	$0	($321,000)	($319,542)	$107,000	$106,514		$85,211	10.75%	10/01/23	None	UTD	Never	UTD		75%	[REDACTED]	Yes	[REDACTED]	Yes	[REDACTED]	Yes	[REDACTED]	Yes							07/12/23	UTL		UTD	NOTES:	Blanket UCC-1													Retail Bldg. 1st DT	[REDACTED]	05/18/23	$470	07/13/23	$428	07/13/23	$428	$428					see comments	SFR 1st DT	[REDACTED]	N/A	$134	07/11/23	$428	07/11/23	$428	$428					see comments	SFR 1st DT	[REDACTED]	N/A	$67	07/11/23	$428	07/11/23	$428	$428					see comments
Originated in July 2023 this is an SBA 7a - RE loan for 428,000 to purchase a restaurant building, equipment and provide working capital.  Co-Borrowers are 100% owned by [REDACTED], Guarantor.   Borrower is a family owned seafood market and full service restaurant established in 2018.  [REDACTED] is contributing 47,550 in personal resources as equity of 10%.  Collateral consists of a first D/T on commercial property being purchased as well as first D/T on both guarantors' primary residences.  A priority UCC filing on all business assets is also required.  Bank calculates 120% collateral coverage.  Loan structure is an EPC / OC with [REDACTED] as the EPC and [REDACTED] as the operating company.  Repayment is based on projected cash flow with a 2023 DSC of 2.45 (based on current P&I payments).  The loan appears to meet all SBA eligibility requirements.
																																																																																																											UTL - CAVIRS for Co-Borrowers and Guarantors UTL - Form 159 did not itemize broker fee in excess of 2,500. UTL - UCC Post Search showing Lender's priority position UTL - Flood Certificate for property at [REDACTED] UTL - Ratio Analysis was not included in Credit Approval Memo	5173629105	07/03/23	$428,000	75%	07/12/23	26860105	90 days from approval	waived	www.pay.gov	UTD	UTD-A current loan history was not provided.	Yes						Yes	$8,000	$354,450	$60,050							$5,500	2023 projections	10%	UTL	UTL	2.45	2.09	X	X				X	X				X	X				X	X							X		X	X				X		X		UTL - CAVIRS for Co-Borrowers and Guarantors	X	X				X	X				X	X				X	X							X					X					X		X	X				X	X				X	X					X	X				X	X				X	X				X		X		UTL - Ratio Analysis was not included in Credit Approval Memo	X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X							X		X					X		X		UTL - not found in file		X	X				X	X				X		X		UTL - Flood Certificate for property at [REDACTED]				X					X		X	X				X	X							X					X		X	X				X		X		UTL UCC Post Search showing Lender's priority position				X		X		X		UTL - Form 159 did not itemize broker fee in excess of 2,500.	X	X							X		X	X				X		X		UTL UCC Post Search showing Lender's priority position					X	New loan				X		X	X				X		X
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	Marine Service and Repair	LLC	[REDACTED]		09/05/23	4704279102	01/30/23		01/31/23	WSJ + 2.75%	$8,894	SBA 7a UCC	$640,000	$627,407	$0	($480,000)	($470,555)	$160,000	$156,852		$125,481	11.00%	07/01/23	NA	UTD	Never	UTD		75%	[REDACTED]	Yes													02/02/23	02/16/23		Yes	NOTES:	Blanket UCC-1	$13	N/A	Assignment of Life Ins.	$640										[REDACTED]
SBA 7a UCC loan originated in January 2023 for 640,000 to purchase an existing business and provide working capital.  The transaction is a buy-out of an existing company, [REDACTED] that specializes in repairing yachts equipped with [REDACTED] propulsion and control systems and is located in [REDACTED].  Borrower is 100% owned by [REDACTED] who has been a key employee and service manager for since 2015.  The two sellers each provided carry back notes for 100,000 which are on full standby.   [REDACTED] provided 100,000 of personal funds as an equity injection.  Purchase price was 940,00 and the business valuation in file reflects market value of 980,000. Collateral consists of a first priority blanket UCC filing on all business assets.  Assignment of life insurance for 640,000 was also provided by the guarantor.  Repayment is based on historical cash flow with a 2022 DSC of 1.87x, based on current P&I payments.  The loan appears to meet all SBA eligibility requirements.
																																																																																																											UTL - CAVIRS (Broker) UTL - Form 159 did not provide attachment for fees in excess of 2,500 UTL - Standby Agreement and Notes for Sellers	4704279102	12/27/22	$640,000	75%	01/30/23	26860105	90 days from approval	02/01/23	Pay.gov	UTD	UTD-A current loan history was not provided.	No	Yes	Yes	No	No	No	Yes			$28,491						$600,000	$11,509	2022	16%	1.89	-1.19	1.87	1.94	X	X				X	X				X	X				X	X							X		X	X				X		X		UTL - CAVIRS (Broker)	X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.	X	X				X	X							X					X					X			X	X				X	X				X	X				X	X				X	X							X		X	X				X		X		UTL - Standby Agreement and Notes for Sellers				X		X	X				X	X							X		X		X		UTL - Form 159 did not include attachment for fees in excess of 2,500	X	X				X	X				X	X				X	X					X	X				X	X				X	X				X	X
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	law office	Professional Corp	[REDACTED]		09/06/23	4098267008	11/20/19	05/23/22	05/20/30	WSJ + 2.50%	$3,424	SBA 7a UCC	$250,000	$214,346	$0	($187,500)	($160,759)	$62,500	$53,586		$42,869	10.75%	10/01/22	NA	UTD		UTD		75%	[REDACTED]	11/20/19													11/20/19			UTD	NOTES:	Blanket UCC-1			Assignment of Life Ins.	300M										[REDACTED]
Originated in 2019 for 250M to acquire a business opportunity known as [REDACTED] ([REDACTED] only). The purchase price was 350M - 71% LTPP. The Lender also provides a 50M RLOC (non-SBA, not reviewed with this exam). Borrower cash injection was 108M. [REDACTED] was established in 2010 and solely specializes in immigration law. [REDACTED] was established as the new entity to own and operate the business and is wholly owned by the guarantor, [REDACTED]. [REDACTED] had 22 years' experience as an attorney at the time of this transaction. Collateral is a priority blanket UCC filing, and all available collateral has been taken. Repayment was based on historical cash flow and a 2020 proforma which demonstrates a DSC of 3.42. Borrower provided a 2021 P&L which indicates a 1.69 DSC. Borrower has requested and received multiple payment deferrals and IO modifications due to COVID with the most recent deferral granted in 5/22 at 6-months IO. The loan was designated as a problem credit at that time due to three payments returned NSF with subsequent collections resulting in the loan remaining over 30-days past due, as well as a decline in both business and personal credit scores. The loan remains a problem credit as borrower has not provided updated financial information as requested by the Lender. The 8/23 PLR reports payments are current. The loan appears to meet all SBA eligibility requirements; however, multiple exceptions to documentation are noted above.
																																																																																																											SBA Form 1920 is unsigned. UTL Ratio analysis and industry comparison at loan approval. UTL Evidence the SBA Guaranty fee was paid. Fee is itemized on Form 1050, but verification of pymt not in file. UTL Post UCC search to confirm Lender's priority interest. UTL SAM Search.	40982670-08	11/15/19	$250,000	75%	unknown	475116707	02/13/20	UTD	UTD	UTD	UTD-A current loan history was not provided.		UTD	Yes				Yes									$241,875	$8,125	2020 - proforma	30%	not presented	not presented	3.42	not presented	X		X		Unsigned	X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X				X	X							X					X					X		X	X				X	X					X	X				X	X				X	X				X		X		UTL Ratio analysis and industry comparison at loan approval.	X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance other than noted exceptions.	X	X				X	X							X					X					X			X	X				X	X				X	X				X	X				X	X				X	X				X		X		Only CA operations were sold and seller provided P&L for CA only - not able to verify transcripts.				X					X		X	X				X		X		UTL Post UCC Search.				X		X	X				X		X		UTL	X		X		UTL	X	X				X	X					X		X		Bank has requested annual current financial information but borrower has not complied.	X	X			Bank has requested updated financial information but borrower has not complied. Per SOP, Bank is required to request updated financial info., but cannot call a default if not received.	X		X		UTL	X	X
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	Retail Donut Shop	LLC	[REDACTED]		09/06/23	4716869110	01/26/23		01/27/48	WSJ + 1.75%	$1,391	SBA 7a RE	$152,800	$152,443	$0	($114,600)	($114,332)	$38,200	$38,111		$30,489	10.00%	07/01/23	NA	UTD	Never	UTD		75%	[REDACTED]	Yes													01/31/23	02/23/23		Yes	NOTES:	Blanket UCC-1	$12	N/A	FF& E (value per appraisal)	UTL Appraisal									Retail Bldg. 1st DT	[REDACTED]	11/18/22	$178	01/30/23	$153	01/30/23	$153
SBA 7a RE loan for 152,800 originated in January 2023 to purchase RE and add working capital.   Borrower is a retail donut shop 100% owned by [REDACTED], guarantor.  He currently owns and operates an affiliate donut shop that opened in 2015.  Collateral consists of a  first D/ T on commercial property located in [REDACTED] and a priority blanket UCC filing. Guarantor provided 30,000 (16%) cash injection to the purchase.  The CLTV was 86% real estate only at origination (estimated at 86% CLTV presently). Repayment is based on projected cash flow with a 2023 DSC of 1.64x (based on current P&I payments).  The loan appears to meet all SBA eligibility requirements.
																																																																																																											None	4716869110	01/04/23	$152,800	75%	01/26/23	26860105	90 days from approval	UTL	Pay.gov	UTD	UTD-A current loan history was not provided.	No	Yes	No	No	No	Yes	No		$119,900	$30,006							$2,834	Projections	16%	1.84	N/A	1.64	2.68	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X							X	X							X					X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X				X	X							X			X	X				X	X				X	X							X					X					X		X	X							X					X		X	X				X	X							X		X	X				X	X				X	X			Waived- not required due to loan amount.	X	X				X	X					X	X				X	X				X	X				X	X
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	Construction - Home Renovation	S-Corp	[REDACTED]		09/06/23	4869479101	04/20/23		04/01/33	WSJ + 2.25%	$9,599	SBA 7a UCC	$707,300	$706,247	$0	($530,475)	($529,685)	$176,825	$176,562		$141,249	10.00%	07/01/23	NA	UTD	Never	UTD		75%	[REDACTED]	Yes	[REDACTED]	Yes											04/20/23	04/25/23		yes	NOTES:	Blanket UCC-1	$1,826												SFR 2nd DT	[REDACTED]	09/24/22	$2,010	04/21/23	$707	04/21/23	$707	$1,150	92%
Loan originated in March 2023 in the amount of $707,300 for working capital and inventory purchases.  [REDACTED] is a high-end home renovation company which specializes in roofing, HVAC, painting, landscaping, and solar panel installation.  The owner, [REDACTED], has been in the construction industry since 2003 and is 100% owner of the business.  The loan is secured by a 1st position UCC filing on all business assets and a 2nd D/T on personal residence located at [REDACTED].  The lender analysis valued the SFR at $2.0MM with a 1st lien of $1.1MM which provides a 92% LTV based on the real estate only.  There was no appraisal in file for the SFR.  Loan repayment is based on historical 2021 and 2022 YTD financials.  DCR for 2021 is 3.63x and Global DCR is 1.57x.  For 2022 YTD the DSC is 15.5x and Global is 13.44x.  The loan appears to meet all SBA eligibility requirements.
																																																																																																											None	4869479101	02/24/23	$707,300	75%	04/23/23	26860105	05/24/23	04/20/23	Pay.gov	UTD	UTD-A current loan history was not provided.		Yes					Yes			$346,398							$360,902	2022	n/a	3.86	2.00	15.50	13.44	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X							X					X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X							X		X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X							X					X			X	X				X	X				X	X							X					X		X	X				X	X							X					X		X	X				X	X							X		X	X				X	X				X	X				X	X				X	X					X			X	New loan, financials not yet due.	X			X	New loan, financials not yet due.	X		X		UTD	X	X			UTD
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	Meat Market & Convenience Store Operation	LLC	[REDACTED]		10/19/23	133	07/07/23		07/07/48	WSJ +2.0%	$8,033	SBA 7a RE	$867,100	$864,654	$0	($650,325)	($648,490)	$216,775	$216,163		$172,931	10.25%	10/01/23	None	UTD	Never	UTD		75%	[REDACTED]	Yes	[REDACTED]	Yes											07/10/23	07/20/23		Yes	NOTES:	Blanket UCC-1	UTD												Retail Bldg. 1st DT	[REDACTED]	02/14/23	$790	UTL		07/10/23	$867	$867	71%					SFR 1st DT	[REDACTED]	N/A Zillow	$387			07/10/23	$867	$70	18%	$867	242%			SFR 1st DT	[REDACTED]	N/A Zillow	$210			07/10/23	$867	$100	48%	$867	460%
Subject originated on 07/XX/23 for $867.1M to refinance existing lender bridge loan (SBA financing is SID - Same Institution Debt). The original loan proceeds were used to purchase [REDACTED] in [REDACTED], an existing meat market and Convenience store. Borrower purchased both the real estate and the business, which the owner sold due to retirement. Lender provided a bridge loan to meet the seller's "hard" closing timetable, which was then refinanced with the subject loan. Borrower is owned by guarantors [REDACTED] and [REDACTED]. Both have extensive experience in owning/managing retail businesses.  Collateral consists of a 1st D/T on the grocery market, a 2nd D/T on [REDACTED]'s personal residence, a 2nd D/T on [REDACTED]'s personal residence, and a priority blanket UCC filing. Based on SBA advance rates against real estate, loan is considered fully secured, with no life insurance on the principals required. The CLTV was 71% based on  real estate only at origination, based on the value of all three collateral properties less existing liens.  Repayment is based on historical cash flow with a 2022 DSC of 1.96x. The Bank has requested annual current financial information to monitor the loan. The loan appears to meet all SBA eligibility requirements; however, multiple exceptions to documentation are noted above.

UTL Title Policy on commercial Property at [REDACTED]

UTL Title or Lien Search to determine priority of lien on residential property at [REDACTED]

UTL Title or Lien Search to determine priority of lien on residential property at [REDACTED]

UTL Dram Shop/Host liquor Liability Insurance, required per loan authorization

UTL SAMS exclusion report on agent / broker Umit Ister and Ister & Associates RE Group

Note: In the collateral analysis, lender gave a 10% advance rate against business value and liquor license value, which is not consistent with SOP. However the amount is not material and does not affect the loan being fully secured.
																																																																																																												5118379110	06/10/23	$867,100	75%	07/07/23	26860105	09/10/23	07/07/23	PLP		UTD-A current loan history was not provided.														$854,400			$12,700	12/31/22	N/A	3.50	-8.36	1.96	2.36	X	X			Submitted under non-delegated processing, PLP certification not required.	X	X				X	X				X	X							X		X	X				X	X			CAIVRS report on file	X	X							X		X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X							X		X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.	X	X				X	X
In the collateral analysis, lender gave a 10% advance rate against business value and liquor license value, which is not consistent with SOP. However the amount is not material and does not affect the loan being fully secured.
																																																																																																																																																																																																																																																																																							X	X				X	X				X	X					X	X				X	X				X	X							X					X		X		X		UTL Dram Shop/Host liquor Liability Insurance, required per loan authorization	X	X							X					X		X	X				X		X		Title Policies not obtained per Loan Authorization				X		X	X				X		X		UTL SAMS exclusion report on agent / broker Umit Ister amd Ister & Associates RE Group is not in the loan file.	X	X				X	X				X		X		Title Policies or lien searches not obtained per Loan Authorization		X	X				X	X				X					X
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	[REDACTED] spot hauler	unknown	[REDACTED]		09/06/23	4819439102	02/14/23		02/17/33	WSJ +2.50%	$18,525	SBA 7a UCC	$1,346,000	$1,331,319	$0	($1,009,500)	($998,489)	$336,500	$332,830		$266,264	10.75%	07/01/23	NA	UTD	Never	UTD		75%	[REDACTED]	2/14/23													02/16/23	03/02/23		Yes	NOTES:	Blanket UCC-1			Assignment of Life Ins.	Jose - 650M									SFR 3rd DT	[REDACTED]	Zillow	$1,075	04/13/23	$1,346	04/13/23	$1,346	$555		$200
Originated in 2/23 for 1,346M to purchase a business opportunity known as In [REDACTED] and provide 100M working capital and closing costs. The purchase price was 1,420M - 95% LTPP. Borrower cash injection was 147M and there is a seller-carry of 71M which is on full standby for the life of the loan. [REDACTED] is a newly established entity to own and operate the business and is wholly owned by [REDACTED] and [REDACTED] (spouses). In [REDACTED] was established in 2005 and predominately operates in the spot-run market for [REDACTED]. A spot-run operation has semi-trucks that hook and haul [REDACTED] Ground owned trailers over the road from station-to-hub, hub-to-hub, and hub-to-station. Trips are daily, weekly, monthly, and annually but are not contractually guaranteed like a dedicated run. Spot-run operators do not interact with the general public or load and unload. In [REDACTED] is well regarded in the industry. Guarantor [REDACTED] has over 20 years of business experience in commercial banking and asset-based lending and will maintain this position with [REDACTED] and oversee management and financial decisions of this company. The current management team and drivers will be maintained for continuity. Collateral consists of a 3rd TD on an SFR in [REDACTED], a priority blanket UCC filing, and an Assignment of Life Insurance. All available collateral is taken. The real estate provides a 194% LTV.  Repayment is based on historical cash flow with a 2021 DSC of 1.24; however, the seller's IRS Transcripts do not match the 2021 tax returns (not reconciled by Lender). Based on the Transcripts, the 2021 DSC would be 1.10 and the global DSC would be 1.49 (at current payment levels and not including the seller-carry on full standby). The loan appears to meet all SBA eligibility requirements other than the exceptions noted above.
																																																																																																											Seller's IRS Transcripts for 2021 do not match the 2021 tax returns and there appears to be no discussion or resolution on file.	48194391-02	02/03/23	$1,346,000	75%	04/13/23	26860105	05/04/23	02/21/23	pay.gov	UTD	UTD-A current loan history was not provided.		UTD	Yes		No		Yes			$100,000						$1,207,000	$39,000	2021	14%	1.31	9.97	1.24	1.59	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X				X	X							X					X					X		X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance other than noted exceptions.	X	X				X	X							X					X					X			X	X				X	X				X	X				X	X				X	X							X		X		X
Seller's 2021 IRS Transcripts do not match 2021 tax returns and we were UTL any reconciliation on file. Note, the 2021 DSC using the transcripts would be 1.13 (not including the seller-carry on full standby).
																																																																																																																																																																																																																																																																																																																																										X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X					X			X	New Loan	X			X	New Loan	X	X			Expired 6/24	X	X
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	staffing	S-Corp	[REDACTED]		09/06/23	4945889109	03/29/23		03/31/48	WSJ + 1.50%	$15,919	SBA 7a RE	$1,785,000	$1,782,702	$0	($1,338,750)	($1,337,027)	$446,250	$445,676		$356,540	9.75%	07/01/23	NA	UTD	Never	UTD		75%	[REDACTED]	03/29/23	[REDACTED]	03/29/23	[REDACTED]	03/29/23									03/31/23	04/12/23		Yes	NOTES:	Blanket UCC-1												Note: No FF&E	Office Bldg. 1st DT	[REDACTED]	01/14/23	$2,100	03/31/23	$1,785	03/31/23	$1,785
Originated in 3/23 for 1,785M to purchase OO office property in [REDACTED]. The purchase price was 2,100M - 85% LTPP. Borrower cash injection was 379M. Co-borrowers are [REDACTED] (EPC) and [REDACTED](OC). [REDACTED] is a newly established entity to own the real estate. [REDACTED] was established in 2019 and provides virtual CCTV security services and live security staffing as an employment agency placing temporary, temp-to-hire, and direct hire positions in the security guard industry. Guarantor [REDACTED] wholly owns the entities and has experience in security services. Two real estate holding companies are affiliate entities and provide corporate guarantees. Collateral is a 1st TD on the subject property and a priority blanket UCC filing. The real estate provides an 85% LTV. Repayment is based on historical cash flow with a 2022 DSC of 2.49. The loan appears to meet all SBA eligibility requirements.
																																																																																																											None	49458891-09	03/27/23	$1,785,000	75%		26860105	06/25/23	04/04/23	UTD	UTD	UTD-A current loan history was not provided.	Yes	UTD					Yes		$1,728,500								$56,500	2022	18%	0.00	-1.33	2.49	2.20	X	X				X	X				X	X				X	X							X			X				X	X				X	X				X	X				X	X					X							X					X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance other than noted exceptions.				X		X	X				X	X				X	X				X	X					X	X				X	X				X	X							X					X					X		X	X							X					X		X	X				X	X							X		X	X				X	X				X	X				X	X				X	X					X			X	New Loan	X			X	New Loan	X	X				X			X	CRE Loan
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	pizza parlor	LLC	[REDACTED]		09/05/23	4811009108	02/07/23		02/08/33	WSJ + 2.0%	$5,208	SBA 7a UCC	$389,100	$380,455	$0	($291,825)	($285,341)	$97,275	$95,114		$76,091	10.25%	07/01/23	NA	UTD	Never	UTD		75%	[REDACTED]	2/7/23													02/08/23	02/24/23		Yes	NOTES:	Blanket UCC-1													SFR 2nd DT	[REDACTED]	n/a	$1,262	02/15/23	$397	02/15/23	$389	$513
Originated in 2/23 for 389M to purchase a business opportunity in [REDACTED], and provide 25M working capital. The business was established in 2013 and was known as [REDACTED] dba [REDACTED] which is a franchise pizza joint. The purchase price was 399M. Borrower injection was 45M. [REDACTED] is a newly established entity to own and operate the business and is wholly owned by the guarantor. The guarantor, [REDACTED], has restaurant experience as a former owner of a [REDACTED] franchise and was recently an insurance agent. Collateral consists of a 2nd TD on an SFR property in [REDACTED] and a priority blanket UCC filing. The real estate collateral provides a 71% CLTV based on the Lender's estimate of value. Repayment is based on historical cash flow with a 2021 DSC of 1.62. The loan appears to meet all SBA eligibility requirements.
																																																																																																											None	48110091-08	02/01/23	$389,100	75%	02/15/23	26860105	05/02/23	Waived per SBA Notice 5000-836123	n/a	UTD	UTD-A current loan history was not provided.		UTD	Yes		Yes		Yes			$25,000						$354,000	$10,100	2021	10%	5.19	0.25	1.62	2.95	X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.	X	X				X	X				X	X							X					X			X	X				X	X				X	X							X					X					X		X	X							X					X		X	X				X	X							X		X	X				X	X							X	Waived per SBA Notice 5000-836123	X	X				X	X					X			X	New Loan	X			X	New Loan	X	X				X	X
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	[REDACTED] & [REDACTED]	LLC	[REDACTED]		10/20/23	146	07/17/23		10/17/33	WSJ +2.75%	$6,853	SBA 7a UCC	$499,800	$499,800	$0	($374,850)	($374,850)	$124,950	$124,950		$99,960	11.00%	10/01/23	None	UTD	Never	$375	$375	75%	[REDACTED]	Yes	[REDACTED]	Yes	[REDACTED]	Yes	[REDACTED]	Yes							07/18/23	UTL		UTD	NOTES:	Blanket UCC-1	UTD		Assignment of Life Ins.	$950										[REDACTED]
Subject Loan originated on 07/XX/23 for 499.8M to provide funds for borrower to purchase equipment, machinery, inventory and for working capital for a start-up retail location for cookies and smoothies. Borrower is a franchisee of the [REDACTED] (formerly [REDACTED]) and the [REDACTED], owned by [REDACTED] and [REDACTED]. Both franchises are in the SBA Franchise Directory. Loan proceeds will allow them to open their 4th franchise location in [REDACTED]. Both individuals and the business entities of the other locations provide a guarantee. Collateral consists of a priority blanket UCC filing on all assets. Lender acknowledges collateral shortfall, but notes that all available collateral has been pledged. Repayment is based on 1st year projected business cash flow with a 2024 DSC of 7.94x. The Bank has requested annual  financial information for ongoing monitoring. The loan appears to meet all SBA eligibility requirements; however, exceptions to documentation are noted above.
																																																																																																											UTL UCC post search	5088949102	05/30/23	$449,800	75%	07/17/23	26860105	08/30/23	07/18/23	Non delegated processing	$150,000	UTD-A current loan history was not provided.		Form 1086 on file			X	X		$181,516	$6,036	$61,952		$243,373					$6,923	Projection 2024	$54,210	0.18	8.10	7.94	8.58	X	X			Loan was submitted through non-delegated processing. PLP certification on Form 1920 not required.	X	X				X	X				X	X				X	X				X	X				X	X				X	X							X		X	X				X	X							X					X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X							X					X					X			X	X				X	X				X	X				X	X				X	X				X	X				X	X							X					X		X	X				X		X		UTL UCC post search				X		X	X				X	X				X	X				X	X				X	X					X			X	New loan	X			X	New loan	X					X
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	Meat Packing Business	S Corp	[REDACTED]		10/19/23	135	05/18/23		05/18/33	WSJ +3.0%	$6,292	SBA 7a UCC	$448,000	$443,722	$0	($336,000)	($332,792)	$112,000	$110,931		$88,744	11.25%	10/01/23	None	UTD	Never	UTD		75%	[REDACTED]	Yes													5/18/2020 and 5/19/2023	05/30/23		See below	NOTES: UCC filing on inventory dated 05/18/23 in 1st position, and UCC filing on all assets in 2nd position to SBA.	Blanket UCC- 2	UTD		Inventory UCC	UTD										[REDACTED]
Subject loan originated on 05/XX/23 for 448M to provide capital for borrower to purchase inventory to expand their business due to an increase in demand. Borrower is a meat packing company, specializing in selling meat to Korean restaurants in [REDACTED] and [REDACTED]. Principal / Guarantor is [REDACTED], who has been in the business for 50 years. Collateral consists of a UCC Inventory filing in 1st position and a blanket UCC filing in second position after the SBA. The loan is unsecured, but all available collateral was taken. Lender originally required an assignment of life insurance, but [REDACTED] was declined for health reasons. Repayment is based on historical cash flow with a 2022 DSC of 1.29x. The Bank has requested annual current financial information to monitor the loan. The loan appears to meet all SBA eligibility requirements; however, exceptions to documentation are noted above.
																																																																																																											UTL INS verification of Guarantor [REDACTED], who is not a US citizen. UTL SAMS exclusion search for broker [REDACTED] Inc and agent [REDACTED]	5007379107	04/24/23	$448,000	75%	05/18/23	26860105	N/A	N/A	Non Delegated Processing	UTD	UTD-A current loan history was not provided.		UTD					X			$33,499		$411,424					$3,077	12/31/22	N/A	4.64	2.18	1.29	1.36	X	X			Loan is submitted under non-delegated processing, PLP lender signature not required.	X	X				X	X				X	X							X		X	X				X	X			CAIVRS reports are on file	X		X		UTL INS verification of Guarantor [REDACTED], who is not a US citizen.				X		X	X				X	X							X					X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X							X		X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X							X					X					X			X	X				X	X				X	X							X					X		X	X				X	X				X	X				X	X				X	X				X	X							X		X	X				X		X		UTL SAMS exclusion search for broker PlanM Inc and agent [REDACTED]				X		X	X				X	X					X			X	New loan	X			X	New loan	X					X
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	Restaurant	LLC	[REDACTED]		10/19/23	142	06/28/23		06/29/48	WSJ +2.0%	$20,808	SBA 7a RE	$2,244,500	$2,243,193	$0	($1,683,375)	($1,682,395)	$561,125	$560,798		$448,639	10.25%	10/01/23	None	UTD	Never	UTD		75%	[REDACTED]	Yes													07/03/23	07/12/23		Yes	NOTES:	Personal Property (value per appraisal)	$15												Mixed-Use 1st DT	[REDACTED]	09/08/22	$3,730	UTL	UTL	UTL	UTL	$2,243	60%
SBA 7a loan originated in June 2023 for $2,244,500 to refinance an interim loan made by Lendistry.  The interim loan was used to purchase the business and real estate for a full-service restaurant and entertainment venue used for weddings and other events.  The loan is structured as an EPC/OC where [REDACTED] holds title to the real estate and leased to operating companies, [REDACTED] and [REDACTED].  The loan is secured by a 1st T/D on the subject property located at [REDACTED] and a 1st blanket lien on all business assets.  The loan is also guaranteed by owner, [REDACTED].  All three entities are owned 100% by [REDACTED].  The subject property was appraised at $3.7MM which provides a LTV of 60% (real estate only).  Loan repayment is based on a combination of historical results of OC, [REDACTED], projections, and the sellers financial results. DSCR for 2022 is 1.78x with Global DSCR at 1.77x.  Projected Year 1 results provide a DSCR of 1.88x and Global DSCR of 1.87x.  The loan appears to meet all SBA eligibility requirements; however, multiple exceptions to documentation are noted above.
																																																																																																											UTL - Title Insurance Policy UTL - Recorded Deed of Trust UTL - SBA from 1050 UTL - Hazard insurance coverage UTL - Guaranty fee payment confirmation. Both Form 1050 and pay.gov not in file. Note: Loan Authorization shows the rate at P+2.25%, Note & Credit Memo shows P+2.00%	5053349110	05/12/23	$2,244,500	75%	UTD	26860105	08/12/23	UTL	Pay.gov	UTD	UTD-A current loan history was not provided.							Yes							$2,165,000			$79,500	2021	11%	1.81	Negative	1.88	1.87	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X				X	X				X		X		UTL SBA form 1050	X	X							X		X	X				X	X				X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.	X	X			Business valuation in file for interim loan.	X	X				X	X				X	X				X	X			Environmental Screen report dated 8/1/22 concluded "No further environmental assessment is recommended at this time.		X	X				X		X		UTL	X								X					X		X					X								X					X		X	X				X								X		X					X	X				X					X					X						X			X	New loan	X			X	New loan	X			X	New loan	X			X	New loan
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	residential and commercial landscape installation and maintenance	S-Corp	[REDACTED]		09/06/23	2607607003	05/24/18	05/14/19	05/24/28	WSJ + 0.50%	$3,239	SBA 7a UCC	$250,000	$150,875	$0	($127,500)	($76,946)	$122,500	$73,929		$66,385	8.75%	10/01/22	NA	UTD		UTD		51%	[REDACTED]	UTL													05/25/18		UTL	UTD	NOTES:	Blanket UCC-1														[REDACTED]
Originated in 2018 for 170M to refinance business debt and provide 72M working capital. Note, documentation was not provided to confirm eligibility of debts refinanced. In 2019, the loan was increased by 80M to provide additional working capital. [REDACTED] dba [REDACTED] was established in 2015 and is a residential and commercial landscaping installation and maintenance business in [REDACTED]. The company is wholly owned by the guarantor, [REDACTED]. Collateral is a priority blanket UCC filing and all available collateral was taken. Repayment was based on historical cash flow with a 2017 DSC of 1.72. Borrower and guarantor provided 2020 tax returns and the DSC for that year is estimated by reviewer at 2.01. This loan is Criticized and the 8/23 PLR indicates all payments are current. Criticism is caused by borrower's unresponsiveness to requests for updated financial information as requested by the Lender. The loan appears to meet all SBA eligibility requirements; however, multiple exceptions to documentation are noted above.

UTL Lender's approval to increase the loan by 80M in 5/19 (SBA email approval on file but "subject to Lender's internal credit review and analysis procedures").

The SBA Form 1050 on file appears to be for a different loan to the borrower in 2020.

UTL Post search confirming Lender's priority interest on all business assets with the exception of two specific [REDACTED] filings.

UTL Evidence the SBA Guaranty fee was paid.   SBA Authorization dated 05/24/2018 says a fee of 1,192.50 is due

UTL SBA Form 1920.

UTL documentation of the debts refinanced to determine eligibility.

UTL SBA Form 148 - Unconditional Guarantee for [REDACTED].

UTL SBA Form 159.

UTL SAMS Search.
																																																																																																												26076070-03	5/24/2018 & 5/8/2019	$170,000 & $250,000	75%	unknown	UTL	UTD	UTD	UTD	UTD	UTD-A current loan history was not provided.		Yes					Yes			$72,081*	* Additional $80,000 funded in 5/19.			$97,919				2017	n/a	not presented	not presented	1.72	not presented	X		X		UTL	X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X							X		X		X		UTL documentation of the debts refinanced (eligibility sufficiently addressed in the CAR).				X					X		X	X					X					X	X				X	X				X	X				X	X				X	X				X	X							X		X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance other than noted exceptions.				X		X	X							X					X					X			X	X				X	X							X		X	X							X					X		X	X							X					X		X		X		UTL	X		X		UTL Post search confirming lender position				X		X		X		UTL	X		X		UTL	X		X		UTL	X		X		UTL - The SBA Form 1050 on file appears to be for a different loan.	X	X					X		X		Bank has requested annual current financial information but borrower has not complied.	X	X			Bank has requested updated financial information but borrower has not complied. Per SOP, Bank is required to request updated financial info., but cannot call a default if not received.	X	X			UTL	X		X		UTL Recorded UCC Continuation, expired 5/25/23.
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	Employment Placement Services	S-Corp	[REDACTED]		09/06/23	4490649110	11/21/22		11/23/32	WSJ +2.50%	$19,260	SBA 7a UCC	$1,398,000	$1,358,293	$0	($1,048,500)	($1,018,720)	$349,500	$339,573		$271,659	10.75%	07/01/23	NA	UTD	Never	UTD		75%	[REDACTED]	Yes	[REDACTED]	Yes											12/19/22	UTL		UTD	NOTES: Third position	Blanket UCC-1	$0	N/A	Assignment of Life Ins.	$1,398									SFR 2nd DT	[REDACTED]	08/31/22	$1,619	12/01/22	$1,398	12/01/22	$1,398	$1,168	158%
SBA 7a UCC loan originated in November 2022 for 1,398,000 to refinance existing debt and provide working capital.   Borrower is 100% owned by [REDACTED] a licensed Occupational Therapist.  Borrower provides temporary staffing services (primarily nurses) within the healthcare industry and has been in operations for 13 years.  Located in [REDACTED], business is considered a home based primary office with 3 virtual offices in [REDACTED], [REDACTED] and [REDACTED].   The subject debt consolidation was used to support A/R and working capital.  Collateral consists of a third priority blanket UCC filing on all business assets and a 2nd D/T on guarantor's primary residence.  Bank shows total collateral value to support this loan of 207,500 or 15% collateral coverage.  Assignment of life insurance for 1,398,000 was provided by guarantor.  Repayment is based on historical cash flow with a 2022 DSC of 2.64x, based on current P&I payments.  The loan appears to meet all SBA eligibility requirements.
																																																																																																											UTL - Post UCC Search reflecting first position by Bank	4490649110	11/04/22	$1,398,000	75%	11/21/22	26860105	90 days from approval	11/25/22	Pay.gov	UTD	UTD-A current loan history was not provided.	No	No	No	No	No	No	Yes			$703,557				$654,300			$40,143	2022	N/A	2.66	9.99	2.64	3.10	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X							X		X	X							X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X							X		X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X							X					X			X	X				X	X				X	X				X	X				X	X							X		X	X							X					X		X	X				X		X		UTL - UCC Post Search reflecting first position by Bank				X		X	X				X	X				X	X				X	X				X		X		UTL - UCC Post Search		X	X				X	X				X	X				X		X		UTD without UCC Post Search
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	Accounting and Tax Preparation Services	LLC	[REDACTED]		10/19/23	80	05/18/23		07/25/33	WSJ +3.0%	$3,666	SBA 7a UCC	$261,000	$259,613	$0	($195,750)	($194,710)	$65,250	$64,903		$51,923	11.25%	10/01/23	None	UTD	Never	UTD		75%	[REDACTED]	Yes	[REDACTED]	Yes											05/19/23	06/12/23		No	NOTES: SBA is in 1st position, approval on file for borrower to be in second position after SBA. Search dated 06/12/13 shows borrower is in third position, after [REDACTED]. Reportedly, [REDACTED] debt is paid off but UCC termination filing from [REDACTED] is not yet on file. Prior lien for Refundo was terminated, with proof on file.	Assignment of Life Ins.	$350		Blanket UCC- 2	UTD										[REDACTED]
Subject originated on 05/XX/23 for $261M to assist borrower in the purchase of an accounting and tax preparation business in [REDACTED]. [REDACTED] is an existing accounting and tax preparation firm business that will incorporate the clients of the business being purchased into its existing business.  Business owners and guarantors are [REDACTED] and [REDACTED] (spouses), who are both well qualified to manage the business with MBA degrees. Collateral consists of a second position UCC filing (after the SBA's filing) and an assignment of life insurance proceeds for the full amount of the loans. All available collateral has been taken. Repayment is based on the combined historical cash flow of borrower and seller with 2022 DSC of 4.35x. The loan appears to meet all SBA eligibility requirements; however, multiple exceptions to documentation are noted above.
																																																																																																											UTL Termination of UCC Filing by CSC Financial to place Bank in 2nd position after SBA UTL CAIVRS reports for borrower and guarantors is not in loan file. (CAIVRS report for seller is on file.) UTL SAMS exclusion reports for borrower and guarantors is not in loan file. (SAMS report for seller is on file.) UTL IRS Tax Transcripts for borrower or seller	5005339102	04/24/23	$261,000	75%	05/19/23	26860105	N/A	N/A	UTD	EIDL $45,300	UTD-A current loan history was not provided.			X													$251,000	$10,000	12/31/22	10% $29,000	0.41	-1.88	4.35	2.25	X	X				X	X				X	X				X	X							X		X	X				X		X		UTL CAIVRS reports for borrower and guarantor is not in loan file. (CAIVRS report for seller is in file.)	X	X							N/A		X	X				X	X				X	X							N/A					N/A		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.	X	X				X	X							X					X					X			X	X							X		X	X				X	X				X	X							X		X		X		UTL IRS Tax Transcripts for borrower or seller				X					X		X	X				X		X
SBA is in 1st position, approval on file for Lender to be in second position after SBA. Search dated 06/12/13 shows borrower is in third position, after CSC Financial. UCC termination filing from CSC is not yet on file. Prior lien for Refundo was terminated, with proof on file.
																																																																																																																																																																																																																																																																																																																																																																	X		X	X				X		X		UTL SAMS exclusion reports for borrower and guarantor is not in loan file. (CAIVRS report for seller is in file.)				X		X	X				X		X		SEE NOTES ON UCC FILING POSITION		X			N/A		X			N/A		X					X
Falcon Bridge Capital, LLC	Lendistry	[REDACTED]	Cricket Sporting Goods	LLC	[REDACTED]		10/18/23	106	05/23/23		05/24/33	WSJ +3.0%	$8,485	SBA 7a UCC	$604,100	$597,049	$0	($453,075)	($447,786)	$151,025	$149,262		$119,410	11.25%	10/01/23	None	UTD	Never	UTD		75%	[REDACTED]	Yes													05/24/23	05/30/23		Position per CA	NOTES:	Blanket UCC-1	n/a	n/a	Assignment of Life Ins.	$604	n/a	Inventory UCC	$242	n/a						[REDACTED]																																									Originated in May 2023 this is an SBA 7a - UCC loan for 604,100 to refinance debt, purchase inventory and provide working capital. Borrower is an existing sporting goods and recreational goods wholesaler specializing in cricket equipment. Founded in 2019 and is owned 100% by [REDACTED], Guarantor. Collateral consists of a priority first UCC filing on new inventory, second on all business assets and assignment of life insurance. Repayment is based on projected cash flow with a 2023 DSC of 4.42 (based on current P&I payments). The loan appears to meet all SBA eligibility requirements.	None	4852569108	04/11/23	$604,100	75%	05/23/23	26860105	90 days from approval	05/16/23	www.pay.gov	UTD	UTD-A current loan history was not provided.							Yes			$164,390			$242,100	$192,224			$5,386	2023 projections	0%	18.40	1.29	4.42	7.36	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X							X		X	X							X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X							X					X					X			X	X				X	X				X	X				X	X				X	X				X	X				X	X							X					X		X	X				X		X		UTL - UCC Post search showing Bank's priority lien position				X		X	X				X	X				X	X				X	X				X		X		UTL - UCC Post search showing Bank's priority lien position					X	New loan				X		X	X				X		X
Falcon Bridge Capital, LLC	Community Bank of the Bay	[REDACTED]	Hospitality - Hotel Operator	LLC	[REDACTED]		09/25/23	190013643	07/26/21		07/05/46	7% Fixed	$29,102	SBA 7a RE	$4,207,500	$4,006,956	$0	($3,749,724)	($3,570,999)	$457,776	$435,957		$235,609	7.00%	NA	None	UTD	UTD	UTD		89%	[REDACTED]	Yes	[REDACTED]	Yes											07/28/21	07/12/22		yes	NOTES:	FF& E (value per appraisal)	188M												Motel / Hotel 1st DT	[REDACTED]	01/15/21	$4,950	07/26/21	$4,208	07/26/21	$4,208		85%
Originated in July 2021 this is an SBA7a RE loan for 4,207,500 to purchase a 26 room, limited service motel property located in [REDACTED] known as [REDACTED].  Borrower is a single asset LLC owned 50/50 by Guarantors, [REDACTED] and  [REDACTED] (husband and wife) who contributed 22.34% equity.   Guarantors own 3 additional hotel properties in [REDACTED] and have extensive experience.     Collateral consists of a 1st D/T as well as a priority blanket UCC filing. The CLTV was 85% real estate only at origination (estimated at 81% CLTV presently). Repayment is based on historical cash flow with a 2021 DSC of 1.04x (based on current P&I payments). The Bank has requested annual current financial information but the borrower has not complied. The loan appears to meet all SBA eligibility requirements; however, multiple exceptions to documentation are noted above.
																																																																																																											UTL - SBA Loan Authorization UTL - Environmental Questionnaire UTL - Form 1050 UTL - Annual monitoring of insurance UTL - 3 years transcripts for Affiliate - [REDACTED] UTL - 3 years transcripts for Affiliate - [REDACTED] UTL - 3 years transcripts for Affiliate - [REDACTED]	1116379108	UTL	$4,207,500	89%	07/26/21	A051224	90 days from approval	Waived	N/A	UTD	UTD-A current loan history was not provided.			Yes				Yes		$4,207,500							Yes		2021	22.34%	11.30	0.90	1.04	1.75	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X				X	X				X		X		UTL - Environmental Questionnaire	X	X			Reliance letter in file.		X		X		UTL - SBA Loan Authorization	X	X				X	X							X					X		X	X				X		X		UTL Affiliate transcripts ([REDACTED] and [REDACTED], [REDACTED]. 2, 3 & 4)				X					X		X	X												X		X	X				X	X							X	SBA fee Waived	X		X		UTL Form 1050	X	X					X		X		Bank has requested annual current financial information but borrower has not complied.	X	X			Bank has requested updated financial information but borrower has not complied. Per SOP, Bank is required to request updated financial info., but cannot call a default if not received.	X		X		UTL - Annual monitoring of insurance.	X	X
Falcon Bridge Capital, LLC	Community Bank of the Bay	[REDACTED]	Mfg high end Blankets	C-Corp	[REDACTED]		09/26/23	190013459	05/26/23		05/26/33	WSJ + 2.5%	$67,468	SBA 7a UCC	$5,000,000	$4,970,349	$0	($3,750,000)	($3,727,762)	$1,250,000	$1,242,587		$994,070	10.50%	NA	None	UTD	UTD	UTD		75%	[REDACTED]	Yes													06/09/23	07/03/23		Yes	NOTES:	Blanket UCC-1	$406		Assignment of Life Ins.	4,592M										[REDACTED]
Originated in May 2023 this is an SBA7a UCC loan for 5,000M to refinance existing debt and pay closing costs.  Borrower is a C-Corp owned 85% by Guarantors, [REDACTED].   Guarantor has extensive experience in the charity youth organizations.  His policy is for every blanket purchased, one is donated to a local homeless shelter.  Collateral consists of a 1st priority blanket UCC filing and Assignment of Life Insurance. Collateral coverage is estimated at 8% with all available collateral taken.  Repayment is based on projected cash flow with a 2023 DSC of 1.50 (based on current P&I payments). The loan appears to meet all SBA eligibility requirements; however, multiple exceptions to documentation are noted above.
																																																																																																											UTL - Documentation to pay off Oxygen Factoring Line not found in file. UTL - Flood Certification UTL - Copy of Life Insurance Policy (Copy in file is an illustration) UTL - Assignment of Life Insurance not signed by Insurance Co. UTL- 3 years tax transcripts for [REDACTED]	5053479103	05/12/23	$5,000,000	75%	05/26/23	A051224	90 days from approval	UTL	www.pay.gov	UTD	UTD-A current loan history was not provided.		Yes					Yes							$4,860,375			$139,625	Projections	3%	5.70	-5.00	1.50	1.56	X	X				X	X				X	X				X	X							X		X	X				X	X				X	X							X		X	X				X	X							X		X		X		UTL - Documentation to pay off Oxygen Factoring Line not found in file.				X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.				X		X	X							X					X					X			X	X				X	X				X		X		UTL - Flood Certification where collateral is located	X		X		UTL - Copy of Life Insurance Policy (Copy in file is an illustration)	X		X		UTL - Assignment of Life Insurance not signed by Insurance Co.	X	X				X		X		UTL- 3 years tax transcripts for [REDACTED]				X					X		X	X				X	X							X		X	X				X	X				X	X				X	X				X	X					X	X				X	X				X	X			Expired 2024	X	X
Falcon Bridge Capital, LLC	Millennium Bank	[REDACTED]	Hotel / Motel Operations	LLC	[REDACTED]	02/28/23	08/06/23	1000842	09/25/20		09/25/45	WSJ +1.75%	$24,180	SBA 7a RE	$2,875,000	$2,751,333	$0	($2,156,250)	($2,063,500)	$718,750	$687,833		$550,267	9.75%	04/01/23	5%, 3%, 1%	UTD	Never	UTD		75%	[REDACTED]		[REDACTED]												10/01/20	10/09/20		Yes	NOTES:	FF&E	$410		Blanket UCC										Motel / Hotel 1st DT	[REDACTED]	02/21/20	$3,335	08/26/20	$2,875	10/16/20	$2,875
Originated in 9/20 for 2,875M to refinance Millennium Bank debt on a 78-room newly franchised [REDACTED] in [REDACTED], consolidate 200M debt to [REDACTED], and provide working capital 28M. Terms are P&I fully amortized over 25-years. Borrower purchased the subject in 2/19 as an independent hotel, renovated it, and branded it. Loan meets SOP 50 10 6 requirements for Same Institution Debt and other debt refinance. Borrower is wholly owned by the two guarantors who have hospitality experience. The AV provided an 86% LTV (real estate only) at origination (82% LTV presently), and repayment was underwritten on a proforma basis with a Year 1 DSC of 1.60x. A 4/23 annual review reflects a 2022 DSC of 3.65x (2.84 at current P&I payments). The loan appears to meet all SBA eligibility requirements.
																																																																																																											UTL Evidence the SBA Guaranty fee was paid. Itemized on Form 1050 in fjile, but UTL evidence of disbursement. UTD If borrower has any other SBA loans (not addressed in CAR). UTL SAMS Search. Bank states the SBA runs them on thier behalf UTL CAVIRS - Bank states the SBA runs them on thier behalf	8293398208	09/16/20	$2,875,000	75%	08/26/20	7073713	12/15/20	UTL		UTD	UTD-A current loan history was not provided.		UTD			Yes		Yes			$28,465				$2,760,275			$86,260	Proforma	n/a	0.00	2.27	1.60	1.25	X	X				X	X				X	X				X	X				X	X				X	X				X		X		UTL CAVIRS - Bank states the SBA runs them on thier behalf	X	X							X		X	X				X	X							X		X	X				X	X			7(a) non-delegated processing per SOP 50 10 6.	X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance other than the noted exceptions.				X		X	X				X	X				X		X			X	X			Phase I 8/20 - no further action warranted.		X	X				X	X				X	X							X					X					X		X	X							X					X		X	X				X	X							X		X	X				X		X		UTL SAMS Search - Bank states the SBA runs them on thier behalf	X		X		UTL	X	X				X	X					X	X				X	X				X	X				X	X
Falcon Bridge Capital, LLC	Millennium Bank	[REDACTED]	Hotel / Motel Operations	LLC	[REDACTED]	02/28/23	08/08/23	1000946	08/05/21		09/01/46	WSJ + 1.75%	$42,376	SBA 7a RE	$5,000,000	$4,882,249	$0	($3,750,000)	($3,661,687)	$1,250,000	$1,220,562		$976,450	9.75%	04/01/23	5%, 3%, 1%	UTD	Never	UTD		75%	[REDACTED]	Yes													08/04/21	08/16/21	n/a	Yes	NOTES:	Blanket UCC (per appraisal)	$550		Assignment of Life Ins.	$2,000									Motel / Hotel 1st DT	[REDACTED]	06/09/21	$6,570	08/05/21	$5,000	08/05/21	$5,000	$5,000	74%																																	Subject is an SBA 7(a) loan for 5MM to purchase an 85 room [REDACTED] branded hotel in [REDACTED]. LTV at loan origination was 76%, presently 74%. There is one guarantor, [REDACTED]. DSCR per projections for the 1st year was 3.81x. The borrower purchased the hotel through auction, and made a sizeable cash injection of 29% of the purchase price. The credit presentation demonstrated sound underwriting practices. Repayment and collateral position are well supported. SBA credit / SOP guidelines appear to be in compliance.	UTL assignment of Life Insurance policy to bank as required by the credit authorization UTL CAVIRS - Bank states the SBA runs them on thier behalf UTL SAMS Search. Bank states the SBA runs them on thier behalf	1336149100	07/30/21	$5,000,000	75%	08/05/21	7073713	10/30/21	UTL	Direct	n/a	UTD-A current loan history was not provided.		x	x		x		x		$4,965,000	$35,000								Projections	29%	0.00	2.35	3.81	3.80	X	X				X	X				X	X				X	X				X	X				X	X				X		X		UTL CAVIRS - Bank states the SBA runs them on thier behalf	X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X							X		X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance.	X	X				X	X				X	X				X		X			X	X			Reliance letter on file		X	X				X	X				X	X				X	X				X		X		UTL				X					X	Note: property was purchased from an auction due to seller default and tax returns were not available.				X					X		X	X				X	X							X		X	X				X		X		UTL SAMS Search - Bank states the SBA runs them on thier behalf	X	X			Per SBA Authorization, SBA Guaranty Fee was waived.	X	X				X	X					X	X				X	X				X	X				X	X
Falcon Bridge Capital, LLC	Millennium Bank	[REDACTED]	Beauty Salon Franchisee	LLC	[REDACTED]	02/28/23	08/07/23	1000976	09/30/21		09/30/31	WSJ +1.75%	$8,408	SBA 7a UCC	$667,200	$607,712	$0	($600,480)	($546,941)	$66,720	$60,771		$30,386	9.75%	04/01/23	5%, 3%, 1%	UTD	Never	UTD		90%	[REDACTED]	09/30/21	[REDACTED]	09/30/21	[REDACTED]	09/30/21									09/29/21	10/05/21		Yes	NOTES:	Blanket UCC														[REDACTED]
Originated in 9/21 for 667M to purchase three beauty salon franchise businesses known as [REDACTED] - two locations in [REDACTED], and one in [REDACTED]. The purchase price was 785M - 85% LTPP. Borrower injection is 124M. Terms are P&I over 10-years. The business specializes in semi-permanent eyelash extensions with four patented eyelash extension styles (patents developed by the corporate office). Co-borrowers are [REDACTED], [REDACTED], and [REDACTED] and are newly established entities to own and operate each of the three locations. (Note, two related loans were reviewed concurrently with this exam - see LS's for [REDACTED] and [REDACTED]) The borrowers are owned by the three guarantors who own and operate four [REDACTED] and personal spa businesses in [REDACTED] and [REDACTED]. Collateral is a blanket priority filing on all three locations, and all available collateral has been taken. Repayment is based on proforma cash flow with Year 1 DSC of 2.10 (1.76 DSC with current payments). The principals are experienced in operating this type of business. The loan appears to meet all SBA eligibility requirements.
																																																																																																											UTL IRS Tax Transcripts. UTL SAMS Search. UTL CAVIRS	1814969105	09/26/21	$667,200	90%	09/30/21		12/25/21	Waived (CARES Act)	Waived (CARES Act)	$598,000	UTD-A current loan history was not provided.			Yes				Yes									$667,000		Proforma	16%	0.00	-1.00	2.10	2.00	X	X				X	X				X	X				X	X				X	X				X	X				X		X		UTL CAVIRS - Bank states the SBA runs them on thier behalf	X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance other than noted exceptions.	X	X				X	X			Bank has junior liens on guarantor's primary residences for other loans. However, there appeas to be no remaining equity.				X					X					X			X	X				X	X				X	X							X					X					X		X		X		UTL				X					X		X	X				X	X							X		X	X				X		X		UTL SAMS Search - Bank states the SBA runs them on thier behalf				X	Waived (CARES Act).	X	X				X	X					X		X			X		X		UTL Annual financial statement and tax returns on the borrower and as required in the BLA.	X		X		UTL Expires 2022	X	X
Falcon Bridge Capital, LLC	Millennium Bank	[REDACTED]	Hotel / Motel Operations		[REDACTED]	02/28/23	08/07/23	1053919106	07/08/21		07/08/46	WSJ +1.75%	$37,513	SBA 7a RE	$4,430,000	$4,317,766	$0	($3,749,995)	($3,654,989)	$680,005	$662,777		$446,889	9.75%	04/01/23	5%, 3%, 1%	UTD	Never	UTD		85%	[REDACTED]	07/08/21	[REDACTED]												07/07/21	07/13/21		Yes	Junior UCC filing on secondary hotel collateral.	FF&E	$1,335		Blanket UCC	$380									Motel / Hotel 1st DT	[REDACTED]	04/13/21	$4,565	09/14/21	$4,430	09/14/21	$4,430							Motel / Hotel 2nd DT	[REDACTED]	04/29/21	$5,540	09/27/21	$2,109	07/27/21	$2,109	$2,600
Originated in 7/21 for 4,430M to purchase a 200-room [REDACTED] branded hotel in [REDACTED], and provide working capital 50M. The purchase price was 5,480M - 81% LTPP - and financing included a 500M seller-carry (no payments, all due at maturity). Borrower injection is 613M. Terms of this loan are P&I fully amortized over 25-years. Borrower is wholly owned by the individual guarantor. Collateral includes the subject property, a 2nd TD on a 63-room [REDACTED] in [REDACTED], and a blanket UCC filing on both hotels. Collateral provided a CLTV of 70% at origination on the real estate only (68% LTV presently). Underwritten repayment was based on proforma Year 1 with a 1.74 DSC. An 11/22 annual review reports a 5-month 2021 DSC of 2.06 (the 2021 DSC would be 1.42 with current P&I payments). The loan appears to meet all SBA eligibility requirements.
																																																																																																											UTL Environmental Questionnaire. UTL CAVIRS - Bank states the SBA runs them on thier behalf UTL SAMS Search. Bank states the SBA runs them on thier behalf	1053919106	06/17/21	$4,430,000	85%	07/27/21	7073713	09/15/21	Waived (CARES Act)	Waived (CARES Act)	SBA EIDL	UTD-A current loan history was not provided.			Yes		Yes		Yes		$4,380,000	$50,000							$131,445	Proforma	11%	0.00	3.01	1.74	2.67	X	X				X	X				X	X				X	X				X	X				X	X				X		X		UTL CAVIRS- Bank states the SBA runs them on thier behalf	X	X							X		X	X				X	X				X	X							X					X		X	X				X	X				X	X					X	X				X	X				X	X				X	X				X	X				X	X				X	X				X	X				Sound underwriting. Repayment and collateral position well supported. SBA guidelines appear to be in compliance other than noted exceptions.				X		X	X				X	X				X		X		UTL Environmental Questionnaire. Bank submitted Phase 1 - EQ is also required.	X				Phase I 4/21 - no further action warranted. Secondary collateral: Phase I 5/21 - no further action warranted.		X	X				X	X				X	X							X					X					X		X	X							X					X		X	X				X	X							X		X	X				X		X		UTL SAMS Search - Bank states the SBA runs them on thier behalf				X	Waived (CARES Act)	X	X				X	X					X	X			No updated financials in file. Bank is only required to make a reasonable effort to obtain.	X	X				X	X				X	X